FS Variable Separate Account

The United States Life Insurance Company in the City of New York

Financial Statements

December 31, 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.
Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the subaccounts of FS Variable Separate Account indicated in the table below as of December 31, 2024, and the related statements of operations, and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of FS Variable Separate Account as of December 31, 2024, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS Asset Allocation Fund Class 4 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
American Funds IS Capital Income Builder Class 4 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
American Funds IS Capital World Bond Fund Class 4 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 4 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
American Funds IS Global Small Capitalization Fund Class 4 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
American Funds IS Growth Fund Class 4 (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 4 (1)	SAST SA International Index Portfolio Class 3 (1)
American Funds IS The Bond Fund of America Class 4 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III (2)	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)
BlackRock Global Allocation V.I. Fund Class III (2)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
Columbia VP Income Opportunities Fund Class 1 (1)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
Columbia VP Large Cap Growth Fund Class 1 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
Columbia VP Limited Duration Credit Fund Class 2 (2)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
FTVIP Franklin Rising Dividends VIP Fund Class 2 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA JPMorgan Global Equities Portfolio Class 1 (1)
FTVIP Templeton Global Bond VIP Fund Class 2 (1)	SAST SA JPMorgan Global Equities Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares (2)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares (2)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
Invesco V.I. American Value Fund Series II (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
Invesco V.I. Equity and Income Fund Series II (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
Lord Abbett Developing Growth Portfolio Class VC (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
Lord Abbett Fundamental Equity Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)
Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
Lord Abbett Short Duration Income Portfolio Class VC (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
Lord Abbett Total Return Portfolio Class VC (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
MFS VIT III Growth Allocation Portfolio Service Class (3)	SAST SA Mid Cap Index Portfolio Class 3 (1)
Morgan Stanley VIF Global Infrastructure Portfolio Class II (4)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S (5)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
PIMCO Dynamic Bond Portfolio Advisor Class (2)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
PVC Core Plus Bond Account Class 1 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (1)
PVC Diversified International Account Class 1 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
PVC Equity Income Account Class 2 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
PVC Government & High Quality Bond Account Class 1 (1)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
PVC Large Cap Growth Account I Class 1 (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)

1

PVC MidCap Account Class 2 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
PVC Principal Capital Appreciation Account Class 2 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
PVC SAM Balanced Portfolio Class 2 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
PVC SAM Conservative Balanced Portfolio Class 2 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
PVC SAM Conservative Growth Portfolio Class 2 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
PVC SAM Flexible Income Portfolio Class 2 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
PVC SAM Strategic Growth Portfolio Class 2 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
PVC Short-Term Income Account Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
PVC SmallCap Account Class 2 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (1)
SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	SST SA Allocation Balanced Portfolio Class 3 (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	SST SA Allocation Growth Portfolio Class 3 (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	SST SA Allocation Moderate Growth Portfolio Class 3 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	SST SA Allocation Moderate Portfolio Class 3 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	SST SA American Century Inflation Protection Portfolio Class 3 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	SST SA Columbia Focused Value Portfolio Class 3 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3 (2)
SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)	SST SA Multi-Managed International Equity Portfolio Class 3 (2)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	SST SA Multi-Managed Large Cap Growth Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)
SAST SA Fixed Income Index Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA Franklin Small Company Value Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2024 and 2023
(2) Sub-account had no assets and liabilities as of December 31, 2024 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.
(3) Statement of Operations and Changes in Net Assets for the period May 1, 2023 (commencement of operations) through December 31, 2023 and January 1, 2024 to December 31, 2024
(4) Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to December 6, 2024 (cessation of operations).
(5) Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to April 26, 2024 (cessation of operations).

Basis for Opinions
These financial statements are the responsibility of The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 17, 2025
We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

2

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$2,767,597	$—	$2,767,597	$—	$2,767,597	$2,767,597
American Funds IS Asset Allocation Fund Class 4	5,394,565	—	5,394,565	—	5,394,565	5,394,565
American Funds IS Capital Income Builder Class 4	201,898	—	201,898	—	201,898	201,898
American Funds IS Capital World Bond Fund Class 4	98,295	—	98,295	—	98,295	98,295
American Funds IS Global Growth Fund Class 2	3,974,434	—	3,974,434	15,514	3,958,920	3,974,434
American Funds IS Global Growth Fund Class 4	457,992	—	457,992	—	457,992	457,992
American Funds IS Global Small Capitalization Fund Class 4	179,051	—	179,051	—	179,051	179,051
American Funds IS Growth Fund Class 2	6,819,834	—	6,819,834	85,168	6,734,666	6,819,834
American Funds IS Growth Fund Class 4	588,941	—	588,941	—	588,941	588,941
American Funds IS Growth-Income Fund Class 2	6,477,902	—	6,477,902	57,046	6,420,856	6,477,902
American Funds IS Growth-Income Fund Class 4	855,892	—	855,892	—	855,892	855,892
American Funds IS The Bond Fund of America Class 4	419,145	—	419,145	—	419,145	419,145
Columbia VP Income Opportunities Fund Class 1	88,632	—	88,632	—	88,632	88,632
Columbia VP Large Cap Growth Fund Class 1	295,379	—	295,379	—	295,379	295,379
FTVIP Franklin Allocation VIP Fund Class 2	3,497,935	—	3,497,935	—	3,497,935	3,497,935
FTVIP Franklin Income VIP Fund Class 2	16,948,099	—	16,948,099	—	16,948,099	16,948,099
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	69,655	—	69,655	—	69,655	69,655
FTVIP Franklin Rising Dividends VIP Fund Class 2	11,625	—	11,625	—	11,625	11,625
FTVIP Franklin Strategic Income VIP Fund Class 2	48,044	—	48,044	—	48,044	48,044
FTVIP Templeton Global Bond VIP Fund Class 2	37,545	—	37,545	—	37,545	37,545
Goldman Sachs VIT Government Money Market Fund Institutional Shares	146,253	—	146,253	—	146,253	146,253
Goldman Sachs VIT Government Money Market Fund Service Shares	29,388,752	—	29,388,752	—	29,388,752	29,388,752
Invesco V.I. American Franchise Fund Series II	10,988,294	—	10,988,294	—	10,988,294	10,988,294
Invesco V.I. American Value Fund Series II	66,352	—	66,352	—	66,352	66,352
Invesco V.I. Comstock Fund Series II	17,041,694	—	17,041,694	3,889	17,037,805	17,041,694
Invesco V.I. Equity and Income Fund Series II	160,531	—	160,531	—	160,531	160,531
Invesco V.I. Growth and Income Fund Series II	18,872,772	—	18,872,772	1,612	18,871,160	18,872,772
Lord Abbett Bond Debenture Portfolio Class VC	192,620	—	192,620	—	192,620	192,620
Lord Abbett Developing Growth Portfolio Class VC	84,494	—	84,494	—	84,494	84,494
Lord Abbett Fundamental Equity Portfolio Class VC	13,409	—	13,409	—	13,409	13,409
Lord Abbett Growth and Income Portfolio Class VC	8,516,856	—	8,516,856	570	8,516,286	8,516,856
Lord Abbett Mid Cap Stock Portfolio Class VC	137,035	—	137,035	—	137,035	137,035
Lord Abbett Short Duration Income Portfolio Class VC	219,051	—	219,051	—	219,051	219,051
Lord Abbett Total Return Portfolio Class VC	116,965	—	116,965	—	116,965	116,965
MFS VIT III Growth Allocation Portfolio Service Class	1,185,837	—	1,185,837	—	1,185,837	1,185,837
PIMCO Emerging Markets Bond Portfolio Advisor Class	496,543	—	496,543	—	496,543	496,543
PIMCO Total Return Portfolio Advisor Class	29,684,401	—	29,684,401	—	29,684,401	29,684,401
PVC Core Plus Bond Account Class 1	6,086	—	6,086	—	6,086	6,086
PVC Diversified International Account Class 1	18,965	—	18,965	—	18,965	18,965
PVC Equity Income Account Class 2	140,250	—	140,250	—	140,250	140,250
PVC Government & High Quality Bond Account Class 1	322	—	322	—	322	322
PVC Large Cap Growth Account I Class 1	3,153	—	3,153	—	3,153	3,153
PVC MidCap Account Class 2	1,144,803	—	1,144,803	—	1,144,803	1,144,803
PVC Principal Capital Appreciation Account Class 2	155,046	—	155,046	—	155,046	155,046
PVC SAM Balanced Portfolio Class 2	3,323,695	—	3,323,695	32,082	3,291,613	3,323,695
PVC SAM Conservative Balanced Portfolio Class 2	31,079	—	31,079	—	31,079	31,079
PVC SAM Conservative Growth Portfolio Class 2	594,795	—	594,795	—	594,795	594,795
PVC SAM Flexible Income Portfolio Class 2	78,134	—	78,134	—	78,134	78,134
PVC SAM Strategic Growth Portfolio Class 2	426,844	—	426,844	—	426,844	426,844
PVC Short-Term Income Account Class 1	28,060	—	28,060	—	28,060	28,060
PVC SmallCap Account Class 2	1,138	—	1,138	—	1,138	1,138
SST SA Allocation Balanced Portfolio Class 3	17,086,554	—	17,086,554	—	17,086,554	17,086,554
SST SA Allocation Growth Portfolio Class 3	32,176,906	—	32,176,906	—	32,176,906	32,176,906
SST SA Allocation Moderate Growth Portfolio Class 3	27,368,825	—	27,368,825	—	27,368,825	27,368,825
SST SA Allocation Moderate Portfolio Class 3	19,403,657	—	19,403,657	23,084	19,380,573	19,403,657
SST SA American Century Inflation Protection Portfolio Class 3	21,822,497	—	21,822,497	121,932	21,700,565	21,822,497
SST SA Columbia Focused Value Portfolio Class 3	7,438	—	7,438	—	7,438	7,438
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	51,367	—	51,367	—	51,367	51,367
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	9,027	—	9,027	—	9,027	9,027
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	6,774	—	6,774	—	6,774	6,774
The accompanying Notes to Financial Statements are an integral part of this statement.

3

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	$12,212,789	$—	$12,212,789	$—	$12,212,789	$12,212,789
SAST SA AB Growth Portfolio Class 1	23,412,285	—	23,412,285	416,850	22,995,435	23,412,285
SAST SA AB Growth Portfolio Class 3	43,345,034	—	43,345,034	—	43,345,034	43,345,034
SAST SA AB Small & Mid Cap Value Portfolio Class 3	21,478,074	—	21,478,074	8,446	21,469,628	21,478,074
SAST SA American Funds Asset Allocation Portfolio Class 3	136,648,886	—	136,648,886	—	136,648,886	136,648,886
SAST SA American Funds Global Growth Portfolio Class 3	19,791,999	—	19,791,999	7,891	19,784,108	19,791,999
SAST SA American Funds Growth Portfolio Class 3	63,253,956	—	63,253,956	9,431	63,244,525	63,253,956
SAST SA American Funds Growth-Income Portfolio Class 3	29,695,972	—	29,695,972	5,930	29,690,042	29,695,972
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	193,515,391	—	193,515,391	—	193,515,391	193,515,391
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	8,057,956	—	8,057,956	—	8,057,956	8,057,956
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	70,350,242	—	70,350,242	—	70,350,242	70,350,242
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,486,727	—	1,486,727	—	1,486,727	1,486,727
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,188,030	—	1,188,030	5,880	1,182,150	1,188,030
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	63,686,205	—	63,686,205	1,160	63,685,045	63,686,205
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,646,745	—	2,646,745	—	2,646,745	2,646,745
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	660,427	—	660,427	—	660,427	660,427
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,214,126	—	8,214,126	1,298	8,212,828	8,214,126
SAST SA Fixed Income Index Portfolio Class 3	9,949,189	—	9,949,189	76,747	9,872,442	9,949,189
SAST SA Fixed Income Intermediate Index Portfolio Class 3	9,341,586	—	9,341,586	—	9,341,586	9,341,586
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	11,801,182	—	11,801,182	155,263	11,645,919	11,801,182
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	19,970,184	—	19,970,184	1,202	19,968,982	19,970,184
SAST SA Franklin Small Company Value Portfolio Class 3	13,103,136	—	13,103,136	726	13,102,410	13,103,136
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,005,199	—	1,005,199	—	1,005,199	1,005,199
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,220,012	—	1,220,012	—	1,220,012	1,220,012
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	13,047,070	—	13,047,070	—	13,047,070	13,047,070
SAST SA Franklin Tactical Opportunities Portfolio Class 3	9,006,355	—	9,006,355	—	9,006,355	9,006,355
SAST SA Global Index Allocation 60/40 Portfolio Class 3	12,339,185	—	12,339,185	—	12,339,185	12,339,185
SAST SA Global Index Allocation 75/25 Portfolio Class 3	10,246,226	—	10,246,226	—	10,246,226	10,246,226
SAST SA Global Index Allocation 90/10 Portfolio Class 3	27,595,090	—	27,595,090	—	27,595,090	27,595,090
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	9,175,295	—	9,175,295	—	9,175,295	9,175,295
SAST SA Index Allocation 60/40 Portfolio Class 3	30,568,351	—	30,568,351	—	30,568,351	30,568,351
SAST SA Index Allocation 80/20 Portfolio Class 3	77,849,939	—	77,849,939	—	77,849,939	77,849,939
SAST SA Index Allocation 90/10 Portfolio Class 3	145,856,130	—	145,856,130	—	145,856,130	145,856,130
SAST SA International Index Portfolio Class 3	2,961,726	—	2,961,726	—	2,961,726	2,961,726
SAST SA Invesco Growth Opportunities Portfolio Class 1	158,256	—	158,256	—	158,256	158,256
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,618,740	—	9,618,740	875	9,617,865	9,618,740
SAST SA Janus Focused Growth Portfolio Class 1	1,243,464	—	1,243,464	—	1,243,464	1,243,464
SAST SA Janus Focused Growth Portfolio Class 3	11,811,496	—	11,811,496	494	11,811,002	11,811,496
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,622,437	—	3,622,437	7,485	3,614,952	3,622,437
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	21,689,395	—	21,689,395	—	21,689,395	21,689,395
SAST SA JPMorgan Emerging Markets Portfolio Class 1	682,545	—	682,545	32,115	650,430	682,545
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,492,911	—	7,492,911	—	7,492,911	7,492,911
SAST SA JPMorgan Equity-Income Portfolio Class 1	5,154,173	—	5,154,173	14,795	5,139,378	5,154,173
SAST SA JPMorgan Equity-Income Portfolio Class 3	21,332,209	—	21,332,209	—	21,332,209	21,332,209
SAST SA JPMorgan Global Equities Portfolio Class 1	958,266	—	958,266	1,141	957,125	958,266
SAST SA JPMorgan Global Equities Portfolio Class 3	4,236,618	—	4,236,618	—	4,236,618	4,236,618
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,593,728	—	1,593,728	36,497	1,557,231	1,593,728
SAST SA JPMorgan Large Cap Core Portfolio Class 3	11,988,588	—	11,988,588	—	11,988,588	11,988,588
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	523,367	—	523,367	10,676	512,691	523,367
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	53,003,900	—	53,003,900	15,966	52,987,934	53,003,900
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,913,952	—	3,913,952	3,583	3,910,369	3,913,952
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	27,663,550	—	27,663,550	391	27,663,159	27,663,550
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	711,176	—	711,176	2,657	708,519	711,176
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	21,559,588	—	21,559,588	270,286	21,289,302	21,559,588
SAST SA Large Cap Growth Index Portfolio Class 3	7,254,607	—	7,254,607	—	7,254,607	7,254,607
SAST SA Large Cap Index Portfolio Class 3	11,678,853	—	11,678,853	—	11,678,853	11,678,853
SAST SA Large Cap Value Index Portfolio Class 3	7,211,729	—	7,211,729	—	7,211,729	7,211,729
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,322,632	—	1,322,632	—	1,322,632	1,322,632
SAST SA MFS Blue Chip Growth Portfolio Class 3	15,112,113	—	15,112,113	969	15,111,144	15,112,113
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,741,792	—	2,741,792	2,277	2,739,515	2,741,792
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	12,736,262	—	12,736,262	1,788	12,734,474	12,736,262
SAST SA MFS Total Return Portfolio Class 1	2,844,724	—	2,844,724	213,962	2,630,762	2,844,724
SAST SA MFS Total Return Portfolio Class 3	15,040,256	—	15,040,256	1,013	15,039,243	15,040,256
SAST SA Mid Cap Index Portfolio Class 3	7,504,480	—	7,504,480	—	7,504,480	7,504,480
The accompanying Notes to Financial Statements are an integral part of this statement.

4

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Morgan Stanley International Equities Portfolio Class 1	$973,170	$—	$973,170	$139	$973,031	$973,170
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,065,709	—	6,065,709	—	6,065,709	6,065,709
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	370,895	—	370,895	4,957	365,938	370,895
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	19,336,532	—	19,336,532	82,549	19,253,983	19,336,532
SAST SA PIMCO RAE International Value Portfolio Class 3	13,983,022	—	13,983,022	2,597	13,980,425	13,983,022
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	90,798,715	—	90,798,715	—	90,798,715	90,798,715
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,064,316	—	1,064,316	3,011	1,061,305	1,064,316
SAST SA PineBridge High-Yield Bond Portfolio Class 3	8,094,863	—	8,094,863	652	8,094,211	8,094,863
SAST SA Putnam International Growth and Income Portfolio Class 1	1,602,915	—	1,602,915	13,982	1,588,933	1,602,915
SAST SA Putnam International Growth and Income Portfolio Class 3	6,120,017	—	6,120,017	—	6,120,017	6,120,017
SAST SA Schroders VCP Global Allocation Portfolio Class 3	48,280,228	—	48,280,228	—	48,280,228	48,280,228
SAST SA Small Cap Index Portfolio Class 3	6,587,784	—	6,587,784	—	6,587,784	6,587,784
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	57,788,411	—	57,788,411	—	57,788,411	57,788,411
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	128,442,285	—	128,442,285	—	128,442,285	128,442,285
SAST SA VCP Dynamic Allocation Portfolio Class 3	693,719,782	—	693,719,782	366,634	693,353,148	693,719,782
SAST SA VCP Dynamic Strategy Portfolio Class 3	519,349,636	—	519,349,636	355,001	518,994,635	519,349,636
SAST SA VCP Index Allocation Portfolio Class 3	74,095,003	—	74,095,003	—	74,095,003	74,095,003
SAST SA Wellington Capital Appreciation Portfolio Class 1	14,537,734	—	14,537,734	148,477	14,389,257	14,537,734
SAST SA Wellington Capital Appreciation Portfolio Class 3	81,029,683	—	81,029,683	35,112	80,994,571	81,029,683
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,146,832	—	1,146,832	43,295	1,103,537	1,146,832
SAST SA Wellington Government and Quality Bond Portfolio Class 3	29,049,244	—	29,049,244	716	29,048,528	29,049,244
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	181,653	—	181,653	—	181,653	181,653
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	12,078,446	—	12,078,446	52,590	12,025,856	12,078,446
VALIC Company I International Equities Index Fund	81,926	—	81,926	—	81,926	81,926
VALIC Company I Mid Cap Index Fund	236,315	—	236,315	—	236,315	236,315
VALIC Company I Nasdaq-100 Index Fund	81,015	—	81,015	—	81,015	81,015
VALIC Company I Small Cap Index Fund	128,535	—	128,535	—	128,535	128,535
VALIC Company I Stock Index Fund	708,947	—	708,947	—	708,947	708,947
The accompanying Notes to Financial Statements are an integral part of this statement.

5

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	107,899	$25.65	$2,767,597	$2,769,288	1
American Funds IS Asset Allocation Fund Class 4	212,301	25.41	5,394,565	5,145,126	1
American Funds IS Capital Income Builder Class 4	16,335	12.36	201,898	176,996	1
American Funds IS Capital World Bond Fund Class 4	10,490	9.37	98,295	107,422	1
American Funds IS Global Growth Fund Class 2	109,278	36.37	3,974,434	3,469,822	1
American Funds IS Global Growth Fund Class 4	12,747	35.93	457,992	363,539	1
American Funds IS Global Small Capitalization Fund Class 4	10,526	17.01	179,051	210,882	1
American Funds IS Growth Fund Class 2	54,216	125.79	6,819,834	4,656,079	1
American Funds IS Growth Fund Class 4	4,812	122.38	588,941	442,826	1
American Funds IS Growth-Income Fund Class 2	94,734	68.38	6,477,902	4,618,046	1
American Funds IS Growth-Income Fund Class 4	12,748	67.14	855,892	600,744	1
American Funds IS The Bond Fund of America Class 4	46,212	9.07	419,145	493,418	1
Columbia VP Income Opportunities Fund Class 1	13,958	6.35	88,632	98,497	1
Columbia VP Large Cap Growth Fund Class 1	6,033	48.96	295,379	107,952	1
FTVIP Franklin Allocation VIP Fund Class 2	667,545	5.24	3,497,935	3,448,719	1
FTVIP Franklin Income VIP Fund Class 2	1,180,230	14.36	16,948,099	17,426,358	1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	3,971	17.54	69,655	69,864	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	414	28.08	11,625	11,181	1
FTVIP Franklin Strategic Income VIP Fund Class 2	5,368	8.95	48,044	48,368	1
FTVIP Templeton Global Bond VIP Fund Class 2	3,299	11.38	37,545	40,946	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	146,253	1.00	146,253	146,253	1
Goldman Sachs VIT Government Money Market Fund Service Shares	29,388,752	1.00	29,388,752	29,388,752	1
Invesco V.I. American Franchise Fund Series II	153,468	71.60	10,988,294	8,047,717	1
Invesco V.I. American Value Fund Series II	3,829	17.33	66,352	60,711	1
Invesco V.I. Comstock Fund Series II	826,865	20.61	17,041,694	15,178,442	1
Invesco V.I. Equity and Income Fund Series II	9,263	17.33	160,531	174,773	1
Invesco V.I. Growth and Income Fund Series II	931,529	20.26	18,872,772	17,213,803	1
Lord Abbett Bond Debenture Portfolio Class VC	18,521	10.40	192,620	220,972	1
Lord Abbett Developing Growth Portfolio Class VC	2,891	29.23	84,494	109,397	1
Lord Abbett Fundamental Equity Portfolio Class VC	730	18.37	13,409	11,554	1
Lord Abbett Growth and Income Portfolio Class VC	213,348	39.92	8,516,856	7,455,256	1
Lord Abbett Mid Cap Stock Portfolio Class VC	5,181	26.45	137,035	123,930	1
Lord Abbett Short Duration Income Portfolio Class VC	16,734	13.09	219,051	235,134	1
Lord Abbett Total Return Portfolio Class VC	8,421	13.89	116,965	118,698	1
MFS VIT III Growth Allocation Portfolio Service Class	116,716	10.16	1,185,837	1,191,925	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	46,668	10.64	496,543	515,747	1
PIMCO Total Return Portfolio Advisor Class	3,283,673	9.04	29,684,401	31,877,800	1
PVC Core Plus Bond Account Class 1	646	9.42	6,086	7,170	1
PVC Diversified International Account Class 1	1,206	15.73	18,965	18,369	1
PVC Equity Income Account Class 2	4,620	30.36	140,250	113,381	1
PVC Government & High Quality Bond Account Class 1	39	8.22	322	401	1
PVC Large Cap Growth Account I Class 1	65	48.16	3,153	2,565	1
PVC MidCap Account Class 2	16,850	67.94	1,144,803	844,897	1
PVC Principal Capital Appreciation Account Class 2	3,715	41.74	155,046	109,481	1
PVC SAM Balanced Portfolio Class 2	222,768	14.92	3,323,695	3,130,987	1
PVC SAM Conservative Balanced Portfolio Class 2	2,695	11.53	31,079	31,490	1
PVC SAM Conservative Growth Portfolio Class 2	27,284	21.80	594,795	498,770	1
PVC SAM Flexible Income Portfolio Class 2	7,123	10.97	78,134	86,050	1
PVC SAM Strategic Growth Portfolio Class 2	16,455	25.94	426,844	331,087	1
PVC Short-Term Income Account Class 1	11,047	2.54	28,060	28,030	1
PVC SmallCap Account Class 2	73	15.54	1,138	988	1
SST SA Allocation Balanced Portfolio Class 3	1,811,936	9.43	17,086,554	17,631,971	1
SST SA Allocation Growth Portfolio Class 3	2,126,696	15.13	32,176,906	31,584,174	1
SST SA Allocation Moderate Growth Portfolio Class 3	2,683,218	10.20	27,368,825	28,158,032	1
SST SA Allocation Moderate Portfolio Class 3	1,928,793	10.06	19,403,657	19,994,836	1
SST SA American Century Inflation Protection Portfolio Class 3	2,597,916	8.40	21,822,497	24,629,898	1
SST SA Columbia Focused Value Portfolio Class 3	394	18.90	7,438	7,464	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	4,041	12.71	51,367	49,070	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	751	12.02	9,027	10,573	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	405	16.74	6,774	6,467	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

6

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	866,155	$14.10	$12,212,789	$10,932,868	1
SAST SA AB Growth Portfolio Class 1	378,105	61.92	23,412,285	18,594,208	1
SAST SA AB Growth Portfolio Class 3	744,376	58.23	43,345,034	39,801,742	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,667,552	12.88	21,478,074	21,163,840	1
SAST SA American Funds Asset Allocation Portfolio Class 3	8,306,923	16.45	136,648,886	127,804,837	1
SAST SA American Funds Global Growth Portfolio Class 3	1,773,477	11.16	19,791,999	20,736,562	1
SAST SA American Funds Growth Portfolio Class 3	3,854,598	16.41	63,253,956	52,488,197	1
SAST SA American Funds Growth-Income Portfolio Class 3	2,043,770	14.53	29,695,972	24,763,621	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,697,860	15.24	193,515,391	185,723,389	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	463,101	17.40	8,057,956	7,123,488	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,803,698	10.34	70,350,242	73,324,665	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	105,143	14.14	1,486,727	1,584,562	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	103,758	11.45	1,188,030	1,338,313	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	5,616,067	11.34	63,686,205	70,016,786	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	146,391	18.08	2,646,745	2,443,121	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	51,880	12.73	660,427	656,121	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	653,471	12.57	8,214,126	8,034,840	1
SAST SA Fixed Income Index Portfolio Class 3	1,074,426	9.26	9,949,189	10,593,814	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	948,384	9.85	9,341,586	9,430,324	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	568,732	20.75	11,801,182	10,893,673	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	971,312	20.56	19,970,184	18,098,875	1
SAST SA Franklin Small Company Value Portfolio Class 3	783,212	16.73	13,103,136	12,990,056	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	44,795	22.44	1,005,199	849,241	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	93,416	13.06	1,220,012	1,149,914	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	1,020,897	12.78	13,047,070	12,053,222	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	688,559	13.08	9,006,355	7,928,997	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	700,294	17.62	12,339,185	11,871,316	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	544,722	18.81	10,246,226	9,438,798	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,395,806	19.77	27,595,090	24,473,630	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	843,318	10.88	9,175,295	9,046,686	1
SAST SA Index Allocation 60/40 Portfolio Class 3	2,210,293	13.83	30,568,351	27,500,807	1
SAST SA Index Allocation 80/20 Portfolio Class 3	4,952,286	15.72	77,849,939	64,145,746	1
SAST SA Index Allocation 90/10 Portfolio Class 3	8,744,372	16.68	145,856,130	121,496,890	1
SAST SA International Index Portfolio Class 3	232,840	12.72	2,961,726	2,888,230	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	21,889	7.23	158,256	134,066	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,579,432	6.09	9,618,740	10,589,778	1
SAST SA Janus Focused Growth Portfolio Class 1	60,392	20.59	1,243,464	881,496	1
SAST SA Janus Focused Growth Portfolio Class 3	629,611	18.76	11,811,496	9,268,479	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	189,260	19.14	3,622,437	3,918,480	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,146,374	18.92	21,689,395	21,735,936	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	86,289	7.91	682,545	696,843	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	961,863	7.79	7,492,911	7,881,926	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	157,716	32.68	5,154,173	5,210,258	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	660,849	32.28	21,332,209	22,768,388	1
SAST SA JPMorgan Global Equities Portfolio Class 1	45,265	21.17	958,266	831,921	1
SAST SA JPMorgan Global Equities Portfolio Class 3	203,293	20.84	4,236,618	3,752,729	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	68,873	23.14	1,593,728	1,365,132	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	523,062	22.92	11,988,588	11,105,789	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	65,421	8.00	523,367	610,391	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,700,872	7.91	53,003,900	58,682,056	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	201,854	19.39	3,913,952	4,436,858	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,641,754	16.85	27,663,550	28,504,947	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	66,094	10.76	711,176	693,066	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,059,177	10.47	21,559,588	21,027,644	1
SAST SA Large Cap Growth Index Portfolio Class 3	252,598	28.72	7,254,607	5,775,525	1
SAST SA Large Cap Index Portfolio Class 3	298,158	39.17	11,678,853	10,015,877	1
SAST SA Large Cap Value Index Portfolio Class 3	388,354	18.57	7,211,729	6,997,367	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	78,728	16.80	1,322,632	1,104,669	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	925,987	16.32	15,112,113	12,261,235	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	129,086	21.24	2,741,792	2,854,763	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	604,761	21.06	12,736,262	13,115,815	1
SAST SA MFS Total Return Portfolio Class 1	157,515	18.06	2,844,724	2,868,454	1
SAST SA MFS Total Return Portfolio Class 3	836,034	17.99	15,040,256	15,484,538	1
SAST SA Mid Cap Index Portfolio Class 3	491,131	15.28	7,504,480	6,875,369	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	100,847	9.65	973,170	879,601	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Morgan Stanley International Equities Portfolio Class 3	633,164	$9.58	$6,065,709	$5,869,141	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	40,535	9.15	370,895	446,840	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	2,172,644	8.90	19,336,532	22,490,075	1
SAST SA PIMCO RAE International Value Portfolio Class 3	1,050,565	13.31	13,983,022	13,641,555	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,428,735	10	90,798,715.00	100,063,254	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	205,864	5.17	1,064,316	1,179,226	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,581,028	5.12	8,094,863	8,259,493	1
SAST SA Putnam International Growth and Income Portfolio Class 1	140,854	11.38	1,602,915	1,298,889	1
SAST SA Putnam International Growth and Income Portfolio Class 3	535,435	11.43	6,120,017	4,672,527	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,462,128	10.82	48,280,228	46,898,615	1
SAST SA Small Cap Index Portfolio Class 3	504,039	13.07	6,587,784	6,301,159	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,774,553	15.31	57,788,411	49,866,859	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,391,771	12.36	128,442,285	120,784,983	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	58,003,326	11.96	693,719,782	703,998,401	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	41,883,035	12.40	519,349,636	538,720,371	1
SAST SA VCP Index Allocation Portfolio Class 3	5,825,079	12.72	74,095,003	66,440,027	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	320,567	45.35	14,537,734	11,959,649	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,305,910	35.14	81,029,683	53,897,815	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	89,456	12.82	1,146,832	1,336,251	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,269,472	12.80	29,049,244	32,430,735	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	19,345	9.39	181,653	154,242	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,298,758	9.30	12,078,446	11,193,179	1
VALIC Company I International Equities Index Fund	10,139	8.08	81,926	69,787	1
VALIC Company I Mid Cap Index Fund	8,476	27.88	236,315	213,168	1
VALIC Company I Nasdaq-100 Index Fund	2,893	28.00	81,015	53,195	1
VALIC Company I Small Cap Index Fund	7,823	16.43	128,535	132,324	1
VALIC Company I Stock Index Fund	11,913	59.51	708,947	542,667	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$58,534	$99,790	$7,776	$1,890	$63,105
Mortality and expense risk and administrative charges	(23,608)	(44,371)	(3,257)	(1,201)	(55,605)
Net investment income (loss)	34,926	55,419	4,519	689	7,500
Net realized gain (loss)	47,810	(37,923)	20,544	(1,530)	339,040
Capital gain distribution from mutual funds	117,610	184,417	—	—	119,401
Change in unrealized appreciation (depreciation) of investments	191,207	408,656	3,833	(3,597)	43,366
Increase (decrease) in net assets from operations	391,553	610,569	28,896	(4,438)	509,307

From contract transactions:
Payments received from contract owners	—	1,426,908	750	—	—
Payments for contract benefits or terminations	(283,069)	(238,723)	(142,876)	(7,336)	(925,845)
Transfers between sub-accounts (including fixed account), net	(13,205)	(45,399)	(1,071)	7,076	(28,518)
Contract maintenance charges	(12,694)	(82,940)	(929)	(373)	(14,943)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(778)
Increase (decrease) in net assets from contract transactions	(308,968)	1,059,846	(144,126)	(633)	(970,084)

Increase (decrease) in net assets	82,585	1,670,415	(115,230)	(5,071)	(460,777)
Net assets at beginning of period	2,685,012	3,724,150	317,128	103,366	4,435,211
Net assets at end of period	$2,767,597	$5,394,565	$201,898	$98,295	$3,974,434

Beginning units	61,096	221,266	24,056	11,427	62,397
Units issued	70	78,718	199	818	1,272
Units redeemed	(6,612)	(21,397)	(10,102)	(868)	(14,114)
Ending units	54,554	278,587	14,153	11,377	49,555

For the Year Ended December 31, 2023
From operations:
Dividends	$56,726	$68,017	$7,329	$—	$38,497
Mortality and expense risk and administrative charges	(21,588)	(30,071)	(2,765)	(1,103)	(56,877)
Net investment income (loss)	35,138	37,946	4,564	(1,103)	(18,380)
Net realized gain (loss)	14,269	(26,954)	256	(428)	96,862
Capital gain distribution from mutual funds	97,300	111,351	—	—	342,968
Change in unrealized appreciation (depreciation) of investments	172,854	262,636	13,808	6,439	409,721
Increase (decrease) in net assets from operations	319,561	384,979	18,628	4,908	831,171

From contract transactions:
Payments received from contract owners	24,737	973,697	129,000	28,750	—
Payments for contract benefits or terminations	(176,504)	(55,017)	(716)	(594)	(361,290)
Transfers between sub-accounts (including fixed account), net	1,583	25,219	5,625	3,719	(191,855)
Contract maintenance charges	(13,128)	(66,056)	(823)	(402)	(18,205)
Increase (decrease) in net assets from contract transactions	(163,312)	877,843	133,086	31,473	(571,350)

Increase (decrease) in net assets	156,249	1,262,822	151,714	36,381	259,821
Net assets at beginning of period	2,528,763	2,461,328	165,414	66,985	4,175,390
Net assets at end of period	$2,685,012	$3,724,150	$317,128	$103,366	$4,435,211

Beginning units	65,190	165,294	13,560	7,747	71,019
Units issued	796	65,366	10,623	3,794	410
Units redeemed	(4,890)	(9,394)	(127)	(114)	(9,032)
Ending units	61,096	221,266	24,056	11,427	62,397

The accompanying Notes to Financial Statements are an integral part of this statement.

9

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$6,300	$1,488	$21,632	$605	$70,788
Mortality and expense risk and administrative charges	(5,392)	(2,120)	(95,481)	(4,950)	(89,522)
Net investment income (loss)	908	(632)	(73,849)	(4,345)	(18,734)
Net realized gain (loss)	1,902	(3,285)	648,223	5,173	377,334
Capital gain distribution from mutual funds	13,068	6,512	149,222	7,296	295,337
Change in unrealized appreciation (depreciation) of investments	33,170	(1,008)	1,027,127	96,380	672,571
Increase (decrease) in net assets from operations	49,048	1,587	1,750,723	104,504	1,326,508

From contract transactions:
Payments received from contract owners	2,000	—	—	—	22,082
Payments for contract benefits or terminations	—	(1,424)	(1,349,340)	—	(1,052,853)
Transfers between sub-accounts (including fixed account), net	1,537	4,718	(141,891)	213,824	(108,618)
Contract maintenance charges	(95)	(669)	(15,516)	(814)	(15,226)
Adjustments to net assets allocated to contracts in payout period	—	—	(1,040)	—	(701)
Increase (decrease) in net assets from contract transactions	3,442	2,625	(1,507,787)	213,010	(1,155,316)

Increase (decrease) in net assets	52,490	4,212	242,936	317,514	171,192
Net assets at beginning of period	405,502	174,839	6,576,898	271,427	6,306,710
Net assets at end of period	$457,992	$179,051	$6,819,834	$588,941	$6,477,902

Beginning units	20,792	12,428	70,655	9,382	104,629
Units issued	223	333	644	6,546	990
Units redeemed	(55)	(146)	(14,954)	(234)	(18,191)
Ending units	20,960	12,615	56,345	15,694	87,428

For the Year Ended December 31, 2023
From operations:
Dividends	$2,634	$36	$21,855	$417	$80,390
Mortality and expense risk and administrative charges	(4,403)	(1,638)	(86,171)	(2,789)	(80,014)
Net investment income (loss)	(1,769)	(1,602)	(64,316)	(2,372)	376
Net realized gain (loss)	1,085	(7,647)	178,428	1,763	99,905
Capital gain distribution from mutual funds	28,800	1,527	350,000	13,812	314,683
Change in unrealized appreciation (depreciation) of investments	41,899	24,704	1,422,436	58,528	883,690
Increase (decrease) in net assets from operations	70,015	16,982	1,886,548	71,731	1,298,654

From contract transactions:
Payments received from contract owners	—	67,500	—	25,000	—
Payments for contract benefits or terminations	—	(465)	(511,940)	—	(429,351)
Transfers between sub-accounts (including fixed account), net	(213)	(3,325)	(165,124)	(4,848)	(77,746)
Contract maintenance charges	(109)	(559)	(17,135)	(691)	(16,837)
Increase (decrease) in net assets from contract transactions	(322)	63,151	(694,199)	19,461	(523,934)

Increase (decrease) in net assets	69,693	80,133	1,192,349	91,192	774,720
Net assets at beginning of period	335,809	94,706	5,384,549	180,235	5,531,990
Net assets at end of period	$405,502	$174,839	$6,576,898	$271,427	$6,306,710

Beginning units	20,807	7,698	78,889	8,503	114,106
Units issued	55	5,291	44	1,082	119
Units redeemed	(70)	(561)	(8,278)	(203)	(9,596)
Ending units	20,792	12,428	70,655	9,382	104,629

The accompanying Notes to Financial Statements are an integral part of this statement.

10

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth-Income Fund Class 4	American Funds IS The Bond Fund of America Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Income Opportunities Fund Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$7,528	$16,646	$—	$11	$4,859
Mortality and expense risk and administrative charges	(8,521)	(4,867)	(189)	(162)	(1,438)
Net investment income (loss)	(993)	11,779	(189)	(151)	3,421
Net realized gain (loss)	3,447	(942)	7,683	(78)	(880)
Capital gain distribution from mutual funds	35,827	—	—	109	—
Change in unrealized appreciation (depreciation) of investments	119,626	(10,395)	(6,427)	1,468	950
Increase (decrease) in net assets from operations	157,907	442	1,067	1,348	3,491

From contract transactions:
Payments received from contract owners	—	39,233	—	—	—
Payments for contract benefits or terminations	—	—	(52,789)	(13,070)	(742)
Transfers between sub-accounts (including fixed account), net	(767)	11,325	2	(71)	3,752
Contract maintenance charges	(662)	(1,713)	—	—	(667)
Increase (decrease) in net assets from contract transactions	(1,429)	48,845	(52,787)	(13,141)	2,343

Increase (decrease) in net assets	156,478	49,287	(51,720)	(11,793)	5,834
Net assets at beginning of period	699,414	369,858	51,720	11,793	82,798
Net assets at end of period	$855,892	$419,145	$—	$—	$88,632

Beginning units	32,262	36,329	3,369	894	2,878
Units issued	—	5,121	—	—	147
Units redeemed	(58)	(183)	(3,369)	(894)	(67)
Ending units	32,204	41,267	—	—	2,958

For the Year Ended December 31, 2023
From operations:
Dividends	$7,519	$11,618	$922	$285	$5,264
Mortality and expense risk and administrative charges	(6,634)	(4,092)	(528)	(155)	(1,596)
Net investment income (loss)	885	7,526	394	130	3,668
Net realized gain (loss)	1,808	(1,080)	49	(50)	(7,234)
Capital gain distribution from mutual funds	33,283	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	101,823	5,269	5,932	1,082	12,222
Increase (decrease) in net assets from operations	137,799	11,715	6,375	1,162	8,656

From contract transactions:
Payments received from contract owners	—	32,500	—	—	—
Payments for contract benefits or terminations	—	—	—	—	(24,176)
Transfers between sub-accounts (including fixed account), net	(673)	10,041	—	—	3,458
Contract maintenance charges	(1,427)	(1,236)	—	—	(738)
Increase (decrease) in net assets from contract transactions	(2,100)	41,305	—	—	(21,456)

Increase (decrease) in net assets	135,699	53,020	6,375	1,162	(12,800)
Net assets at beginning of period	563,715	316,838	45,345	10,631	95,598
Net assets at end of period	$699,414	$369,858	$51,720	$11,793	$82,798

Beginning units	32,371	32,204	3,369	894	3,629
Units issued	2	4,315	—	—	183
Units redeemed	(111)	(190)	—	—	(934)
Ending units	32,262	36,329	3,369	894	2,878

The accompanying Notes to Financial Statements are an integral part of this statement.

11

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Mutual Global Discovery VIP Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$78,748	$930,512	$1,234
Mortality and expense risk and administrative charges	(5,048)	(122)	(54,765)	(243,170)	(829)
Net investment income (loss)	(5,048)	(122)	23,983	687,342	405
Net realized gain (loss)	69,031	49	(74,595)	(205,994)	69
Capital gain distribution from mutual funds	—	—	—	76,238	5,187
Change in unrealized appreciation (depreciation) of investments	17,156	260	334,755	444,597	(3,052)
Increase (decrease) in net assets from operations	81,139	187	284,143	1,002,183	2,609

From contract transactions:
Payments received from contract owners	—	—	2,750	286,055	—
Payments for contract benefits or terminations	(56,626)	(23,155)	(678,902)	(1,790,987)	(6,812)
Transfers between sub-accounts (including fixed account), net	(27,217)	1,044	93	(494,135)	867
Contract maintenance charges	(1,319)	—	(23,987)	(151,709)	(328)
Increase (decrease) in net assets from contract transactions	(85,162)	(22,111)	(700,046)	(2,150,776)	(6,273)

Increase (decrease) in net assets	(4,023)	(21,924)	(415,903)	(1,148,593)	(3,664)
Net assets at beginning of period	299,402	21,924	3,913,838	18,096,692	73,319
Net assets at end of period	$295,379	$—	$3,497,935	$16,948,099	$69,655

Beginning units	11,218	2,090	228,677	963,210	5,099
Units issued	156	99	12,441	65,399	67
Units redeemed	(2,804)	(2,189)	(50,664)	(175,683)	(488)
Ending units	8,570	—	190,454	852,926	4,678

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$639	$52,435	$910,262	$1,754
Mortality and expense risk and administrative charges	(4,557)	(222)	(53,451)	(241,629)	(593)
Net investment income (loss)	(4,557)	417	(1,016)	668,633	1,161
Net realized gain (loss)	53,286	(29)	(210,956)	(267,564)	(201)
Capital gain distribution from mutual funds	—	—	60,865	1,103,528	3,816
Change in unrealized appreciation (depreciation) of investments	53,014	687	603,948	(286,337)	4,302
Increase (decrease) in net assets from operations	101,743	1,075	452,841	1,218,260	9,078

From contract transactions:
Payments received from contract owners	—	—	267,159	1,123,692	47,500
Payments for contract benefits or terminations	(9,211)	—	(405,374)	(1,102,286)	(367)
Transfers between sub-accounts (including fixed account), net	(70,957)	1,637	93,362	74,410	(3,779)
Contract maintenance charges	(1,408)	—	(26,216)	(175,812)	(248)
Increase (decrease) in net assets from contract transactions	(81,576)	1,637	(71,069)	(79,996)	43,106

Increase (decrease) in net assets	20,167	2,712	381,772	1,138,264	52,184
Net assets at beginning of period	279,235	19,212	3,532,066	16,958,428	21,135
Net assets at end of period	$299,402	$21,924	$3,913,838	$18,096,692	$73,319

Beginning units	14,737	1,932	233,309	967,982	1,745
Units issued	49	224	26,824	129,489	3,668
Units redeemed	(3,568)	(66)	(31,456)	(134,261)	(314)
Ending units	11,218	2,090	228,677	963,210	5,099

The accompanying Notes to Financial Statements are an integral part of this statement.

12

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Rising Dividends VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$111	$4,820	$—	$7,277	$1,399,639
Mortality and expense risk and administrative charges	(125)	(956)	(415)	(2,032)	(407,272)
Net investment income (loss)	(14)	3,864	(415)	5,245	992,367
Net realized gain (loss)	857	(518)	(20)	—	—
Capital gain distribution from mutual funds	529	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(266)	585	(4,272)	—	—
Increase (decrease) in net assets from operations	1,106	3,931	(4,707)	5,245	992,367

From contract transactions:
Payments received from contract owners	—	—	—	—	348,095
Payments for contract benefits or terminations	—	(64,422)	—	(3,039)	(12,752,075)
Transfers between sub-accounts (including fixed account), net	260	2,538	5,408	—	13,317,398
Contract maintenance charges	(59)	(298)	(176)	(49)	(357,205)
Increase (decrease) in net assets from contract transactions	201	(62,182)	5,232	(3,088)	556,213

Increase (decrease) in net assets	1,307	(58,251)	525	2,157	1,548,580
Net assets at beginning of period	10,318	106,295	37,020	144,096	27,840,172
Net assets at end of period	$11,625	$48,044	$37,545	$146,253	$29,388,752

Beginning units	471	10,136	4,492	14,222	2,794,324
Units issued	362	253	729	—	1,908,721
Units redeemed	(349)	(5,938)	(23)	(303)	(1,849,725)
Ending units	484	4,451	5,198	13,919	2,853,320

For the Year Ended December 31, 2023
From operations:
Dividends	$105	$4,560	$—	$6,913	$1,259,588
Mortality and expense risk and administrative charges	(123)	(883)	(297)	(1,958)	(373,093)
Net investment income (loss)	(18)	3,677	(297)	4,955	886,495
Net realized gain (loss)	302	(62)	(196)	—	—
Capital gain distribution from mutual funds	1,202	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(407)	1,741	1,058	—	—
Increase (decrease) in net assets from operations	1,079	5,356	565	4,955	886,495

From contract transactions:
Payments received from contract owners	329	53,750	30,000	—	1,906,021
Payments for contract benefits or terminations	(2,808)	—	(622)	—	(6,024,955)
Transfers between sub-accounts (including fixed account), net	360	3,244	1,612	64,458	4,642,652
Contract maintenance charges	(106)	(262)	(131)	(46)	(460,741)
Increase (decrease) in net assets from contract transactions	(2,225)	56,732	30,859	64,412	62,977

Increase (decrease) in net assets	(1,146)	62,088	31,424	69,367	949,472
Net assets at beginning of period	11,464	44,207	5,596	74,729	26,890,700
Net assets at end of period	$10,318	$106,295	$37,020	$144,096	$27,840,172

Beginning units	581	4,547	695	7,640	2,789,638
Units issued	34	5,622	3,894	6,586	1,328,200
Units redeemed	(144)	(33)	(97)	(4)	(1,323,514)
Ending units	471	10,136	4,492	14,222	2,794,324

The accompanying Notes to Financial Statements are an integral part of this statement.

13

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$—	$478	$258,208
Mortality and expense risk and administrative charges	(542)	(160)	(137,676)	(730)	(233,531)
Net investment income (loss)	(542)	(160)	(137,676)	(252)	24,677
Net realized gain (loss)	(9,246)	(2,343)	(667,852)	(1,318)	538,945
Capital gain distribution from mutual funds	—	—	—	1,432	1,211,167
Change in unrealized appreciation (depreciation) of investments	11,372	4,103	3,723,095	15,525	351,320
Increase (decrease) in net assets from operations	1,584	1,600	2,917,567	15,387	2,126,109

From contract transactions:
Payments received from contract owners	—	—	453,547	—	479,439
Payments for contract benefits or terminations	(7,639)	(45,048)	(663,555)	—	(1,868,187)
Transfers between sub-accounts (including fixed account), net	(164,983)	(1)	(727,917)	(5,463)	120,884
Contract maintenance charges	(2)	—	(137,773)	(117)	(183,096)
Increase (decrease) in net assets from contract transactions	(172,624)	(45,049)	(1,075,698)	(5,580)	(1,450,960)

Increase (decrease) in net assets	(171,040)	(43,449)	1,841,869	9,807	675,149
Net assets at beginning of period	171,040	43,449	9,146,425	56,545	16,366,545
Net assets at end of period	$—	$—	$10,988,294	$66,352	$17,041,694

Beginning units	17,010	3,504	209,595	3,645	531,104
Units issued	—	—	19,970	—	37,359
Units redeemed	(17,010)	(3,504)	(40,338)	(317)	(80,777)
Ending units	—	—	189,227	3,328	487,686

For the Year Ended December 31, 2023
From operations:
Dividends	$10,725	$713	$—	$202	$249,201
Mortality and expense risk and administrative charges	(1,933)	(447)	(97,059)	(644)	(221,377)
Net investment income (loss)	8,792	266	(97,059)	(442)	27,824
Net realized gain (loss)	(356)	(75)	(950,575)	(1,603)	619,620
Capital gain distribution from mutual funds	—	—	180,809	11,249	1,794,675
Change in unrealized appreciation (depreciation) of investments	2,150	5,250	3,276,357	(1,858)	(830,716)
Increase (decrease) in net assets from operations	10,586	5,441	2,409,532	7,346	1,611,403

From contract transactions:
Payments received from contract owners	—	—	371,108	—	606,481
Payments for contract benefits or terminations	(15,429)	—	(313,505)	—	(1,491,408)
Transfers between sub-accounts (including fixed account), net	(234)	(1)	425,664	(2,630)	(4,150)
Contract maintenance charges	(2)	—	(128,658)	(111)	(222,608)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	6
Increase (decrease) in net assets from contract transactions	(15,665)	(1)	354,609	(2,741)	(1,111,679)

Increase (decrease) in net assets	(5,079)	5,440	2,764,141	4,605	499,724
Net assets at beginning of period	176,119	38,009	6,382,284	51,940	15,866,821
Net assets at end of period	$171,040	$43,449	$9,146,425	$56,545	$16,366,545

Beginning units	18,694	3,504	203,667	3,814	569,204
Units issued	—	—	45,587	298	83,854
Units redeemed	(1,684)	—	(39,659)	(467)	(121,954)
Ending units	17,010	3,504	209,595	3,645	531,104

The accompanying Notes to Financial Statements are an integral part of this statement.

14

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
For the Year Ended December 31, 2024
From operations:
Dividends	$2,507	$232,494	$10,789	$128	$96
Mortality and expense risk and administrative charges	(1,880)	(283,223)	(2,577)	(1,769)	(339)
Net investment income (loss)	627	(50,729)	8,212	(1,641)	(243)
Net realized gain (loss)	35	431,017	(7,254)	(24,685)	(119)
Capital gain distribution from mutual funds	6,123	1,195,463	—	—	727
Change in unrealized appreciation (depreciation) of investments	8,795	1,018,960	11,190	56,465	5,012
Increase (decrease) in net assets from operations	15,580	2,594,711	12,148	30,139	5,377

From contract transactions:
Payments received from contract owners	—	167,541	7,740	—	—
Payments for contract benefits or terminations	—	(2,484,691)	(27,967)	—	(56,206)
Transfers between sub-accounts (including fixed account), net	(3,511)	(587,726)	(31,527)	(108,810)	(1)
Contract maintenance charges	(311)	(157,778)	(701)	(240)	—
Increase (decrease) in net assets from contract transactions	(3,822)	(3,062,654)	(52,455)	(109,050)	(56,207)

Increase (decrease) in net assets	11,758	(467,943)	(40,307)	(78,911)	(50,830)
Net assets at beginning of period	148,773	19,340,715	232,927	163,405	64,239
Net assets at end of period	$160,531	$18,872,772	$192,620	$84,494	$13,409

Beginning units	9,510	639,048	19,824	10,248	3,734
Units issued	—	21,389	1,339	440	—
Units redeemed	(229)	(115,566)	(5,582)	(6,300)	(3,058)
Ending units	9,281	544,871	15,581	4,388	676

For the Year Ended December 31, 2023
From operations:
Dividends	$2,458	$247,384	$11,697	$—	$358
Mortality and expense risk and administrative charges	(1,684)	(275,826)	(2,509)	(1,882)	(647)
Net investment income (loss)	774	(28,442)	9,188	(1,882)	(289)
Net realized gain (loss)	(683)	25,701	(1,101)	(683)	(63)
Capital gain distribution from mutual funds	7,463	2,419,540	—	—	1,804
Change in unrealized appreciation (depreciation) of investments	4,679	(458,517)	3,317	13,105	6,131
Increase (decrease) in net assets from operations	12,233	1,958,282	11,404	10,540	7,583

From contract transactions:
Payments received from contract owners	—	147,179	30,000	—	—
Payments for contract benefits or terminations	—	(2,106,690)	(1,600)	—	—
Transfers between sub-accounts (including fixed account), net	125	371,731	1,107	280	—
Contract maintenance charges	(315)	(200,218)	(722)	(346)	—
Increase (decrease) in net assets from contract transactions	(190)	(1,787,998)	28,785	(66)	—

Increase (decrease) in net assets	12,043	170,284	40,189	10,474	7,583
Net assets at beginning of period	136,730	19,170,431	192,738	152,931	56,656
Net assets at end of period	$148,773	$19,340,715	$232,927	$163,405	$64,239

Beginning units	9,520	701,562	17,314	10,253	3,734
Units issued	257	50,025	2,747	20	—
Units redeemed	(267)	(112,539)	(237)	(25)	—
Ending units	9,510	639,048	19,824	10,248	3,734

The accompanying Notes to Financial Statements are an integral part of this statement.

15

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC	MFS VIT III Growth Allocation Portfolio Service Class
For the Year Ended December 31, 2024
From operations:
Dividends	$73,034	$624	$9,725	$5,464	$6,653
Mortality and expense risk and administrative charges	(128,127)	(1,207)	(3,527)	(1,204)	(5,834)
Net investment income (loss)	(55,093)	(583)	6,198	4,260	819
Net realized gain (loss)	345,775	5,718	(7,791)	(702)	(374)
Capital gain distribution from mutual funds	634,235	14,022	—	—	21,198
Change in unrealized appreciation (depreciation) of investments	620,162	(3,107)	12,321	(352)	1,635
Increase (decrease) in net assets from operations	1,545,079	16,050	10,728	3,206	23,278

From contract transactions:
Payments received from contract owners	75,192	21,282	—	58,849	934,142
Payments for contract benefits or terminations	(1,178,906)	(11,556)	(98,617)	(7,037)	—
Transfers between sub-accounts (including fixed account), net	(302,285)	394	6,593	4,082	44,324
Contract maintenance charges	(76,479)	(238)	(20)	(354)	(12,213)
Increase (decrease) in net assets from contract transactions	(1,482,478)	9,882	(92,044)	55,540	966,253

Increase (decrease) in net assets	62,601	25,932	(81,316)	58,746	989,531
Net assets at beginning of period	8,454,255	111,103	300,367	58,219	196,306
Net assets at end of period	$8,516,856	$137,035	$219,051	$116,965	$1,185,837

Beginning units	330,798	3,195	28,957	5,767	18,153
Units issued	18,142	663	624	6,394	83,702
Units redeemed	(67,938)	(362)	(9,226)	(734)	(1,246)
Ending units	281,002	3,496	20,355	11,427	100,609

For the Year Ended December 31, 2023
From operations:
Dividends	$76,251	$492	$13,335	$2,445	$3,274
Mortality and expense risk and administrative charges	(118,574)	(917)	(3,926)	(568)	(659)
Net investment income (loss)	(42,323)	(425)	9,409	1,877	2,615
Net realized gain (loss)	(6,633)	2,599	(2,933)	(177)	(342)
Capital gain distribution from mutual funds	165,968	3,024	—	—	12,461
Change in unrealized appreciation (depreciation) of investments	782,962	8,890	4,372	655	(7,723)
Increase (decrease) in net assets from operations	899,974	14,088	10,848	2,355	7,011

From contract transactions:
Payments received from contract owners	436,209	—	—	37,500	189,113
Payments for contract benefits or terminations	(946,530)	(3,693)	(25,076)	(473)	—
Transfers between sub-accounts (including fixed account), net	266,488	1,155	8,369	3,054	1,020
Contract maintenance charges	(88,371)	(236)	(10)	(207)	(838)
Increase (decrease) in net assets from contract transactions	(332,204)	(2,774)	(16,717)	39,874	189,295

Increase (decrease) in net assets	567,770	11,314	(5,869)	42,229	196,306
Net assets at beginning of period	7,886,485	99,789	306,236	15,990	—
Net assets at end of period	$8,454,255	$111,103	$300,367	$58,219	$196,306

Beginning units	342,142	3,279	30,728	1,662	—
Units issued	48,083	60	1,065	4,174	18,317
Units redeemed	(59,427)	(144)	(2,836)	(69)	(164)
Ending units	330,798	3,195	28,957	5,767	18,153

The accompanying Notes to Financial Statements are an integral part of this statement.

16

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
For the Year Ended December 31, 2024
From operations:
Dividends	$605	$381	$148	$35,506	$1,124,012
Mortality and expense risk and administrative charges	(223)	(43)	(44)	(7,097)	(371,337)
Net investment income (loss)	382	338	104	28,409	752,675
Net realized gain (loss)	(1,907)	580	(515)	(22,501)	(581,203)
Capital gain distribution from mutual funds	—	54	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,137	(557)	540	29,164	149,380
Increase (decrease) in net assets from operations	2,612	415	129	35,072	320,852

From contract transactions:
Payments received from contract owners	—	—	—	—	1,540,823
Payments for contract benefits or terminations	(17,353)	(78)	(5,086)	(174,089)	(1,236,303)
Transfers between sub-accounts (including fixed account), net	(7,615)	(9,616)	(3)	39,334	2,628,802
Contract maintenance charges	(8)	—	(1)	(6,431)	(414,438)
Increase (decrease) in net assets from contract transactions	(24,976)	(9,694)	(5,090)	(141,186)	2,518,884

Increase (decrease) in net assets	(22,364)	(9,279)	(4,961)	(106,114)	2,839,736
Net assets at beginning of period	22,364	9,279	4,961	602,657	26,844,665
Net assets at end of period	$—	$—	$—	$496,543	$29,684,401

Beginning units	1,774	748	466	63,714	2,921,151
Units issued	50	—	—	4,907	586,130
Units redeemed	(1,824)	(748)	(466)	(19,057)	(313,797)
Ending units	—	—	—	49,564	3,193,484

For the Year Ended December 31, 2023
From operations:
Dividends	$1,213	$—	$337	$29,670	$796,011
Mortality and expense risk and administrative charges	(749)	(235)	(139)	(6,557)	(295,871)
Net investment income (loss)	464	(235)	198	23,113	500,140
Net realized gain (loss)	(9,771)	(558)	(2,366)	(11,002)	(513,376)
Capital gain distribution from mutual funds	7,536	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,516	3,407	2,590	37,076	1,080,705
Increase (decrease) in net assets from operations	(255)	2,614	422	49,187	1,067,469

From contract transactions:
Payments received from contract owners	—	—	—	87,134	3,992,444
Payments for contract benefits or terminations	(43,208)	(16,477)	(10,090)	(6,124)	(1,113,161)
Transfers between sub-accounts (including fixed account), net	727	(1)	1	28,839	3,275,162
Contract maintenance charges	(8)	(3)	(2)	(7,821)	(429,673)
Increase (decrease) in net assets from contract transactions	(42,489)	(16,481)	(10,091)	102,028	5,724,772

Increase (decrease) in net assets	(42,744)	(13,867)	(9,669)	151,215	6,792,241
Net assets at beginning of period	65,108	23,146	14,630	451,442	20,052,424
Net assets at end of period	$22,364	$9,279	$4,961	$602,657	$26,844,665

Beginning units	5,541	2,115	1,451	52,363	2,279,484
Units issued	59	—	—	15,079	917,164
Units redeemed	(3,826)	(1,367)	(985)	(3,728)	(275,497)
Ending units	1,774	748	466	63,714	2,921,151

The accompanying Notes to Financial Statements are an integral part of this statement.

17

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$199	$604	$2,695	$10	$—
Mortality and expense risk and administrative charges	(121)	(332)	(2,370)	(5)	(47)
Net investment income (loss)	78	272	325	5	(47)
Net realized gain (loss)	(1,522)	281	19,089	(1)	109
Capital gain distribution from mutual funds	—	—	1,384	—	143
Change in unrealized appreciation (depreciation) of investments	1,337	4	(2,073)	(7)	433
Increase (decrease) in net assets from operations	(107)	557	18,725	(3)	638

From contract transactions:
Payments for contract benefits or terminations	(7,590)	(4,813)	(98,345)	—	(514)
Transfers between sub-accounts (including fixed account), net	(7)	(43)	(487)	(1)	(1)
Contract maintenance charges	—	—	(51)	—	(3)
Increase (decrease) in net assets from contract transactions	(7,597)	(4,856)	(98,883)	(1)	(518)

Increase (decrease) in net assets	(7,704)	(4,299)	(80,158)	(4)	120
Net assets at beginning of period	13,790	23,264	220,408	326	3,033
Net assets at end of period	$6,086	$18,965	$140,250	$322	$3,153

Beginning units	1,455	2,444	8,266	45	184
Units issued	—	—	—	—	—
Units redeemed	(808)	(500)	(3,641)	—	(29)
Ending units	647	1,944	4,625	45	155

For the Year Ended December 31, 2023
From operations:
Dividends	$403	$279	$4,107	$7	$—
Mortality and expense risk and administrative charges	(242)	(353)	(3,765)	(5)	(42)
Net investment income (loss)	161	(74)	342	2	(42)
Net realized gain (loss)	(455)	2	16,276	(1)	(40)
Capital gain distribution from mutual funds	—	—	10,163	—	139
Change in unrealized appreciation (depreciation) of investments	777	3,204	(7,440)	8	816
Increase (decrease) in net assets from operations	483	3,132	19,341	9	873

From contract transactions:
Payments for contract benefits or terminations	(1,913)	—	(48,794)	—	(398)
Transfers between sub-accounts (including fixed account), net	(1)	—	—	—	(1)
Contract maintenance charges	—	—	(55)	—	(3)
Increase (decrease) in net assets from contract transactions	(1,914)	—	(48,849)	—	(402)

Increase (decrease) in net assets	(1,431)	3,132	(29,508)	9	471
Net assets at beginning of period	15,221	20,132	249,916	317	2,562
Net assets at end of period	$13,790	$23,264	$220,408	$326	$3,033

Beginning units	1,663	2,444	10,226	46	215
Units issued	—	—	—	—	—
Units redeemed	(208)	—	(1,960)	(1)	(31)
Ending units	1,455	2,444	8,266	45	184

The accompanying Notes to Financial Statements are an integral part of this statement.

18

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 2	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$549	$866	$63,181	$726	$7,473
Mortality and expense risk and administrative charges	(18,109)	(2,479)	(57,803)	(519)	(9,370)
Net investment income (loss)	(17,560)	(1,613)	5,378	207	(1,897)
Net realized gain (loss)	4,921	28,492	(35,102)	18	9,364
Capital gain distribution from mutual funds	95,548	4,738	—	—	—
Change in unrealized appreciation (depreciation) of investments	89,343	1,135	381,905	1,767	64,551
Increase (decrease) in net assets from operations	172,252	32,752	352,181	1,992	72,018

From contract transactions:
Payments for contract benefits or terminations	(14,179)	(69,239)	(500,698)	—	(39,871)
Transfers between sub-accounts (including fixed account), net	46,422	(1,262)	803	1	(1)
Contract maintenance charges	(706)	(69)	(11,690)	(30)	(128)
Increase (decrease) in net assets from contract transactions	31,537	(70,570)	(511,585)	(29)	(40,000)

Increase (decrease) in net assets	203,789	(37,818)	(159,404)	1,963	32,018
Net assets at beginning of period	941,014	192,864	3,483,099	29,116	562,777
Net assets at end of period	$1,144,803	$155,046	$3,323,695	$31,079	$594,795

Beginning units	22,527	4,295	175,520	2,368	23,768
Units issued	1,026	—	1,381	—	—
Units redeemed	(317)	(1,504)	(25,460)	(3)	(1,555)
Ending units	23,236	2,791	151,441	2,365	22,213

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$1,176	$74,814	$728	$8,592
Mortality and expense risk and administrative charges	(14,064)	(2,930)	(56,175)	(466)	(8,935)
Net investment income (loss)	(14,064)	(1,754)	18,639	262	(343)
Net realized gain (loss)	(358)	8,072	(66,503)	(27)	11,275
Capital gain distribution from mutual funds	21,393	11,653	148,864	197	28,976
Change in unrealized appreciation (depreciation) of investments	173,406	19,387	336,401	2,197	48,894
Increase (decrease) in net assets from operations	180,377	37,358	437,401	2,629	88,802

From contract transactions:
Payments for contract benefits or terminations	(6,389)	(18,986)	(251,224)	(2)	(82,283)
Transfers between sub-accounts (including fixed account), net	(1)	(1,045)	(522)	—	(1)
Contract maintenance charges	(806)	(96)	(12,125)	(30)	(252)
Adjustments to net assets allocated to contracts in payout period	—	—	(2,772)	—	—
Increase (decrease) in net assets from contract transactions	(7,196)	(20,127)	(266,643)	(32)	(82,536)

Increase (decrease) in net assets	173,181	17,231	170,758	2,597	6,266
Net assets at beginning of period	767,833	175,633	3,312,341	26,519	556,511
Net assets at end of period	$941,014	$192,864	$3,483,099	$29,116	$562,777

Beginning units	22,727	4,812	190,047	2,371	27,531
Units issued	—	5	1,562	—	—
Units redeemed	(200)	(522)	(16,089)	(3)	(3,763)
Ending units	22,527	4,295	175,520	2,368	23,768

The accompanying Notes to Financial Statements are an integral part of this statement.

19

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 2	PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$2,190	$4,269	$926	$2	$315,995
Mortality and expense risk and administrative charges	(1,306)	(7,236)	(423)	(30)	(243,273)
Net investment income (loss)	884	(2,967)	503	(28)	72,722
Net realized gain (loss)	(139)	17,672	15	(265)	(301,636)
Capital gain distribution from mutual funds	—	—	—	22	—
Change in unrealized appreciation (depreciation) of investments	2,717	50,505	405	200	1,398,933
Increase (decrease) in net assets from operations	3,462	65,210	923	(71)	1,170,019

From contract transactions:
Payments received from contract owners	—	—	—	—	485,863
Payments for contract benefits or terminations	—	(67,237)	(191)	(6,847)	(2,601,094)
Transfers between sub-accounts (including fixed account), net	(1)	(87)	1,182	(50)	208,863
Contract maintenance charges	(10)	(428)	(24)	(1)	(231,496)
Increase (decrease) in net assets from contract transactions	(11)	(67,752)	967	(6,898)	(2,137,864)

Increase (decrease) in net assets	3,451	(2,542)	1,890	(6,969)	(967,845)
Net assets at beginning of period	74,683	429,386	26,170	8,107	18,054,399
Net assets at end of period	$78,134	$426,844	$28,060	$1,138	$17,086,554

Beginning units	5,861	15,422	3,498	442	998,525
Units issued	—	—	156	—	43,644
Units redeemed	(1)	(2,118)	(29)	(383)	(155,501)
Ending units	5,860	13,304	3,625	59	886,668

For the Year Ended December 31, 2023
From operations:
Dividends	$2,229	$4,752	$478	$4	$391,455
Mortality and expense risk and administrative charges	(1,259)	(6,080)	(410)	(118)	(222,387)
Net investment income (loss)	970	(1,328)	68	(114)	169,068
Net realized gain (loss)	(1,592)	311	(75)	(34)	(319,606)
Capital gain distribution from mutual funds	—	14,711	—	—	929,452
Change in unrealized appreciation (depreciation) of investments	6,029	56,996	1,011	1,124	795,669
Increase (decrease) in net assets from operations	5,407	70,690	1,004	976	1,574,583

From contract transactions:
Payments received from contract owners	—	—	—	—	2,120,058
Payments for contract benefits or terminations	(4,702)	—	(1,920)	(191)	(1,094,464)
Transfers between sub-accounts (including fixed account), net	(1)	—	1,048	(1)	567,435
Contract maintenance charges	(10)	(428)	(27)	(2)	(259,598)
Adjustments to net assets allocated to contracts in payout period	(1,825)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(6,538)	(428)	(899)	(194)	1,333,431

Increase (decrease) in net assets	(1,131)	70,262	105	782	2,908,014
Net assets at beginning of period	75,814	359,124	26,065	7,325	15,146,385
Net assets at end of period	$74,683	$429,386	$26,170	$8,107	$18,054,399

Beginning units	6,374	15,439	3,630	454	922,390
Units issued	—	—	171	—	162,457
Units redeemed	(513)	(17)	(303)	(12)	(86,322)
Ending units	5,861	15,422	3,498	442	998,525

The accompanying Notes to Financial Statements are an integral part of this statement.

20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$376,293	$400,082	$318,258	$778,517	$145
Mortality and expense risk and administrative charges	(411,868)	(356,562)	(267,138)	(309,390)	(80)
Net investment income (loss)	(35,575)	43,520	51,120	469,127	65
Net realized gain (loss)	283,754	(190,688)	(250,649)	(485,741)	14
Capital gain distribution from mutual funds	609,302	459,500	179,956	—	816
Change in unrealized appreciation (depreciation) of investments	2,754,856	2,262,954	1,724,633	61,804	(144)
Increase (decrease) in net assets from operations	3,612,337	2,575,286	1,705,060	45,190	751

From contract transactions:
Payments received from contract owners	1,444,921	522,255	89,561	548,081	—
Payments for contract benefits or terminations	(2,326,946)	(1,158,358)	(2,120,643)	(2,845,924)	—
Transfers between sub-accounts (including fixed account), net	(368,733)	(487,642)	62,815	1,471,467	2
Contract maintenance charges	(444,848)	(367,112)	(225,769)	(321,088)	—
Increase (decrease) in net assets from contract transactions	(1,695,606)	(1,490,857)	(2,194,036)	(1,147,464)	2

Increase (decrease) in net assets	1,916,731	1,084,429	(488,976)	(1,102,274)	753
Net assets at beginning of period	30,260,175	26,284,396	19,892,633	22,924,771	6,685
Net assets at end of period	$32,176,906	$27,368,825	$19,403,657	$21,822,497	$7,438

Beginning units	1,316,204	1,250,593	990,946	2,013,421	332
Units issued	87,089	57,328	13,291	229,946	—
Units redeemed	(148,009)	(114,236)	(118,678)	(333,570)	—
Ending units	1,255,284	1,193,685	885,559	1,909,797	332

For the Year Ended December 31, 2023
From operations:
Dividends	$612,875	$587,483	$439,867	$1,078,073	$83
Mortality and expense risk and administrative charges	(339,561)	(316,678)	(240,031)	(309,121)	(70)
Net investment income (loss)	273,314	270,805	199,836	768,952	13
Net realized gain (loss)	45,950	(376,081)	(292,577)	(327,104)	9
Capital gain distribution from mutual funds	2,514,671	1,976,789	1,337,350	—	396
Change in unrealized appreciation (depreciation) of investments	1,046,436	1,223,176	841,837	(52,459)	(149)
Increase (decrease) in net assets from operations	3,880,371	3,094,689	2,086,446	389,389	269

From contract transactions:
Payments received from contract owners	3,410,324	3,209,507	1,388,255	862,311	—
Payments for contract benefits or terminations	(773,572)	(1,690,531)	(888,824)	(2,011,492)	—
Transfers between sub-accounts (including fixed account), net	1,334,979	87,498	953,694	1,991,013	(1)
Contract maintenance charges	(475,549)	(422,365)	(268,225)	(416,138)	—
Increase (decrease) in net assets from contract transactions	3,496,182	1,184,109	1,184,900	425,694	(1)

Increase (decrease) in net assets	7,376,553	4,278,798	3,271,346	815,083	268
Net assets at beginning of period	22,883,622	22,005,598	16,621,287	22,109,688	6,417
Net assets at end of period	$30,260,175	$26,284,396	$19,892,633	$22,924,771	$6,685

Beginning units	1,141,337	1,183,327	930,338	1,980,049	332
Units issued	254,296	193,850	132,043	337,003	—
Units redeemed	(79,429)	(126,584)	(71,435)	(303,631)	—
Ending units	1,316,204	1,250,593	990,946	2,013,421	332

The accompanying Notes to Financial Statements are an integral part of this statement.

21

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$220	$—	$—	$—	$57
Mortality and expense risk and administrative charges	(528)	(316)	(550)	(90)	(72)
Net investment income (loss)	(308)	(316)	(550)	(90)	(15)
Net realized gain (loss)	(16,323)	2,889	(326)	(37)	1
Capital gain distribution from mutual funds	—	—	7,010	—	470
Change in unrealized appreciation (depreciation) of investments	15,468	(25)	8,328	1,727	300
Increase (decrease) in net assets from operations	(1,163)	2,548	14,462	1,600	756

From contract transactions:
Payments for contract benefits or terminations	(105,291)	(42,764)	—	—	—
Transfers between sub-accounts (including fixed account), net	5,164	(31)	(8,529)	1	—
Increase (decrease) in net assets from contract transactions	(100,127)	(42,795)	(8,529)	1	—

Increase (decrease) in net assets	(101,290)	(40,247)	5,933	1,601	756
Net assets at beginning of period	101,290	40,247	45,434	7,426	6,018
Net assets at end of period	$—	$—	$51,367	$9,027	$6,774

Beginning units	10,218	3,054	1,867	337	337
Units issued	530	7	18	—	—
Units redeemed	(10,748)	(3,061)	(298)	—	—
Ending units	—	—	1,587	337	337

For the Year Ended December 31, 2023
From operations:
Dividends	$2,099	$795	$—	$—	$55
Mortality and expense risk and administrative charges	(1,355)	(465)	(470)	(74)	(61)
Net investment income (loss)	744	330	(470)	(74)	(6)
Net realized gain (loss)	(6,239)	(7)	(3,877)	(50)	(5)
Capital gain distribution from mutual funds	—	116	150	—	440
Change in unrealized appreciation (depreciation) of investments	10,887	4,659	17,544	1,347	249
Increase (decrease) in net assets from operations	5,392	5,098	13,347	1,223	678

From contract transactions:
Payments for contract benefits or terminations	(41,914)	—	—	—	—
Transfers between sub-accounts (including fixed account), net	6,751	(102)	(7,779)	—	—
Increase (decrease) in net assets from contract transactions	(35,163)	(102)	(7,779)	—	—

Increase (decrease) in net assets	(29,771)	4,996	5,568	1,223	678
Net assets at beginning of period	131,061	35,251	39,866	6,203	5,340
Net assets at end of period	$101,290	$40,247	$45,434	$7,426	$6,018

Beginning units	13,784	3,060	2,220	337	337
Units issued	719	52	48	—	—
Units redeemed	(4,285)	(58)	(401)	—	—
Ending units	10,218	3,054	1,867	337	337

The accompanying Notes to Financial Statements are an integral part of this statement.

22

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$161,112	$—	$—	$91,756	$2,426,955
Mortality and expense risk and administrative charges	(152,346)	(347,745)	(579,954)	(314,009)	(1,797,374)
Net investment income (loss)	8,766	(347,745)	(579,954)	(222,253)	629,581
Net realized gain (loss)	243,168	798,069	771,314	258,746	1,723,013
Capital gain distribution from mutual funds	—	2,295,954	4,536,631	1,400,553	5,410,827
Change in unrealized appreciation (depreciation) of investments	1,558,444	1,964,811	3,696,025	238,953	10,995,698
Increase (decrease) in net assets from operations	1,810,378	4,711,089	8,424,016	1,675,999	18,759,119

From contract transactions:
Payments received from contract owners	753,598	6,420	2,600,039	169,445	1,748,946
Payments for contract benefits or terminations	(598,372)	(1,742,519)	(2,885,734)	(2,322,925)	(13,164,392)
Transfers between sub-accounts (including fixed account), net	1,026,164	(184,763)	(1,528,910)	198,759	(268,717)
Contract maintenance charges	(161,894)	(2,989)	(372,681)	(195,954)	(1,803,476)
Adjustments to net assets allocated to contracts in payout period	—	106	—	—	—
Increase (decrease) in net assets from contract transactions	1,019,496	(1,923,745)	(2,187,286)	(2,150,675)	(13,487,639)

Increase (decrease) in net assets	2,829,874	2,787,344	6,236,730	(474,676)	5,271,480
Net assets at beginning of period	9,382,915	20,624,941	37,108,304	21,952,750	131,377,406
Net assets at end of period	$12,212,789	$23,412,285	$43,345,034	$21,478,074	$136,648,886

Beginning units	569,597	157,927	553,749	638,667	5,385,628
Units issued	143,703	1,098	69,718	47,255	192,599
Units redeemed	(82,337)	(14,488)	(83,600)	(106,336)	(694,012)
Ending units	630,963	144,537	539,867	579,586	4,884,215

For the Year Ended December 31, 2023
From operations:
Dividends	$136,214	$—	$—	$143,925	$3,097,751
Mortality and expense risk and administrative charges	(109,266)	(282,294)	(479,342)	(309,250)	(1,606,644)
Net investment income (loss)	26,948	(282,294)	(479,342)	(165,325)	1,491,107
Net realized gain (loss)	(50,107)	309,704	192,308	(868,321)	680,558
Capital gain distribution from mutual funds	—	1,407,913	2,710,860	1,921,843	12,513,283
Change in unrealized appreciation (depreciation) of investments	1,503,212	3,868,171	7,222,956	2,172,526	26,246
Increase (decrease) in net assets from operations	1,480,053	5,303,494	9,646,782	3,060,723	14,711,194

From contract transactions:
Payments received from contract owners	957,304	57,778	2,974,876	848,710	5,570,976
Payments for contract benefits or terminations	(418,131)	(1,282,189)	(3,180,467)	(1,863,003)	(6,824,398)
Transfers between sub-accounts (including fixed account), net	(204,959)	(167,750)	(2,220,985)	(323,438)	441,597
Contract maintenance charges	(158,318)	(3,290)	(366,137)	(246,445)	(2,179,033)
Increase (decrease) in net assets from contract transactions	175,896	(1,395,451)	(2,792,713)	(1,584,176)	(2,990,858)

Increase (decrease) in net assets	1,655,949	3,908,043	6,854,069	1,476,547	11,720,336
Net assets at beginning of period	7,726,966	16,716,898	30,254,235	20,476,203	119,657,070
Net assets at end of period	$9,382,915	$20,624,941	$37,108,304	$21,952,750	$131,377,406

Beginning units	558,274	173,625	565,244	682,189	5,515,313
Units issued	72,456	1,104	91,997	80,476	457,414
Units redeemed	(61,133)	(16,802)	(103,492)	(123,998)	(587,099)
Ending units	569,597	157,927	553,749	638,667	5,385,628

The accompanying Notes to Financial Statements are an integral part of this statement.

23

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$110,103	$39,475	$256,095	$2,098,714	$—
Mortality and expense risk and administrative charges	(287,987)	(814,358)	(402,196)	(2,692,464)	(102,249)
Net investment income (loss)	(177,884)	(774,883)	(146,101)	(593,750)	(102,249)
Net realized gain (loss)	422,683	149,437	944,017	5,926,573	(18,353)
Capital gain distribution from mutual funds	2,093,010	4,243,761	1,528,309	24,075,845	—
Change in unrealized appreciation (depreciation) of investments	(133,259)	11,591,566	3,400,723	(512,099)	884,234
Increase (decrease) in net assets from operations	2,204,550	15,209,881	5,726,948	28,896,569	763,632

From contract transactions:
Payments received from contract owners	166,702	3,703,050	1,449,902	2,873,193	522,086
Payments for contract benefits or terminations	(1,943,415)	(3,879,370)	(2,346,650)	(22,406,735)	(185,782)
Transfers between sub-accounts (including fixed account), net	39,778	(3,748,280)	(1,240,610)	(3,873,021)	(130,860)
Contract maintenance charges	(208,241)	(634,577)	(261,532)	(2,802,052)	(116,933)
Increase (decrease) in net assets from contract transactions	(1,945,176)	(4,559,177)	(2,398,890)	(26,208,615)	88,511

Increase (decrease) in net assets	259,374	10,650,704	3,328,058	2,687,954	852,143
Net assets at beginning of period	19,532,625	52,603,252	26,367,914	190,827,437	7,205,813
Net assets at end of period	$19,791,999	$63,253,956	$29,695,972	$193,515,391	$8,057,956

Beginning units	599,740	1,129,460	796,567	10,945,468	653,922
Units issued	37,827	98,931	61,334	447,549	58,884
Units redeemed	(93,900)	(181,126)	(125,430)	(1,813,455)	(50,830)
Ending units	543,667	1,047,265	732,471	9,579,562	661,976

For the Year Ended December 31, 2023
From operations:
Dividends	$133,564	$665,489	$544,188	$3,298,478	$132,817
Mortality and expense risk and administrative charges	(275,336)	(644,319)	(334,435)	(2,502,287)	(87,405)
Net investment income (loss)	(141,772)	21,170	209,753	796,191	45,412
Net realized gain (loss)	119,873	132,256	237,311	3,236,580	(174,218)
Capital gain distribution from mutual funds	2,541,299	5,482,940	2,020,041	6,237,067	—
Change in unrealized appreciation (depreciation) of investments	1,082,209	8,786,128	2,776,892	14,059,422	881,754
Increase (decrease) in net assets from operations	3,601,609	14,422,494	5,243,997	24,329,260	752,948

From contract transactions:
Payments received from contract owners	691,700	5,448,054	1,554,364	4,609,850	1,499,411
Payments for contract benefits or terminations	(1,934,564)	(4,315,963)	(1,963,865)	(15,452,259)	(138,895)
Transfers between sub-accounts (including fixed account), net	(681,976)	(1,278,141)	21,374	(201,561)	(376,046)
Contract maintenance charges	(261,334)	(638,766)	(269,022)	(3,614,339)	(123,867)
Adjustments to net assets allocated to contracts in payout period	(8)	41	12	—	—
Increase (decrease) in net assets from contract transactions	(2,186,182)	(784,775)	(657,137)	(14,658,309)	860,603

Increase (decrease) in net assets	1,415,427	13,637,719	4,586,860	9,670,951	1,613,551
Net assets at beginning of period	18,117,198	38,965,533	21,781,054	181,156,486	5,592,262
Net assets at end of period	$19,532,625	$52,603,252	$26,367,914	$190,827,437	$7,205,813

Beginning units	672,171	1,141,543	818,722	11,848,995	566,841
Units issued	52,816	235,401	96,005	749,170	199,086
Units redeemed	(125,247)	(247,484)	(118,160)	(1,652,697)	(112,005)
Ending units	599,740	1,129,460	796,567	10,945,468	653,922

The accompanying Notes to Financial Statements are an integral part of this statement.

24

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$937,373	$27,205	$40,015	$1,951,494	$2,861
Mortality and expense risk and administrative charges	(995,893)	(18,969)	(17,238)	(838,055)	(32,374)
Net investment income (loss)	(58,520)	8,236	22,777	1,113,439	(29,513)
Net realized gain (loss)	(609,793)	(31,339)	(16,700)	(1,025,876)	(28,826)
Capital gain distribution from mutual funds	—	—	—	—	34,467
Change in unrealized appreciation (depreciation) of investments	5,324,878	86,812	(1,100)	356,182	173,490
Increase (decrease) in net assets from operations	4,656,565	63,709	4,977	443,745	149,618

From contract transactions:
Payments received from contract owners	1,301,168	21,843	259	2,386,662	77,823
Payments for contract benefits or terminations	(9,154,117)	(46,551)	(89,880)	(5,150,558)	(114,543)
Transfers between sub-accounts (including fixed account), net	2,024,893	43,170	148,317	7,310,542	150,483
Contract maintenance charges	(1,044,785)	(16,064)	(241)	(798,791)	(33,166)
Increase (decrease) in net assets from contract transactions	(6,872,841)	2,398	58,455	3,747,855	80,597

Increase (decrease) in net assets	(2,216,276)	66,107	63,432	4,191,600	230,215
Net assets at beginning of period	72,566,518	1,420,620	1,124,598	59,494,605	2,416,530
Net assets at end of period	$70,350,242	$1,486,727	$1,188,030	$63,686,205	$2,646,745

Beginning units	6,002,610	154,337	34,727	3,104,329	179,945
Units issued	408,966	16,482	4,445	605,085	20,567
Units redeemed	(944,044)	(15,777)	(2,777)	(398,809)	(14,948)
Ending units	5,467,532	155,042	36,395	3,310,605	185,564

For the Year Ended December 31, 2023
From operations:
Dividends	$491,250	$32,774	$39,252	$1,911,966	$4,105
Mortality and expense risk and administrative charges	(953,992)	(17,105)	(16,525)	(753,453)	(27,444)
Net investment income (loss)	(462,742)	15,669	22,727	1,158,513	(23,339)
Net realized gain (loss)	(1,486,461)	(30,638)	(19,751)	(1,283,328)	(114,695)
Change in unrealized appreciation (depreciation) of investments	9,016,943	104,645	66,093	3,457,697	627,897
Increase (decrease) in net assets from operations	7,067,740	89,676	69,069	3,332,882	489,863

From contract transactions:
Payments received from contract owners	3,022,014	85,459	123	3,756,569	249,725
Payments for contract benefits or terminations	(6,217,755)	(27,602)	(110,862)	(4,502,047)	(66,147)
Transfers between sub-accounts (including fixed account), net	662,124	99,533	50,732	5,760,061	5,829
Contract maintenance charges	(1,360,317)	(20,249)	(253)	(920,691)	(37,783)
Increase (decrease) in net assets from contract transactions	(3,893,934)	137,141	(60,260)	4,093,892	151,624

Increase (decrease) in net assets	3,173,806	226,817	8,809	7,426,774	641,487
Net assets at beginning of period	69,392,712	1,193,803	1,115,789	52,067,831	1,775,043
Net assets at end of period	$72,566,518	$1,420,620	$1,124,598	$59,494,605	$2,416,530

Beginning units	6,345,855	139,298	36,672	2,876,328	165,929
Units issued	545,318	28,344	1,950	642,598	47,663
Units redeemed	(888,563)	(13,305)	(3,895)	(414,597)	(33,647)
Ending units	6,002,610	154,337	34,727	3,104,329	179,945

The accompanying Notes to Financial Statements are an integral part of this statement.

25

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$14,974	$161,111	$248,473	$225,315	$253,239
Mortality and expense risk and administrative charges	(10,288)	(125,974)	(125,796)	(111,136)	(197,507)
Net investment income (loss)	4,686	35,137	122,677	114,179	55,732
Net realized gain (loss)	(1,509)	(21,336)	(402,231)	(92,580)	339,714
Capital gain distribution from mutual funds	—	—	—	—	122,895
Change in unrealized appreciation (depreciation) of investments	39,931	523,784	241,420	91,235	1,575,677
Increase (decrease) in net assets from operations	43,108	537,585	(38,134)	112,834	2,094,018

From contract transactions:
Payments received from contract owners	—	18,114	281,444	733,584	73,666
Payments for contract benefits or terminations	(44,778)	(1,149,215)	(666,073)	(404,436)	(3,008,753)
Transfers between sub-accounts (including fixed account), net	(17,492)	98,834	587,127	814,619	(69,417)
Contract maintenance charges	(99)	(78,551)	(128,112)	(112,713)	(1,857)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(5)
Increase (decrease) in net assets from contract transactions	(62,369)	(1,110,818)	74,386	1,031,054	(3,006,366)

Increase (decrease) in net assets	(19,261)	(573,233)	36,252	1,143,888	(912,348)
Net assets at beginning of period	679,688	8,787,359	9,912,937	8,197,698	12,713,530
Net assets at end of period	$660,427	$8,214,126	$9,949,189	$9,341,586	$11,801,182

Beginning units	14,656	412,043	1,021,280	832,610	127,942
Units issued	69	44,789	264,578	229,274	1,533
Units redeemed	(1,332)	(93,934)	(256,035)	(125,720)	(27,973)
Ending units	13,393	362,898	1,029,823	936,164	101,502

For the Year Ended December 31, 2023
From operations:
Dividends	$13,926	$176,520	$197,838	$115,460	$303,997
Mortality and expense risk and administrative charges	(10,451)	(128,632)	(119,197)	(88,552)	(188,601)
Net investment income (loss)	3,475	47,888	78,641	26,908	115,396
Net realized gain (loss)	(39,709)	(263,534)	(158,637)	(75,602)	(289,816)
Capital gain distribution from mutual funds	35,972	518,548	—	—	1,216,389
Change in unrealized appreciation (depreciation) of investments	79,906	746,914	429,208	296,202	(344,519)
Increase (decrease) in net assets from operations	79,644	1,049,816	349,212	247,508	697,450

From contract transactions:
Payments received from contract owners	—	350,906	334,768	1,663,584	1,640
Payments for contract benefits or terminations	(26,159)	(800,417)	(303,821)	(225,070)	(840,426)
Transfers between sub-accounts (including fixed account), net	(103,365)	(221,185)	1,474,178	777,550	(135,627)
Contract maintenance charges	(146)	(104,530)	(151,558)	(109,689)	(2,330)
Adjustments to net assets allocated to contracts in payout period	—	7	—	—	—
Increase (decrease) in net assets from contract transactions	(129,670)	(775,219)	1,353,567	2,106,375	(976,743)

Increase (decrease) in net assets	(50,026)	274,597	1,702,779	2,353,883	(279,293)
Net assets at beginning of period	729,714	8,512,762	8,210,158	5,843,815	12,992,823
Net assets at end of period	$679,688	$8,787,359	$9,912,937	$8,197,698	$12,713,530

Beginning units	17,670	446,444	881,489	615,089	138,278
Units issued	121	61,187	260,394	293,987	699
Units redeemed	(3,135)	(95,588)	(120,603)	(76,466)	(11,035)
Ending units	14,656	412,043	1,021,280	832,610	127,942

The accompanying Notes to Financial Statements are an integral part of this statement.

26

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$385,022	$96,543	$4,656	$15,224	$138,710
Mortality and expense risk and administrative charges	(292,831)	(192,518)	(12,165)	(18,259)	(184,438)
Net investment income (loss)	92,191	(95,975)	(7,509)	(3,035)	(45,728)
Net realized gain (loss)	96,976	29,465	19,271	(7,897)	(238,967)
Capital gain distribution from mutual funds	210,691	350,002	23,966	—	—
Change in unrealized appreciation (depreciation) of investments	2,798,375	988,658	185,785	209,622	2,627,800
Increase (decrease) in net assets from operations	3,198,233	1,272,150	221,513	198,690	2,343,105

From contract transactions:
Payments received from contract owners	234,447	99,925	64,396	—	31,780
Payments for contract benefits or terminations	(2,105,118)	(1,277,149)	(66,903)	(53,364)	(1,870,877)
Transfers between sub-accounts (including fixed account), net	(910,789)	180,010	7,373	(6,280)	(530,871)
Contract maintenance charges	(153,025)	(101,814)	(11,536)	(157)	(125,562)
Increase (decrease) in net assets from contract transactions	(2,934,485)	(1,099,028)	(6,670)	(59,801)	(2,495,530)

Increase (decrease) in net assets	263,748	173,122	214,843	138,889	(152,425)
Net assets at beginning of period	19,706,436	12,930,014	790,356	1,081,123	13,199,495
Net assets at end of period	$19,970,184	$13,103,136	$1,005,199	$1,220,012	$13,047,070

Beginning units	528,677	512,774	53,311	23,023	340,198
Units issued	23,365	42,879	10,997	6	16,692
Units redeemed	(92,184)	(84,390)	(11,476)	(1,111)	(75,989)
Ending units	459,858	471,263	52,832	21,918	280,901

For the Year Ended December 31, 2023
From operations:
Dividends	$432,203	$31,641	$9,404	$18,645	$203,010
Mortality and expense risk and administrative charges	(281,988)	(180,262)	(9,105)	(15,835)	(180,722)
Net investment income (loss)	150,215	(148,621)	299	2,810	22,288
Net realized gain (loss)	(337,049)	(539,619)	1,437	(25,532)	(746,496)
Capital gain distribution from mutual funds	1,951,256	936,862	66,240	—	—
Change in unrealized appreciation (depreciation) of investments	(684,480)	1,077,267	56,880	90,149	1,599,443
Increase (decrease) in net assets from operations	1,079,942	1,325,889	124,856	67,427	875,235

From contract transactions:
Payments received from contract owners	1,096,624	496,127	81,690	—	343,748
Payments for contract benefits or terminations	(2,226,487)	(980,204)	(22,887)	(37,259)	(955,452)
Transfers between sub-accounts (including fixed account), net	(57,640)	752,538	10,104	59,227	(216,588)
Contract maintenance charges	(182,832)	(128,412)	(11,356)	(152)	(167,151)
Increase (decrease) in net assets from contract transactions	(1,370,335)	140,049	57,551	21,816	(995,443)

Increase (decrease) in net assets	(290,393)	1,465,938	182,407	89,243	(120,208)
Net assets at beginning of period	19,996,829	11,464,076	607,949	991,880	13,319,703
Net assets at end of period	$19,706,436	$12,930,014	$790,356	$1,081,123	$13,199,495

Beginning units	556,652	505,866	49,035	22,547	368,131
Units issued	90,619	88,346	9,849	1,909	40,045
Units redeemed	(118,594)	(81,438)	(5,573)	(1,433)	(67,978)
Ending units	528,677	512,774	53,311	23,023	340,198

The accompanying Notes to Financial Statements are an integral part of this statement.

27

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$12,090	$234,940	$131,360	$361,350	$399,752
Mortality and expense risk and administrative charges	(115,768)	(164,866)	(127,815)	(346,753)	(126,405)
Net investment income (loss)	(103,678)	70,074	3,545	14,597	273,347
Net realized gain (loss)	120,223	163,249	117,573	541,046	84,463
Capital gain distribution from mutual funds	27,429	346,627	212,035	672,418	433,650
Change in unrealized appreciation (depreciation) of investments	838,102	293,234	499,863	1,372,633	226,138
Increase (decrease) in net assets from operations	882,076	873,184	833,016	2,600,694	1,017,598

From contract transactions:
Payments received from contract owners	944,301	108,560	507,387	926,021	636,271
Payments for contract benefits or terminations	(369,487)	(535,006)	(401,504)	(1,328,852)	(421,523)
Transfers between sub-accounts (including fixed account), net	(214,400)	11,131	204,315	306,189	(432,804)
Contract maintenance charges	(124,785)	(179,476)	(136,511)	(392,095)	(121,697)
Increase (decrease) in net assets from contract transactions	235,629	(594,791)	173,687	(488,737)	(339,753)

Increase (decrease) in net assets	1,117,705	278,393	1,006,703	2,111,957	677,845
Net assets at beginning of period	7,888,650	12,060,792	9,239,523	25,483,133	8,497,450
Net assets at end of period	$9,006,355	$12,339,185	$10,246,226	$27,595,090	$9,175,295

Beginning units	604,948	984,074	724,865	1,931,420	662,664
Units issued	76,286	44,421	56,297	99,524	54,798
Units redeemed	(58,964)	(89,585)	(42,542)	(133,231)	(77,564)
Ending units	622,270	938,910	738,620	1,897,713	639,898

For the Year Ended December 31, 2023
From operations:
Dividends	$111,414	$172,476	$125,165	$409,217	$73,759
Mortality and expense risk and administrative charges	(89,476)	(146,779)	(100,078)	(301,594)	(101,729)
Net investment income (loss)	21,938	25,697	25,087	107,623	(27,970)
Net realized gain (loss)	44,244	58,895	82,213	520,546	(20,226)
Capital gain distribution from mutual funds	9,603	346,424	295,255	862,967	—
Change in unrealized appreciation (depreciation) of investments	855,607	858,899	669,374	2,156,584	1,117,548
Increase (decrease) in net assets from operations	931,392	1,289,915	1,071,929	3,647,720	1,069,352

From contract transactions:
Payments received from contract owners	1,825,466	425,034	1,066,043	1,119,783	1,027,004
Payments for contract benefits or terminations	(221,726)	(493,109)	(230,094)	(1,681,302)	(255,801)
Transfers between sub-accounts (including fixed account), net	(339,361)	345,182	366,381	296,695	(33,529)
Contract maintenance charges	(123,510)	(208,432)	(145,013)	(465,758)	(126,194)
Increase (decrease) in net assets from contract transactions	1,140,869	68,675	1,057,317	(730,582)	611,480

Increase (decrease) in net assets	2,072,261	1,358,590	2,129,246	2,917,138	1,680,832
Net assets at beginning of period	5,816,389	10,702,202	7,110,277	22,565,995	6,816,618
Net assets at end of period	$7,888,650	$12,060,792	$9,239,523	$25,483,133	$8,497,450

Beginning units	508,396	978,909	636,991	1,990,376	611,058
Units issued	192,279	77,376	151,689	157,071	97,777
Units redeemed	(95,727)	(72,211)	(63,815)	(216,027)	(46,171)
Ending units	604,948	984,074	724,865	1,931,420	662,664

The accompanying Notes to Financial Statements are an integral part of this statement.

28

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$365,851	$858,640	$1,562,135	$69,360	$—
Mortality and expense risk and administrative charges	(407,277)	(1,026,335)	(1,820,272)	(34,313)	(3,308)
Net investment income (loss)	(41,426)	(167,695)	(258,137)	35,047	(3,308)
Net realized gain (loss)	571,517	2,652,538	3,467,530	23,329	(60,680)
Capital gain distribution from mutual funds	933,588	2,547,021	4,759,601	—	—
Change in unrealized appreciation (depreciation) of investments	1,590,045	4,869,972	10,981,879	(33,895)	91,628
Increase (decrease) in net assets from operations	3,053,724	9,901,836	18,950,873	24,481	27,640

From contract transactions:
Payments received from contract owners	720,212	1,501,025	6,229,769	317,299	—
Payments for contract benefits or terminations	(2,057,953)	(7,124,407)	(8,472,547)	(86,592)	(20,649)
Transfers between sub-accounts (including fixed account), net	(16,812)	(1,312,070)	1,135,913	285,975	(123,296)
Contract maintenance charges	(402,991)	(1,063,151)	(1,899,588)	(28,259)	(39)
Increase (decrease) in net assets from contract transactions	(1,757,544)	(7,998,603)	(3,006,453)	488,423	(143,984)

Increase (decrease) in net assets	1,296,180	1,903,233	15,944,420	512,904	(116,344)
Net assets at beginning of period	29,272,171	75,946,706	129,911,710	2,448,822	274,600
Net assets at end of period	$30,568,351	$77,849,939	$145,856,130	$2,961,726	$158,256

Beginning units	2,021,376	4,696,448	7,668,380	208,422	17,321
Units issued	67,839	144,902	471,726	52,187	—
Units redeemed	(178,264)	(594,883)	(622,436)	(12,583)	(8,615)
Ending units	1,910,951	4,246,467	7,517,670	248,026	8,706

For the Year Ended December 31, 2023
From operations:
Dividends	$393,794	$1,088,710	$1,908,034	$52,843	$—
Mortality and expense risk and administrative charges	(358,205)	(892,628)	(1,488,902)	(25,244)	(3,318)
Net investment income (loss)	35,589	196,082	419,132	27,599	(3,318)
Net realized gain (loss)	323,221	971,883	1,939,003	11,653	(14,314)
Capital gain distribution from mutual funds	1,149,270	3,430,055	5,835,234	—	—
Change in unrealized appreciation (depreciation) of investments	1,968,800	6,268,597	11,636,694	248,373	37,684
Increase (decrease) in net assets from operations	3,476,880	10,866,617	19,830,063	287,625	20,052

From contract transactions:
Payments received from contract owners	1,789,319	5,142,840	14,191,882	297,544	—
Payments for contract benefits or terminations	(1,560,568)	(2,862,568)	(5,323,980)	(14,559)	(19,649)
Transfers between sub-accounts (including fixed account), net	8,757	146,813	1,126,986	331,273	91,591
Contract maintenance charges	(476,451)	(1,253,999)	(2,099,521)	(26,745)	(52)
Increase (decrease) in net assets from contract transactions	(238,943)	1,173,086	7,895,367	587,513	71,890

Increase (decrease) in net assets	3,237,937	12,039,703	27,725,430	875,138	91,942
Net assets at beginning of period	26,034,234	63,907,003	102,186,280	1,573,684	182,658
Net assets at end of period	$29,272,171	$75,946,706	$129,911,710	$2,448,822	$274,600

Beginning units	2,040,143	4,617,545	7,150,247	155,147	12,767
Units issued	179,229	407,148	1,205,028	62,481	5,905
Units redeemed	(197,996)	(328,245)	(686,895)	(9,206)	(1,351)
Ending units	2,021,376	4,696,448	7,668,380	208,422	17,321

The accompanying Notes to Financial Statements are an integral part of this statement.

29

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$—	$64,182	$337,822
Mortality and expense risk and administrative charges	(136,846)	(16,080)	(155,925)	(55,743)	(299,633)
Net investment income (loss)	(136,846)	(16,080)	(155,925)	8,439	38,189
Net realized gain (loss)	(915,268)	7,468	(62,269)	(9,026)	(134,544)
Capital gain distribution from mutual funds	—	53,565	568,928	—	—
Change in unrealized appreciation (depreciation) of investments	2,359,853	215,419	2,268,164	276,274	1,775,900
Increase (decrease) in net assets from operations	1,307,739	260,372	2,618,898	275,687	1,679,545

From contract transactions:
Payments received from contract owners	97,193	—	399,391	—	601,050
Payments for contract benefits or terminations	(910,410)	(5,174)	(885,843)	(195,047)	(2,853,276)
Transfers between sub-accounts (including fixed account), net	(89,160)	32,356	(491,459)	20,476	216,329
Contract maintenance charges	(105,142)	(373)	(112,402)	(798)	(248,226)
Increase (decrease) in net assets from contract transactions	(1,007,519)	26,809	(1,090,313)	(175,369)	(2,284,123)

Increase (decrease) in net assets	300,220	287,181	1,528,585	100,318	(604,578)
Net assets at beginning of period	9,318,520	956,283	10,282,911	3,522,119	22,293,973
Net assets at end of period	$9,618,740	$1,243,464	$11,811,496	$3,622,437	$21,689,395

Beginning units	379,181	20,729	252,522	99,615	972,865
Units issued	16,977	656	20,985	563	65,691
Units redeemed	(56,477)	(115)	(44,439)	(5,197)	(159,260)
Ending units	339,681	21,270	229,068	94,981	879,296

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$—	$53,348	$288,524
Mortality and expense risk and administrative charges	(127,161)	(13,039)	(125,477)	(53,336)	(284,679)
Net investment income (loss)	(127,161)	(13,039)	(125,477)	12	3,845
Net realized gain (loss)	(896,249)	80,135	(743,617)	(87,192)	(657,206)
Change in unrealized appreciation (depreciation) of investments	1,954,958	222,872	3,740,185	544,631	3,387,115
Increase (decrease) in net assets from operations	931,548	289,968	2,871,091	457,451	2,733,754

From contract transactions:
Payments received from contract owners	423,165	—	1,050,396	—	753,972
Payments for contract benefits or terminations	(568,678)	(168,628)	(691,428)	(434,870)	(1,856,297)
Transfers between sub-accounts (including fixed account), net	96,608	23,263	(964,402)	(139,174)	159,000
Contract maintenance charges	(129,302)	(382)	(109,453)	(938)	(306,313)
Increase (decrease) in net assets from contract transactions	(178,207)	(145,747)	(714,887)	(574,982)	(1,249,638)

Increase (decrease) in net assets	753,341	144,221	2,156,204	(117,531)	1,484,116
Net assets at beginning of period	8,565,179	812,062	8,126,707	3,639,650	20,809,857
Net assets at end of period	$9,318,520	$956,283	$10,282,911	$3,522,119	$22,293,973

Beginning units	391,003	24,187	274,469	117,041	1,030,012
Units issued	44,210	2,046	48,438	509	81,163
Units redeemed	(56,032)	(5,504)	(70,385)	(17,935)	(138,310)
Ending units	379,181	20,729	252,522	99,615	972,865

The accompanying Notes to Financial Statements are an integral part of this statement.

30

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$22,254	$201,967	$127,071	$468,810	$13,273
Mortality and expense risk and administrative charges	(12,080)	(108,953)	(81,692)	(289,341)	(15,464)
Net investment income (loss)	10,174	93,014	45,379	179,469	(2,191)
Net realized gain (loss)	29,180	14,335	82,535	(328,732)	(96)
Capital gain distribution from mutual funds	—	—	365,283	1,488,764	70,812
Change in unrealized appreciation (depreciation) of investments	32,913	530,212	62,664	850,644	114,149
Increase (decrease) in net assets from operations	72,267	637,561	555,861	2,190,145	182,674

From contract transactions:
Payments received from contract owners	—	56,763	1,118	477,956	—
Payments for contract benefits or terminations	(131,114)	(750,594)	(583,100)	(1,875,222)	(161,570)
Transfers between sub-accounts (including fixed account), net	(36,548)	186,521	(42,631)	(624,593)	1,062
Contract maintenance charges	(152)	(68,741)	(1,048)	(231,929)	(189)
Increase (decrease) in net assets from contract transactions	(167,814)	(576,051)	(625,661)	(2,253,788)	(160,697)

Increase (decrease) in net assets	(95,547)	61,510	(69,800)	(63,643)	21,977
Net assets at beginning of period	778,092	7,431,401	5,223,973	21,395,852	936,289
Net assets at end of period	$682,545	$7,492,911	$5,154,173	$21,332,209	$958,266

Beginning units	40,027	559,115	58,666	704,560	20,006
Units issued	583	46,702	711	68,899	309
Units redeemed	(8,383)	(85,663)	(7,225)	(140,800)	(3,223)
Ending units	32,227	520,154	52,152	632,659	17,092

For the Year Ended December 31, 2023
From operations:
Dividends	$29,931	$265,312	$127,481	$465,977	$13,146
Mortality and expense risk and administrative charges	(12,013)	(101,896)	(80,411)	(266,818)	(14,062)
Net investment income (loss)	17,918	163,416	47,070	199,159	(916)
Net realized gain (loss)	14,729	(54,600)	106,814	42,587	5,035
Capital gain distribution from mutual funds	—	—	474,795	1,916,652	29,763
Change in unrealized appreciation (depreciation) of investments	32,032	461,560	(479,099)	(1,495,750)	151,845
Increase (decrease) in net assets from operations	64,679	570,376	149,580	662,648	185,727

From contract transactions:
Payments received from contract owners	—	174,335	865	1,601,648	—
Payments for contract benefits or terminations	(63,573)	(568,482)	(669,894)	(1,461,108)	(203,698)
Transfers between sub-accounts (including fixed account), net	(2,211)	641,591	(27,048)	2,180,149	(36,145)
Contract maintenance charges	(189)	(83,026)	(1,065)	(258,044)	(201)
Increase (decrease) in net assets from contract transactions	(65,973)	164,418	(697,142)	2,062,645	(240,044)

Increase (decrease) in net assets	(1,294)	734,794	(547,562)	2,725,293	(54,317)
Net assets at beginning of period	779,386	6,696,607	5,771,535	18,670,559	990,606
Net assets at end of period	$778,092	$7,431,401	$5,223,973	$21,395,852	$936,289

Beginning units	43,554	543,338	66,830	626,655	25,817
Units issued	275	81,464	346	146,587	26
Units redeemed	(3,802)	(65,687)	(8,510)	(68,682)	(5,837)
Ending units	40,027	559,115	58,666	704,560	20,006

The accompanying Notes to Financial Statements are an integral part of this statement.

31

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$46,207	$5,889	$18,210	$20,902	$1,847,374
Mortality and expense risk and administrative charges	(56,206)	(24,042)	(152,647)	(8,972)	(745,805)
Net investment income (loss)	(9,999)	(18,153)	(134,437)	11,930	1,101,569
Net realized gain (loss)	33,534	51,633	47,282	(10,317)	(896,299)
Capital gain distribution from mutual funds	294,288	165,480	1,212,370	—	—
Change in unrealized appreciation (depreciation) of investments	413,303	107,308	1,055,321	2,816	(4,558)
Increase (decrease) in net assets from operations	731,126	306,268	2,180,536	4,429	200,712

From contract transactions:
Payments received from contract owners	286,802	—	419,301	—	1,287,921
Payments for contract benefits or terminations	(360,835)	(85,487)	(916,557)	(86,475)	(6,049,688)
Transfers between sub-accounts (including fixed account), net	(9,327)	(104,680)	414,455	8,098	4,786,754
Contract maintenance charges	(43,924)	(212)	(117,645)	(69)	(711,224)
Increase (decrease) in net assets from contract transactions	(127,284)	(190,379)	(200,446)	(78,446)	(686,237)

Increase (decrease) in net assets	603,842	115,889	1,980,090	(74,017)	(485,525)
Net assets at beginning of period	3,632,776	1,477,839	10,008,498	597,384	53,489,425
Net assets at end of period	$4,236,618	$1,593,728	$11,988,588	$523,367	$53,003,900

Beginning units	153,609	23,637	294,427	20,508	3,623,925
Units issued	23,489	673	47,598	440	541,676
Units redeemed	(25,103)	(3,406)	(51,215)	(3,087)	(589,251)
Ending units	151,995	20,904	290,810	17,861	3,576,350

For the Year Ended December 31, 2023
From operations:
Dividends	$38,319	$10,385	$44,554	$16,967	$1,403,189
Mortality and expense risk and administrative charges	(41,956)	(19,922)	(113,286)	(9,125)	(721,027)
Net investment income (loss)	(3,637)	(9,537)	(68,732)	7,842	682,162
Net realized gain (loss)	(9,803)	90,622	(224,029)	(10,159)	(873,337)
Capital gain distribution from mutual funds	103,326	43,121	273,257	—	—
Change in unrealized appreciation (depreciation) of investments	506,365	175,126	1,928,329	31,326	2,667,694
Increase (decrease) in net assets from operations	596,251	299,332	1,908,825	29,009	2,476,519

From contract transactions:
Payments received from contract owners	469,652	—	850,740	—	2,218,999
Payments for contract benefits or terminations	(265,741)	(153,398)	(550,502)	(46,452)	(4,845,901)
Transfers between sub-accounts (including fixed account), net	153,618	64,166	408,186	(21,561)	3,609,620
Contract maintenance charges	(38,391)	(236)	(98,589)	(91)	(884,320)
Increase (decrease) in net assets from contract transactions	319,138	(89,468)	609,835	(68,104)	98,398

Increase (decrease) in net assets	915,389	209,864	2,518,660	(39,095)	2,574,917
Net assets at beginning of period	2,717,387	1,267,975	7,489,838	636,479	50,914,508
Net assets at end of period	$3,632,776	$1,477,839	$10,008,498	$597,384	$53,489,425

Beginning units	137,328	25,464	274,434	22,930	3,616,789
Units issued	40,012	1,761	60,750	558	497,542
Units redeemed	(23,731)	(3,588)	(40,757)	(2,980)	(490,406)
Ending units	153,609	23,637	294,427	20,508	3,623,925

The accompanying Notes to Financial Statements are an integral part of this statement.

32

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$29,706	$793,911	$27,006
Mortality and expense risk and administrative charges	(60,148)	(373,458)	(13,571)	(296,322)	(77,060)
Net investment income (loss)	(60,148)	(373,458)	16,135	497,589	(50,054)
Net realized gain (loss)	2,784	(1,702,940)	10,908	151,195	18,935
Capital gain distribution from mutual funds	—	—	—	—	229,914
Change in unrealized appreciation (depreciation) of investments	519,759	5,225,623	5,979	143,742	1,523,692
Increase (decrease) in net assets from operations	462,395	3,149,225	33,022	792,526	1,722,487

From contract transactions:
Payments received from contract owners	4,948	398,164	1,266	801,985	984,725
Payments for contract benefits or terminations	(459,682)	(1,809,686)	(21,533)	(2,693,104)	(354,705)
Transfers between sub-accounts (including fixed account), net	103,472	743,161	(233,426)	994,800	180,703
Contract maintenance charges	(601)	(251,146)	(464)	(312,936)	(78,003)
Increase (decrease) in net assets from contract transactions	(351,863)	(919,507)	(254,157)	(1,209,255)	732,720

Increase (decrease) in net assets	110,532	2,229,718	(221,135)	(416,729)	2,455,207
Net assets at beginning of period	3,803,420	25,433,832	932,311	21,976,317	4,799,400
Net assets at end of period	$3,913,952	$27,663,550	$711,176	$21,559,588	$7,254,607

Beginning units	83,983	575,689	80,509	2,497,777	260,461
Units issued	3,701	54,122	5,984	545,546	103,263
Units redeemed	(10,882)	(74,256)	(27,229)	(685,820)	(69,494)
Ending units	76,802	555,555	59,264	2,357,503	294,230

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$10,625	$196,787	$13,801
Mortality and expense risk and administrative charges	(54,967)	(320,722)	(13,803)	(276,915)	(54,244)
Net investment income (loss)	(54,967)	(320,722)	(3,178)	(80,128)	(40,443)
Net realized gain (loss)	(7,455)	(1,659,221)	(1,863)	(55,747)	(77,978)
Capital gain distribution from mutual funds	—	—	—	—	106,373
Change in unrealized appreciation (depreciation) of investments	777,678	6,450,583	32,870	736,063	1,037,983
Increase (decrease) in net assets from operations	715,256	4,470,640	27,829	600,188	1,025,935

From contract transactions:
Payments received from contract owners	5,178	828,579	566	1,244,851	919,843
Payments for contract benefits or terminations	(137,240)	(1,919,004)	(74,003)	(2,293,660)	(343,860)
Transfers between sub-accounts (including fixed account), net	(240,920)	1,691,633	41,283	3,936,789	(285,888)
Contract maintenance charges	(638)	(281,303)	(562)	(345,646)	(73,368)
Increase (decrease) in net assets from contract transactions	(373,620)	319,905	(32,716)	2,542,334	216,727

Increase (decrease) in net assets	341,636	4,790,545	(4,887)	3,142,522	1,242,662
Net assets at beginning of period	3,461,784	20,643,287	937,198	18,833,795	3,556,738
Net assets at end of period	$3,803,420	$25,433,832	$932,311	$21,976,317	$4,799,400

Beginning units	92,854	568,068	83,459	2,212,383	246,018
Units issued	384	92,022	22,907	910,140	67,199
Units redeemed	(9,255)	(84,401)	(25,857)	(624,746)	(52,756)
Ending units	83,983	575,689	80,509	2,497,777	260,461

The accompanying Notes to Financial Statements are an integral part of this statement.

33

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$123,139	$62,499	$1,040	$—	$27,795
Mortality and expense risk and administrative charges	(141,026)	(89,845)	(17,764)	(193,022)	(41,973)
Net investment income (loss)	(17,887)	(27,346)	(16,724)	(193,022)	(14,178)
Net realized gain (loss)	411,873	85,775	48,932	(92,977)	35,665
Capital gain distribution from mutual funds	584,120	562,814	141,332	1,745,481	403,379
Change in unrealized appreciation (depreciation) of investments	1,309,160	61,642	157,772	2,612,325	20,313
Increase (decrease) in net assets from operations	2,287,266	682,885	331,312	4,071,807	445,179

From contract transactions:
Payments received from contract owners	688,675	380,926	1,088	561,864	—
Payments for contract benefits or terminations	(1,046,759)	(289,167)	(46,613)	(1,261,821)	(280,985)
Transfers between sub-accounts (including fixed account), net	(164,443)	401,360	65,589	(808,158)	150
Contract maintenance charges	(102,055)	(89,798)	(102)	(131,466)	(293)
Increase (decrease) in net assets from contract transactions	(624,582)	403,321	19,962	(1,639,581)	(281,128)

Increase (decrease) in net assets	1,662,684	1,086,206	351,274	2,432,226	164,051
Net assets at beginning of period	10,016,169	6,125,523	971,358	12,679,887	2,577,741
Net assets at end of period	$11,678,853	$7,211,729	$1,322,632	$15,112,113	$2,741,792

Beginning units	537,312	373,144	39,653	341,708	32,619
Units issued	59,665	73,709	8,600	48,471	58
Units redeemed	(86,602)	(48,257)	(7,867)	(90,952)	(3,234)
Ending units	510,375	398,596	40,386	299,227	29,443

For the Year Ended December 31, 2023
From operations:
Dividends	$109,093	$83,001	$4,455	$33,720	$21,165
Mortality and expense risk and administrative charges	(102,809)	(73,258)	(11,179)	(157,965)	(36,938)
Net investment income (loss)	6,284	9,743	(6,724)	(124,245)	(15,773)
Net realized gain (loss)	126,653	10,985	451	(291,253)	1,669
Capital gain distribution from mutual funds	368,369	502,252	14,904	201,696	206,695
Change in unrealized appreciation (depreciation) of investments	1,296,820	552,471	218,000	4,041,580	198,540
Increase (decrease) in net assets from operations	1,798,126	1,075,451	226,631	3,827,778	391,131

From contract transactions:
Payments received from contract owners	705,406	663,205	763	766,205	—
Payments for contract benefits or terminations	(141,448)	(140,595)	(2,889)	(1,102,932)	(154,187)
Transfers between sub-accounts (including fixed account), net	818,504	(392,105)	218,788	(819,898)	(6,037)
Contract maintenance charges	(99,838)	(94,962)	(56)	(125,240)	(331)
Increase (decrease) in net assets from contract transactions	1,282,624	35,543	216,606	(1,281,865)	(160,555)

Increase (decrease) in net assets	3,080,750	1,110,994	443,237	2,545,913	230,576
Net assets at beginning of period	6,935,419	5,014,529	528,121	10,133,974	2,347,165
Net assets at end of period	$10,016,169	$6,125,523	$971,358	$12,679,887	$2,577,741

Beginning units	461,696	366,341	29,958	385,632	34,828
Units issued	113,016	69,556	11,380	40,632	545
Units redeemed	(37,400)	(62,753)	(1,685)	(84,556)	(2,754)
Ending units	537,312	373,144	39,653	341,708	32,619

The accompanying Notes to Financial Statements are an integral part of this statement.

34

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$97,721	$70,536	$331,304	$67,314	$19,449
Mortality and expense risk and administrative charges	(186,420)	(44,951)	(206,370)	(89,368)	(16,708)
Net investment income (loss)	(88,699)	25,585	124,934	(22,054)	2,741
Net realized gain (loss)	(3,975)	7,378	(102,585)	86,884	2,626
Capital gain distribution from mutual funds	1,883,406	110,972	578,859	71,487	—
Change in unrealized appreciation (depreciation) of investments	322,639	33,573	282,812	639,193	14,446
Increase (decrease) in net assets from operations	2,113,371	177,508	884,020	775,510	19,813

From contract transactions:
Payments received from contract owners	333,356	139,629	707,095	712,609	320
Payments for contract benefits or terminations	(1,726,640)	(474,036)	(1,710,678)	(390,356)	(106,750)
Transfers between sub-accounts (including fixed account), net	(627,788)	9,230	11,197	398,203	(35,967)
Contract maintenance charges	(121,421)	(726)	(163,039)	(91,990)	(130)
Increase (decrease) in net assets from contract transactions	(2,142,493)	(325,903)	(1,155,425)	628,466	(142,527)

Increase (decrease) in net assets	(29,122)	(148,395)	(271,405)	1,403,976	(122,714)
Net assets at beginning of period	12,765,384	2,993,119	15,311,661	6,100,504	1,095,884
Net assets at end of period	$12,736,262	$2,844,724	$15,040,256	$7,504,480	$973,170

Beginning units	315,646	51,485	623,741	408,818	60,479
Units issued	21,517	2,519	61,047	104,971	2,181
Units redeemed	(69,179)	(7,867)	(113,592)	(64,080)	(9,722)
Ending units	267,984	46,137	571,196	449,709	52,938

For the Year Ended December 31, 2023
From operations:
Dividends	$75,190	$56,610	$251,454	$59,759	$16,187
Mortality and expense risk and administrative charges	(180,330)	(43,311)	(196,449)	(67,879)	(16,308)
Net investment income (loss)	(105,140)	13,299	55,005	(8,120)	(121)
Net realized gain (loss)	(50,819)	9,032	(170,499)	140,837	(135)
Capital gain distribution from mutual funds	1,063,911	97,084	496,148	144,674	—
Change in unrealized appreciation (depreciation) of investments	1,102,034	122,821	831,364	476,549	147,415
Increase (decrease) in net assets from operations	2,009,986	242,236	1,212,018	753,940	147,159

From contract transactions:
Payments received from contract owners	146,012	—	1,288,593	722,015	520
Payments for contract benefits or terminations	(1,516,531)	(153,446)	(1,104,651)	(306,330)	(68,240)
Transfers between sub-accounts (including fixed account), net	(217,283)	32,936	(19,909)	373,165	212
Contract maintenance charges	(154,956)	(845)	(194,415)	(92,484)	(156)
Adjustments to net assets allocated to contracts in payout period	—	—	(4)	—	—
Increase (decrease) in net assets from contract transactions	(1,742,758)	(121,355)	(30,386)	696,366	(67,664)

Increase (decrease) in net assets	267,228	120,881	1,181,632	1,450,306	79,495
Net assets at beginning of period	12,498,156	2,872,238	14,130,029	4,650,198	1,016,389
Net assets at end of period	$12,765,384	$2,993,119	$15,311,661	$6,100,504	$1,095,884

Beginning units	362,150	53,691	620,769	356,189	64,398
Units issued	15,542	819	107,268	89,787	960
Units redeemed	(62,046)	(3,025)	(104,296)	(37,158)	(4,879)
Ending units	315,646	51,485	623,741	408,818	60,479

The accompanying Notes to Financial Statements are an integral part of this statement.

35

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$94,573	$8,959	$437,530	$500,849	$3,912,969
Mortality and expense risk and administrative charges	(89,371)	(5,878)	(273,945)	(216,834)	(1,317,016)
Net investment income (loss)	5,202	3,081	163,585	284,015	2,595,953
Net realized gain (loss)	14,528	(7,963)	(801,919)	(108,613)	(2,112,483)
Capital gain distribution from mutual funds	—	—	—	—	1,198,855
Change in unrealized appreciation (depreciation) of investments	69,788	(7,039)	26,592	(70,384)	5,311,218
Increase (decrease) in net assets from operations	89,518	(11,921)	(611,742)	105,018	6,993,543

From contract transactions:
Payments received from contract owners	99,614	259	383,285	14,225	545,605
Payments for contract benefits or terminations	(745,916)	(35,733)	(2,403,458)	(1,943,428)	(13,100,568)
Transfers between sub-accounts (including fixed account), net	466,358	14,361	1,699,823	1,003,483	1,634,130
Contract maintenance charges	(42,469)	(67)	(276,233)	(134,271)	(1,360,557)
Adjustments to net assets allocated to contracts in payout period	—	—	(160)	—	—
Increase (decrease) in net assets from contract transactions	(222,413)	(21,180)	(596,743)	(1,059,991)	(12,281,390)

Increase (decrease) in net assets	(132,895)	(33,101)	(1,208,485)	(954,973)	(5,287,847)
Net assets at beginning of period	6,198,604	403,996	20,545,017	14,937,995	96,086,562
Net assets at end of period	$6,065,709	$370,895	$19,336,532	$13,983,022	$90,798,715

Beginning units	419,153	21,314	1,893,905	1,070,763	6,746,204
Units issued	50,605	843	308,741	118,743	298,658
Units redeemed	(63,803)	(2,002)	(372,606)	(195,198)	(1,112,472)
Ending units	405,955	20,155	1,830,040	994,308	5,932,390

For the Year Ended December 31, 2023
From operations:
Dividends	$78,687	$—	$—	$597,202	$3,884,056
Mortality and expense risk and administrative charges	(88,595)	(6,428)	(275,511)	(220,178)	(1,308,294)
Net investment income (loss)	(9,908)	(6,428)	(275,511)	377,024	2,575,762
Net realized gain (loss)	(55,669)	(20,123)	(629,971)	(386,120)	(2,662,041)
Change in unrealized appreciation (depreciation) of investments	899,257	36,768	1,410,380	2,149,730	9,436,285
Increase (decrease) in net assets from operations	833,680	10,217	504,898	2,140,634	9,350,006

From contract transactions:
Payments received from contract owners	170,912	142	746,250	149,196	904,943
Payments for contract benefits or terminations	(672,335)	(81,815)	(1,665,598)	(1,642,022)	(9,221,984)
Transfers between sub-accounts (including fixed account), net	184,634	20,090	1,572,210	(230,590)	457,465
Contract maintenance charges	(50,901)	(97)	(365,358)	(182,143)	(1,873,713)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(13)	—
Increase (decrease) in net assets from contract transactions	(367,690)	(61,680)	287,504	(1,905,572)	(9,733,289)

Increase (decrease) in net assets	465,990	(51,463)	792,402	235,062	(383,283)
Net assets at beginning of period	5,732,614	455,459	19,752,615	14,702,933	96,469,845
Net assets at end of period	$6,198,604	$403,996	$20,545,017	$14,937,995	$96,086,562

Beginning units	441,607	24,680	1,869,631	1,222,736	7,468,257
Units issued	50,945	1,110	302,782	48,392	287,947
Units redeemed	(73,399)	(4,476)	(278,508)	(200,365)	(1,010,000)
Ending units	419,153	21,314	1,893,905	1,070,763	6,746,204

The accompanying Notes to Financial Statements are an integral part of this statement.

36

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$75,027	$537,269	$55,678	$186,757	$823,137
Mortality and expense risk and administrative charges	(16,838)	(111,415)	(26,041)	(90,376)	(697,517)
Net investment income (loss)	58,189	425,854	29,637	96,381	125,620
Net realized gain (loss)	(10,895)	(99,796)	46,933	180,699	(571,024)
Capital gain distribution from mutual funds	—	—	54,668	198,064	—
Change in unrealized appreciation (depreciation) of investments	16,979	129,707	(54,735)	(223,669)	5,381,378
Increase (decrease) in net assets from operations	64,273	455,765	76,503	251,475	4,935,974

From contract transactions:
Payments received from contract owners	—	205,935	330	121,298	190,756
Payments for contract benefits or terminations	(89,241)	(1,061,618)	(126,700)	(688,595)	(7,782,123)
Transfers between sub-accounts (including fixed account), net	(26,497)	248,693	(41,439)	348,839	(62,517)
Contract maintenance charges	(201)	(70,002)	(257)	(50,082)	(722,100)
Increase (decrease) in net assets from contract transactions	(115,939)	(676,992)	(168,066)	(268,540)	(8,375,984)

Increase (decrease) in net assets	(51,666)	(221,227)	(91,563)	(17,065)	(3,440,010)
Net assets at beginning of period	1,115,982	8,316,090	1,694,478	6,137,082	51,720,238
Net assets at end of period	$1,064,316	$8,094,863	$1,602,915	$6,120,017	$48,280,228

Beginning units	28,033	398,830	76,980	393,128	4,052,842
Units issued	335	48,820	1,365	41,130	83,938
Units redeemed	(3,146)	(82,376)	(8,456)	(53,657)	(699,046)
Ending units	25,222	365,274	69,889	380,601	3,437,734

For the Year Ended December 31, 2023
From operations:
Dividends	$67,739	$453,904	$41,408	$123,866	$637,973
Mortality and expense risk and administrative charges	(16,256)	(98,473)	(24,205)	(80,147)	(684,075)
Net investment income (loss)	51,483	355,431	17,203	43,719	(46,102)
Net realized gain (loss)	(11,888)	(123,421)	4,606	107,047	(1,222,223)
Change in unrealized appreciation (depreciation) of investments	104,148	721,286	239,004	721,538	7,806,668
Increase (decrease) in net assets from operations	143,743	953,296	260,813	872,304	6,538,343

From contract transactions:
Payments received from contract owners	—	624,847	570	131,064	586,506
Payments for contract benefits or terminations	(43,007)	(532,724)	(53,999)	(449,839)	(4,180,139)
Transfers between sub-accounts (including fixed account), net	(26,422)	731,292	(8,708)	518,122	(255,304)
Contract maintenance charges	(275)	(67,756)	(292)	(45,004)	(980,143)
Adjustments to net assets allocated to contracts in payout period	—	(1)	—	—	—
Increase (decrease) in net assets from contract transactions	(69,704)	755,658	(62,429)	154,343	(4,829,080)

Increase (decrease) in net assets	74,039	1,708,954	198,384	1,026,647	1,709,263
Net assets at beginning of period	1,041,943	6,607,136	1,496,094	5,110,435	50,010,975
Net assets at end of period	$1,115,982	$8,316,090	$1,694,478	$6,137,082	$51,720,238

Beginning units	29,947	358,597	79,994	368,620	4,455,359
Units issued	828	91,642	222	77,055	156,028
Units redeemed	(2,742)	(51,409)	(3,236)	(52,547)	(558,545)
Ending units	28,033	398,830	76,980	393,128	4,052,842

The accompanying Notes to Financial Statements are an integral part of this statement.

37

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$55,398	$565,613	$2,449,662	$9,744,293	$7,144,407
Mortality and expense risk and administrative charges	(81,569)	(727,051)	(1,811,389)	(10,154,146)	(7,643,033)
Net investment income (loss)	(26,171)	(161,438)	638,273	(409,853)	(498,626)
Net realized gain (loss)	(173,668)	1,412,112	290,330	(11,153,972)	(1,923,882)
Capital gain distribution from mutual funds	84,369	607,039	—	8,910,636	191,660
Change in unrealized appreciation (depreciation) of investments	686,514	4,692,442	14,152,330	83,747,398	59,138,573
Increase (decrease) in net assets from operations	571,044	6,550,155	15,080,933	81,094,209	56,907,725

From contract transactions:
Payments received from contract owners	514,298	2,277,694	1,942,703	4,621,093	1,473,228
Payments for contract benefits or terminations	(583,173)	(2,878,895)	(19,331,780)	(85,482,883)	(68,071,995)
Transfers between sub-accounts (including fixed account), net	393,749	(843,996)	(82,556)	(5,713,381)	(1,944,201)
Contract maintenance charges	(81,003)	(734,919)	(1,856,611)	(10,730,363)	(8,059,525)
Increase (decrease) in net assets from contract transactions	243,871	(2,180,116)	(19,328,244)	(97,305,534)	(76,602,493)

Increase (decrease) in net assets	814,915	4,370,039	(4,247,311)	(16,211,325)	(19,694,768)
Net assets at beginning of period	5,772,869	53,418,372	132,689,596	709,931,107	539,044,404
Net assets at end of period	$6,587,784	$57,788,411	$128,442,285	$693,719,782	$519,349,636

Beginning units	450,627	3,627,679	8,855,579	41,578,385	32,504,266
Units issued	101,156	220,704	344,329	659,905	431,667
Units redeemed	(81,113)	(361,195)	(1,534,801)	(5,952,885)	(4,737,386)
Ending units	470,670	3,487,188	7,665,107	36,285,405	28,198,547

For the Year Ended December 31, 2023
From operations:
Dividends	$42,973	$443,908	$2,104,287	$15,184,640	$13,052,347
Mortality and expense risk and administrative charges	(67,297)	(597,495)	(1,738,093)	(9,878,491)	(7,527,162)
Net investment income (loss)	(24,324)	(153,587)	366,194	5,306,149	5,525,185
Net realized gain (loss)	61,899	571,342	(1,599,941)	(20,321,959)	(7,380,024)
Capital gain distribution from mutual funds	25,229	379,978	—	30,845,856	46,017,080
Change in unrealized appreciation (depreciation) of investments	693,689	6,866,575	19,106,049	63,229,584	9,139,663
Increase (decrease) in net assets from operations	756,493	7,664,308	17,872,302	79,059,630	53,301,904

From contract transactions:
Payments received from contract owners	727,039	5,651,096	2,766,309	8,800,135	4,322,297
Payments for contract benefits or terminations	(323,834)	(1,960,178)	(10,723,791)	(67,358,113)	(53,673,429)
Transfers between sub-accounts (including fixed account), net	117,568	2,870,335	(2,470,213)	(3,049,289)	1,565,610
Contract maintenance charges	(89,837)	(801,300)	(2,461,746)	(14,481,980)	(10,979,263)
Increase (decrease) in net assets from contract transactions	430,936	5,759,953	(12,889,441)	(76,089,247)	(58,764,785)

Increase (decrease) in net assets	1,187,429	13,424,261	4,982,861	2,970,383	(5,462,881)
Net assets at beginning of period	4,585,440	39,994,111	127,706,735	706,960,724	544,507,285
Net assets at end of period	$5,772,869	$53,418,372	$132,689,596	$709,931,107	$539,044,404

Beginning units	410,052	3,192,958	9,780,463	46,333,105	36,287,867
Units issued	114,216	763,701	425,801	1,065,040	872,779
Units redeemed	(73,641)	(328,980)	(1,350,685)	(5,819,760)	(4,656,380)
Ending units	450,627	3,627,679	8,855,579	41,578,385	32,504,266

The accompanying Notes to Financial Statements are an integral part of this statement.

38

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$1,164,872	$—	$—	$46,455	$1,065,221
Mortality and expense risk and administrative charges	(952,536)	(206,039)	(1,052,707)	(18,182)	(412,314)
Net investment income (loss)	212,336	(206,039)	(1,052,707)	28,273	652,907
Net realized gain (loss)	1,429,883	(61,942)	(6,352,494)	(25,223)	(944,586)
Capital gain distribution from mutual funds	3,674,580	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,141,921	4,705,488	33,085,545	(7,144)	157,738
Increase (decrease) in net assets from operations	9,458,720	4,437,507	25,680,344	(4,094)	(133,941)

From contract transactions:
Payments received from contract owners	2,627,907	1,330	3,879,234	25,297	888,178
Payments for contract benefits or terminations	(3,540,588)	(1,423,174)	(4,778,489)	(173,055)	(3,605,352)
Transfers between sub-accounts (including fixed account), net	557,289	(183,283)	(11,286,925)	75,210	2,647,224
Contract maintenance charges	(1,020,112)	(1,216)	(806,529)	(249)	(346,383)
Adjustments to net assets allocated to contracts in payout period	—	41	(1,218)	—	—
Increase (decrease) in net assets from contract transactions	(1,375,504)	(1,606,302)	(12,993,927)	(72,797)	(416,333)

Increase (decrease) in net assets	8,083,216	2,831,205	12,686,417	(76,891)	(550,274)
Net assets at beginning of period	66,011,787	11,706,529	68,343,266	1,223,723	29,599,518
Net assets at end of period	$74,095,003	$14,537,734	$81,029,683	$1,146,832	$29,049,244

Beginning units	5,111,200	49,192	1,069,484	56,371	2,294,731
Units issued	319,886	221	106,963	5,258	394,825
Units redeemed	(413,425)	(5,809)	(268,272)	(8,780)	(419,994)
Ending units	5,017,661	43,604	908,175	52,849	2,269,562

For the Year Ended December 31, 2023
From operations:
Dividends	$864,686	$—	$—	$26,986	$572,903
Mortality and expense risk and administrative charges	(811,141)	(158,932)	(814,080)	(18,780)	(411,418)
Net investment income (loss)	53,545	(158,932)	(814,080)	8,206	161,485
Net realized gain (loss)	237,465	(505,635)	(16,951,425)	(24,321)	(922,306)
Capital gain distribution from mutual funds	812,772	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	7,191,525	3,996,402	36,716,434	57,902	1,651,048
Increase (decrease) in net assets from operations	8,295,307	3,331,835	18,950,929	41,787	890,227

From contract transactions:
Payments received from contract owners	4,478,571	1,369	5,564,105	—	1,648,108
Payments for contract benefits or terminations	(2,982,466)	(385,192)	(3,688,602)	(154,082)	(3,176,001)
Transfers between sub-accounts (including fixed account), net	1,031,470	(419,688)	(3,040,568)	85,787	2,910,185
Contract maintenance charges	(1,188,633)	(1,318)	(815,960)	(313)	(421,667)
Adjustments to net assets allocated to contracts in payout period	—	—	(21)	—	—
Increase (decrease) in net assets from contract transactions	1,338,942	(804,829)	(1,981,046)	(68,608)	960,625

Increase (decrease) in net assets	9,634,249	2,527,006	16,969,883	(26,821)	1,850,852
Net assets at beginning of period	56,377,538	9,179,523	51,373,383	1,250,544	27,748,666
Net assets at end of period	$66,011,787	$11,706,529	$68,343,266	$1,223,723	$29,599,518

Beginning units	4,993,771	52,947	1,086,426	61,595	2,209,104
Units issued	607,964	589	238,707	2,470	539,481
Units redeemed	(490,535)	(4,344)	(255,649)	(7,694)	(453,854)
Ending units	5,111,200	49,192	1,069,484	56,371	2,294,731

The accompanying Notes to Financial Statements are an integral part of this statement.

39

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$2,264	$131,729	$2,386	$6,560	$879
Mortality and expense risk and administrative charges	(2,514)	(162,757)	(1,168)	(3,644)	(1,773)
Net investment income (loss)	(250)	(31,028)	1,218	2,916	(894)
Net realized gain (loss)	3,466	(134,343)	4,606	40,567	68,767
Capital gain distribution from mutual funds	—	—	—	17,193	9,980
Change in unrealized appreciation (depreciation) of investments	16,063	1,496,822	(3,256)	(21,162)	(41,643)
Increase (decrease) in net assets from operations	19,279	1,331,451	2,568	39,514	36,210

From contract transactions:
Payments received from contract owners	—	404,505	—	—	—
Payments for contract benefits or terminations	(13,730)	(983,663)	(37,637)	(253,830)	(184,627)
Transfers between sub-accounts (including fixed account), net	—	(815,152)	806	(2,187)	(11,541)
Contract maintenance charges	(53)	(176,229)	(20)	(34)	(37)
Increase (decrease) in net assets from contract transactions	(13,783)	(1,570,539)	(36,851)	(256,051)	(196,205)

Increase (decrease) in net assets	5,496	(239,088)	(34,283)	(216,537)	(159,995)
Net assets at beginning of period	176,157	12,317,534	116,209	452,852	241,010
Net assets at end of period	$181,653	$12,078,446	$81,926	$236,315	$81,015

Beginning units	2,120	888,636	8,661	22,332	6,168
Units issued	—	50,293	63	168	43
Units redeemed	(159)	(156,182)	(2,722)	(12,139)	(4,543)
Ending units	1,961	782,747	6,002	10,361	1,668

For the Year Ended December 31, 2023
From operations:
Dividends	$2,537	$154,912	$2,769	$6,087	$852
Mortality and expense risk and administrative charges	(2,482)	(150,052)	(1,307)	(5,635)	(3,209)
Net investment income (loss)	55	4,860	1,462	452	(2,357)
Net realized gain (loss)	1,070	(70,042)	635	(18,448)	47,630
Capital gain distribution from mutual funds	—	—	—	63,263	35,284
Change in unrealized appreciation (depreciation) of investments	20,490	1,504,603	14,177	17,165	34,235
Increase (decrease) in net assets from operations	21,615	1,439,421	16,274	62,432	114,792

From contract transactions:
Payments received from contract owners	—	1,638,146	—	—	—
Payments for contract benefits or terminations	(18,186)	(436,044)	(5,914)	(124,523)	(84,098)
Transfers between sub-accounts (including fixed account), net	1,021	(357,156)	(194)	(2,510)	(37,405)
Contract maintenance charges	(74)	(205,403)	(20)	(54)	(31)
Increase (decrease) in net assets from contract transactions	(17,239)	639,543	(6,128)	(127,087)	(121,534)

Increase (decrease) in net assets	4,376	2,078,964	10,146	(64,655)	(6,742)
Net assets at beginning of period	171,781	10,238,570	106,063	517,507	247,752
Net assets at end of period	$176,157	$12,317,534	$116,209	$452,852	$241,010

Beginning units	2,346	837,729	9,158	29,495	10,015
Units issued	13	183,813	79	166	33
Units redeemed	(239)	(132,906)	(576)	(7,329)	(3,880)
Ending units	2,120	888,636	8,661	22,332	6,168

The accompanying Notes to Financial Statements are an integral part of this statement.

40

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$1,956	$15,345
Mortality and expense risk and administrative charges	(1,676)	(14,243)
Net investment income (loss)	280	1,102
Net realized gain (loss)	(1,178)	336,244
Capital gain distribution from mutual funds	—	76,249
Change in unrealized appreciation (depreciation) of investments	12,760	(128,970)
Increase (decrease) in net assets from operations	11,862	284,625

From contract transactions:
Payments for contract benefits or terminations	(36,836)	(876,593)
Transfers between sub-accounts (including fixed account), net	1,016	(29,269)
Contract maintenance charges	(17)	(67)
Increase (decrease) in net assets from contract transactions	(35,837)	(905,929)

Increase (decrease) in net assets	(23,975)	(621,304)
Net assets at beginning of period	152,510	1,330,251
Net assets at end of period	$128,535	$708,947

Beginning units	8,761	53,392
Units issued	81	39
Units redeemed	(2,012)	(29,995)
Ending units	6,830	23,436

For the Year Ended December 31, 2023
From operations:
Dividends	$2,678	$16,243
Mortality and expense risk and administrative charges	(2,170)	(14,536)
Net investment income (loss)	508	1,707
Net realized gain (loss)	(26,048)	47,428
Capital gain distribution from mutual funds	41,087	88,495
Change in unrealized appreciation (depreciation) of investments	5,873	140,048
Increase (decrease) in net assets from operations	21,420	277,678

From contract transactions:
Payments for contract benefits or terminations	(52,745)	(120,090)
Transfers between sub-accounts (including fixed account), net	85	(34,983)
Contract maintenance charges	(29)	(81)
Increase (decrease) in net assets from contract transactions	(52,689)	(155,154)

Increase (decrease) in net assets	(31,269)	122,524
Net assets at beginning of period	183,779	1,207,727
Net assets at end of period	$152,510	$1,330,251

Beginning units	12,359	60,486
Units issued	157	134
Units redeemed	(3,755)	(7,228)
Ending units	8,761	53,392

The accompanying Notes to Financial Statements are an integral part of this statement.

41

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
1.    Organization
FS Variable Separate Account (the “Separate Account”) is a segregated investment account established by The United States Life Insurance Company in the City of New York (“USL”) to receive and invest premium payments from variable annuity contracts issued by USL. USL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. ("AIG") owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.
The Separate Account includes the following variable annuity products:

FSA Advisor	Polaris II A-Class Platinum Series
ICAP II	Polaris Platinum III
Polaris	Polaris Platinum O-Series
Polaris Advantage	Polaris Preferred Solution
Polaris Advantage II	Polaris Retirement Protector
Polaris Choice	Polaris Select Investor
Polaris Choice III	WM Diversified Strategies III
Polaris Choice IV	Vista Capital Advantage
Polaris II
The Separate Account contracts are sold through USL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., an affiliate of USL. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2024 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Capital World Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4(c)
American Funds IS Global Growth Fund Class 4	American Funds IS The Bond Fund of America Class 4
American Funds IS Global Small Capitalization Fund Class 4

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III(k)	BlackRock Global Allocation V.I. Fund Class III(k)

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Emerging Markets Bond Fund Class 2(c)	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2(k)

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares(k)

42

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares(k)

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Value Fund Series II	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II(c)	Invesco V.I. Growth and Income Fund Series II

Ivy Variable Insurance Portfolios(i)
Macquarie VIP Asset Strategy Series Service Class(c)(f)

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

MFS Variable Insurance Trust III (MFS VIT III)
MFS VIT III Growth Allocation Portfolio Service Class(e)

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II(j)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S(g)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class(c)	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class(k)	PIMCO Total Return Portfolio Advisor Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 2
PVC Government & High Quality Bond Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account Class 2
PVC Real Estate Securities Account Class 2(c)

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3(c)
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA American Century Inflation Protection Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3(c)
SST SA Columbia Focused Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3(k)	SST SA T. Rowe Price Growth Stock Portfolio Class 3(c)
SST SA Multi-Managed International Equity Portfolio Class 3(k)

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

43

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1(h)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3(h)
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1(b)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3(b)
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

VALIC Company I(d)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(c)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund
(a)    These are affiliated investment companies. SunAmerica Asset Management Corp.(“SunAmerica”), an affiliate of USL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)    Formerly SAST SA Goldman Sachs Global Bond Portfolio.
(c)     Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2024.
(d)    VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of USL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica, an affiliate of USL, serves as the administrator to each series of VALIC Company I and as the investment sub-advisor to certain series of VALIC Company I.
(e)    Statement of Operations and Changes in Net Assets for the period May 1, 2023 (commencement of operations) through December 31, 2023 and January 1, 2024 to December 31, 2024.
(f)    Formerly Delaware Ivy VIP Asset Strategy Fund.
(g)    Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to April 26, 2024 (cessation of operations).
(h)     Formerly SAST SA DFA Ultra Short Bond Portfolio.
(i)    Formerly Delaware Ivy Variable Insurance Portfolios.
(j)     Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to December 6, 2024 (cessation of operations).

44

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(k)    Sub-account had no assets and liabilities as of December 31, 2024 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of USL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of USL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business USL may conduct.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
An assumed interest rate of 3.50 percent is used in determining annuity payments except for ICAP contracts which have an assumed interest rate of 5.00 percent.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, USL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of USL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, USL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. USL will periodically review changes in the tax law. USL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

45

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
•Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
• Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2024 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2024, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to USL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to USL. The mortality risk charge represents compensation to USL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to USL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
FSA Advisor	1.52%
ICAP II Variable Annuity	1.40%
Polaris	1.52%
Polaris Advantage	1.65% or 1.90%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Choice	1.52% or 1.72%
Polaris Choice III	1.52% or 1.77%
Polaris Choice IV	1.65% or 1.90%
Polaris II	1.52%
Polaris II A-Class Platinum Series	0.85%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Platinum O-Series	0.95% or 1.20%

46

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Separate Account Annual Charges*
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55%, or 1.80%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies III	1.55% or 1.70%
*    The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.
Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by USL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by USL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to USL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.
The maximum withdrawal charge of 5 percent is assessed on amount withdrawn in excess of free withdrawals for the ICAP II variable annuity and the maximum withdrawal charge of 6% is assessed on amounts withdrawn in excess of free withdrawal amounts for the Vista Capital Advantage variable annuity. For all other products, the maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor variable annuity.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Depending on the contract provisions, a transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.
Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to USL by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.
The premium based charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class Platinum Series and Polaris Platinum O-Series contract.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, USL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Annuity Charge: There may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

47

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fee for the Capital Protector Program ranges from 0.25 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice, Polaris Choice III, Polaris II, Polaris Preferred Solution, and WM Diversified Strategies III contracts.
MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
•MarketLock, MarketLock for Two and Income Rewards
The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
•MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus
The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.
The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice
Polaris Choice III
Polaris II
Polaris II A-Class Platinum Series
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Two	Polaris Choice	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
Income Rewards	Polaris Choice	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III

48

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
MarketLock for Life	FSA Polaris Advantage	0.70% for one covered person
	FSA Polaris Choice III	0.95% for two covered persons
FSA Polaris Choice IV
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock for Life Plus	FSA Polaris Advantage	0.65% to 0.95% for one covered person
	FSA Polaris Choice III	0.90% to 1.25% for two covered persons
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Choice III	1.10% to 1.35% for two covered persons
Polaris II
Polaris II A-Class Platinum Series
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Builder Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, Polaris Income Builder Daily Flex and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value.
The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.
The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Platinum O-Series
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.70% for two covered persons
Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

49

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Polaris Income Plus Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Plus Daily Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Max	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

50

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$177,167	$333,599
American Funds IS Asset Allocation Fund Class 4	1,728,471	428,791
American Funds IS Capital Income Builder Class 4	9,906	149,511
American Funds IS Capital World Bond Fund Class 4	8,782	8,727
American Funds IS Global Growth Fund Class 2	242,165	1,085,348
American Funds IS Global Growth Fund Class 4	23,824	6,405
American Funds IS Global Small Capitalization Fund Class 4	12,701	4,195
American Funds IS Growth Fund Class 2	188,847	1,621,260
American Funds IS Growth Fund Class 4	229,193	13,228
American Funds IS Growth-Income Fund Class 2	411,084	1,289,797
American Funds IS Growth-Income Fund Class 4	43,355	9,950
American Funds IS The Bond Fund of America Class 4	67,164	6,541
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	0	52,978
BlackRock Global Allocation V.I. Fund Class III	120	13,303
Columbia VP Income Opportunities Fund Class 1	9,045	3,280
Columbia VP Large Cap Growth Fund Class 1	5,082	95,291
Columbia VP Limited Duration Credit Fund Class 2	1,042	23,276
FTVIP Franklin Allocation VIP Fund Class 2	295,501	971,569
FTVIP Franklin Income VIP Fund Class 2	2,141,342	3,528,539
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	7,355	8,036
FTVIP Franklin Rising Dividends VIP Fund Class 2	8,849	8,134
FTVIP Franklin Strategic Income VIP Fund Class 2	7,508	65,826
FTVIP Templeton Global Bond VIP Fund Class 2	5,406	589
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,277	5,120
Goldman Sachs VIT Government Money Market Fund Service Shares	20,018,730	18,470,150
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	0	173,165
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	0	45,208
Invesco V.I. American Franchise Fund Series II	974,123	2,187,497
Invesco V.I. American Value Fund Series II	1,909	6,309
Invesco V.I. Comstock Fund Series II	2,527,255	2,742,370
Invesco V.I. Equity and Income Fund Series II	8,630	5,702
Invesco V.I. Growth and Income Fund Series II	2,030,932	3,948,852
Lord Abbett Bond Debenture Portfolio Class VC	26,511	70,754
Lord Abbett Developing Growth Portfolio Class VC	7,772	118,462
Lord Abbett Fundamental Equity Portfolio Class VC	822	56,545
Lord Abbett Growth and Income Portfolio Class VC	1,146,300	2,049,638
Lord Abbett Mid Cap Stock Portfolio Class VC	38,079	14,758
Lord Abbett Short Duration Income Portfolio Class VC	16,373	102,220
Lord Abbett Total Return Portfolio Class VC	65,752	5,951
MFS VIT III Growth Allocation Portfolio Service Class	1,007,729	19,458
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,178	25,773
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	435	9,738
PIMCO Dynamic Bond Portfolio Advisor Class	148	5,131
PIMCO Emerging Markets Bond Portfolio Advisor Class	80,827	193,604
PIMCO Total Return Portfolio Advisor Class	6,071,074	2,799,516
PVC Core Plus Bond Account Class 1	199	7,718
PVC Diversified International Account Class 1	604	5,189
PVC Equity Income Account Class 2	4,079	101,252
PVC Government & High Quality Bond Account Class 1	10	6
PVC Large Cap Growth Account I Class 1	144	565
PVC MidCap Account Class 2	142,460	32,935
PVC Principal Capital Appreciation Account Class 2	5,604	73,048

51

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC SAM Balanced Portfolio Class 2	$91,691	$597,899
PVC SAM Conservative Balanced Portfolio Class 2	726	549
PVC SAM Conservative Growth Portfolio Class 2	7,473	49,369
PVC SAM Flexible Income Portfolio Class 2	2,190	1,316
PVC SAM Strategic Growth Portfolio Class 2	4,269	74,987
PVC Short-Term Income Account Class 1	2,102	631
PVC SmallCap Account Class 2	24	6,928
SST SA Allocation Balanced Portfolio Class 3	1,061,498	3,126,639
SST SA Allocation Growth Portfolio Class 3	2,816,636	3,938,514
SST SA Allocation Moderate Growth Portfolio Class 3	1,736,263	2,724,101
SST SA Allocation Moderate Portfolio Class 3	713,043	2,676,004
SST SA American Century Inflation Protection Portfolio Class 3	2,999,545	3,677,883
SST SA Columbia Focused Value Portfolio Class 3	962	80
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	5,412	105,846
SST SA Multi-Managed International Equity Portfolio Class 3	94	43,203
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	7,524	9,593
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	0	90
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	527	72
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,650,173	1,621,912
SAST SA AB Growth Portfolio Class 1	2,423,286	2,398,823
SAST SA AB Growth Portfolio Class 3	8,708,781	6,939,386
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,872,837	3,845,213
SAST SA American Funds Asset Allocation Portfolio Class 3	11,527,255	18,974,486
SAST SA American Funds Global Growth Portfolio Class 3	3,510,018	3,540,068
SAST SA American Funds Growth Portfolio Class 3	8,652,227	9,742,148
SAST SA American Funds Growth-Income Portfolio Class 3	3,846,275	4,862,957
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	32,183,327	34,909,847
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	650,482	664,219
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	5,412,982	12,344,343
SAST SA Emerging Markets Equity Index Portfolio Class 3	182,829	172,195
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	185,530	104,297
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	12,097,299	7,236,005
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	307,969	222,420
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,502	75,187
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,023,926	2,099,606
SAST SA Fixed Income Index Portfolio Class 3	2,622,737	2,425,673
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,395,756	1,250,524
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	445,009	3,272,749
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,282,623	3,914,227
SAST SA Franklin Small Company Value Portfolio Class 3	1,473,587	2,318,587
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	210,903	201,116
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	15,224	78,061
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	819,538	3,360,796
SAST SA Franklin Tactical Opportunities Portfolio Class 3	1,018,022	858,642
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,089,316	1,267,406
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,054,871	665,604
SAST SA Global Index Allocation 90/10 Portfolio Class 3	2,363,321	2,165,043
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,573,802	1,206,559
SAST SA Index Allocation 60/40 Portfolio Class 3	2,139,136	3,004,518
SAST SA Index Allocation 80/20 Portfolio Class 3	5,331,466	10,950,742
SAST SA Index Allocation 90/10 Portfolio Class 3	14,072,815	12,577,804
SAST SA International Index Portfolio Class 3	705,566	182,097
SAST SA Invesco Growth Opportunities Portfolio Class 1	0	147,292
SAST SA Invesco Growth Opportunities Portfolio Class 3	396,298	1,540,662
SAST SA Janus Focused Growth Portfolio Class 1	85,644	21,349
SAST SA Janus Focused Growth Portfolio Class 3	1,483,151	2,160,462

52

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	$81,768	$248,697
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,782,542	4,028,477
SAST SA JPMorgan Emerging Markets Portfolio Class 1	34,350	191,991
SAST SA JPMorgan Emerging Markets Portfolio Class 3	795,112	1,278,149
SAST SA JPMorgan Equity-Income Portfolio Class 1	550,172	765,170
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,949,353	4,534,908
SAST SA JPMorgan Global Equities Portfolio Class 1	100,351	192,426
SAST SA JPMorgan Global Equities Portfolio Class 3	880,641	723,636
SAST SA JPMorgan Large Cap Core Portfolio Class 1	220,597	263,649
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,891,602	2,014,110
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	33,004	99,520
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	9,096,070	8,680,738
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	162,665	574,675
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,252,762	3,545,725
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	99,545	337,567
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	5,229,248	5,940,910
SAST SA Large Cap Growth Index Portfolio Class 3	2,529,861	1,617,281
SAST SA Large Cap Index Portfolio Class 3	1,878,318	1,936,665
SAST SA Large Cap Value Index Portfolio Class 3	1,845,758	906,970
SAST SA MFS Blue Chip Growth Portfolio Class 1	392,827	248,257
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,873,544	3,960,579
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	434,726	326,652
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	2,807,587	3,155,373
SAST SA MFS Total Return Portfolio Class 1	188,424	377,770
SAST SA MFS Total Return Portfolio Class 3	2,258,430	2,710,062
SAST SA Mid Cap Index Portfolio Class 3	1,741,191	1,063,291
SAST SA Morgan Stanley International Equities Portfolio Class 1	58,450	198,237
SAST SA Morgan Stanley International Equities Portfolio Class 3	807,741	1,024,952
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	23,970	42,069
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	3,333,883	3,767,041
SAST SA PIMCO RAE International Value Portfolio Class 3	2,083,946	2,859,923
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,053,387	17,539,970
SAST SA PineBridge High-Yield Bond Portfolio Class 1	87,736	145,486
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,437,779	1,688,918
SAST SA Putnam International Growth and Income Portfolio Class 1	137,139	220,901
SAST SA Putnam International Growth and Income Portfolio Class 3	985,208	959,304
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,593,122	9,843,486
SAST SA Small Cap Index Portfolio Class 3	1,401,711	1,099,642
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	4,164,636	5,899,150
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	5,424,439	24,114,409
SAST SA VCP Dynamic Allocation Portfolio Class 3	25,803,267	114,608,018
SAST SA VCP Dynamic Strategy Portfolio Class 3	11,411,843	88,321,305
SAST SA VCP Index Allocation Portfolio Class 3	8,624,350	6,112,938
SAST SA Wellington Capital Appreciation Portfolio Class 1	55,762	1,868,103
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,060,236	21,106,871
SAST SA Wellington Government and Quality Bond Portfolio Class 1	125,167	169,692
SAST SA Wellington Government and Quality Bond Portfolio Class 3	5,377,976	5,141,401
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,264	16,297
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	710,979	2,312,546
VALIC Company I International Equities Index Fund	3,182	38,815
VALIC Company I Mid Cap Index Fund	27,229	263,170
VALIC Company I Nasdaq-100 Index Fund	12,794	199,912
VALIC Company I Small Cap Index Fund	3,345	38,901
VALIC Company I Stock Index Fund	92,673	921,252

53

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2024, follows:

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	54,554	47.45	50.79	2,767,597	2.15	0.85	1.20	15.04	15.45
American Funds IS Asset Allocation Fund Class 4	278,587	18.96	19.42	5,394,565	2.19	0.95	1.20	14.72	15.01
American Funds IS Capital Income Builder Class 4	14,153	14.18	14.52	201,898	3.00	0.95	1.20	8.61	8.89
American Funds IS Capital World Bond Fund Class 4	11,377	8.63	8.85	98,295	1.87	0.95	1.20	-4.48	-4.24
American Funds IS Global Growth Fund Class 2	49,555	72.83	88.37	3,974,434	1.50	0.85	1.72	11.73	12.72
American Funds IS Global Growth Fund Class 4	20,960	21.83	22.36	457,992	1.46	0.95	1.20	12.03	12.31
American Funds IS Global Small Capitalization Fund Class 4	12,615	14.18	14.53	179,051	0.84	0.95	1.20	0.89	1.15
American Funds IS Growth Fund Class 2	56,345	113.07	137.19	6,819,834	0.32	0.85	1.72	29.37	30.51
American Funds IS Growth Fund Class 4	15,694	37.52	38.42	588,941	0.14	0.95	1.20	29.72	30.05
American Funds IS Growth-Income Fund Class 2	87,428	68.28	82.89	6,477,902	1.11	0.85	1.72	22.10	23.17
American Funds IS Growth-Income Fund Class 4	32,204	26.25	26.89	855,892	0.97	0.95	1.20	22.43	22.74
American Funds IS The Bond Fund of America Class 4	41,267		10.16	419,145	4.22		1.20		-0.23
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	—		15.55	—	0.00		1.10		1.31
BlackRock Global Allocation V.I. Fund Class III	—		14.69	—	0.09		1.40		11.36
Columbia VP Income Opportunities Fund Class 1	2,958	29.25	31.02	88,632	5.67	1.52	1.77	4.04	4.30
Columbia VP Large Cap Growth Fund Class 1	8,570	34.07	34.67	295,379	0.00	1.52	1.72	29.08	29.34
Columbia VP Limited Duration Credit Fund Class 2	—		10.59	—	0.00		1.10		0.94
FTVIP Franklin Allocation VIP Fund Class 2	190,454	17.04	20.36	3,497,935	2.12	0.85	1.90	7.09	8.22
FTVIP Franklin Income VIP Fund Class 2	852,926	18.11	21.68	16,948,099	5.31	0.85	1.90	5.18	6.29
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	4,678	14.78	15.15	69,655	1.73	0.95	1.20	3.40	3.66
FTVIP Franklin Rising Dividends VIP Fund Class 2	484	23.77	24.35	11,625	1.01	0.95	1.20	9.46	9.73
FTVIP Franklin Strategic Income VIP Fund Class 2	4,451	10.27	10.89	48,044	6.25	0.95	1.40	2.57	3.03
FTVIP Templeton Global Bond VIP Fund Class 2	5,198	7.17	7.35	37,545	0.00	0.95	1.20	-12.43	-12.21
Goldman Sachs VIT Government Money Market Fund Institutional Shares	13,919		10.51	146,253	5.01		1.40		3.70
Goldman Sachs VIT Government Money Market Fund Service Shares	2,853,320	9.85	10.70	29,388,752	4.89	0.95	1.90	2.93	3.91
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	—		9.91	—	0.00		1.40		3.01
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	—		12.77	—	0.00		1.10		2.98
Invesco V.I. American Franchise Fund Series II	189,227	52.74	59.56	10,988,294	0.00	0.85	1.90	32.02	33.42
Invesco V.I. American Value Fund Series II	3,328		19.94	66,352	0.78		1.20		28.54
Invesco V.I. Comstock Fund Series II	487,686	29.90	48.62	17,041,694	1.55	0.85	1.90	12.70	13.89
Invesco V.I. Equity and Income Fund Series II	9,281		17.30	160,531	1.62		1.20		10.57
Invesco V.I. Growth and Income Fund Series II	544,871	27.88	49.50	18,872,772	1.22	0.85	1.90	13.53	14.74
Lord Abbett Bond Debenture Portfolio Class VC	15,581	12.35	12.65	192,620	5.07	0.95	1.20	5.44	5.70
Lord Abbett Developing Growth Portfolio Class VC	4,388	19.24	19.71	84,494	0.10	0.95	1.20	20.71	21.02
Lord Abbett Fundamental Equity Portfolio Class VC	676		19.85	13,409	0.25		1.10		15.37
Lord Abbett Growth and Income Portfolio Class VC	281,002	25.22	40.93	8,516,856	0.86	0.85	1.90	18.32	19.58
Lord Abbett Mid Cap Stock Portfolio Class VC	3,496	37.35	40.01	137,035	0.50	0.85	1.20	13.52	13.92
Lord Abbett Short Duration Income Portfolio Class VC	20,355	10.66	10.96	219,051	3.74	1.10	1.40	3.67	3.98
Lord Abbett Total Return Portfolio Class VC	11,427	10.23	10.48	116,965	6.24	0.95	1.20	1.43	1.68
MFS VIT III Growth Allocation Portfolio Service Class	100,609	11.74	11.79	1,185,837	0.96	0.95	1.20	8.73	9.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—		14.87	—	4.01		1.10		15.14
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	—		12.95	—	4.04		1.40		4.39
PIMCO Dynamic Bond Portfolio Advisor Class	—		10.92	—	3.32		1.40		2.67
PIMCO Emerging Markets Bond Portfolio Advisor Class	49,564	9.87	10.19	496,543	6.46	0.95	1.55	5.76	6.40
PIMCO Total Return Portfolio Advisor Class	3,193,484	8.97	9.48	29,684,401	3.98	0.95	1.80	0.59	1.46
PVC Core Plus Bond Account Class 1	647		9.40	6,086	2.00		1.70		-0.81
PVC Diversified International Account Class 1	1,944	9.63	10.00	18,965	2.86	1.55	1.70	2.93	3.09
PVC Equity Income Account Class 2	4,625	29.47	30.52	140,250	1.49	1.55	1.70	13.27	13.44
PVC Government & High Quality Bond Account Class 1	45		7.10	322	3.09		1.70		-1.09
PVC Large Cap Growth Account I Class 1	155		20.28	3,153	0.00		1.55		23.20
PVC MidCap Account Class 2	23,236	49.09	50.64	1,144,803	0.05	1.55	1.70	17.95	18.13
PVC Principal Capital Appreciation Account Class 2	2,791	54.54	56.46	155,046	0.50	1.55	1.70	23.41	23.60
PVC SAM Balanced Portfolio Class 2	151,441	21.34	22.64	3,323,695	1.86	1.52	1.77	10.40	10.68
PVC SAM Conservative Balanced Portfolio Class 2	2,365		13.14	31,079	2.41		1.70		6.85
PVC SAM Conservative Growth Portfolio Class 2	22,213	25.59	26.95	594,795	1.29	1.55	1.77	12.92	13.17
PVC SAM Flexible Income Portfolio Class 2	5,860	13.30	13.77	78,134	2.87	1.55	1.70	4.63	4.78
PVC SAM Strategic Growth Portfolio Class 2	13,304	31.00	32.08	426,844	1.00	1.55	1.70	14.70	14.88
PVC Short-Term Income Account Class 1	3,625		7.74	28,060	3.42		1.55		3.47
PVC SmallCap Account Class 2	59		19.27	1,138	0.04		1.55		5.01
SST SA Allocation Balanced Portfolio Class 3	886,668	13.04	17.71	17,086,554	1.80	0.95	1.90	6.05	7.06
SST SA Allocation Growth Portfolio Class 3	1,255,284	16.24	24.36	32,176,906	1.21	0.85	1.90	11.55	12.73
SST SA Allocation Moderate Growth Portfolio Class 3	1,193,685	14.94	21.17	27,368,825	1.49	0.95	1.90	9.44	10.49
SST SA Allocation Moderate Portfolio Class 3	885,559	14.21	19.98	19,403,657	1.62	0.95	1.90	8.33	9.37
SST SA American Century Inflation Protection Portfolio Class 3	1,909,797	10.50	12.48	21,822,497	3.48	0.85	1.90	-0.35	0.71
SST SA Columbia Focused Value Portfolio Class 3	332		22.39	7,438	2.05		1.10		11.25
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	—		10.30	—	0.41		1.10		2.11
SST SA Multi-Managed International Equity Portfolio Class 3	—		14.41	—	0.00		1.40		10.12

54

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	1,587		32.37	51,367	0.00		1.10		32.97
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.80	9,027	0.00		1.10		21.55
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		20.10	6,774	0.84		1.10		12.57
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	630,963	18.95	19.91	12,212,789	1.49	0.95	1.55	17.06	17.76
SAST SA AB Growth Portfolio Class 1	144,537	23.39	209.22	23,412,285	0.00	1.40	1.52	23.36	23.51
SAST SA AB Growth Portfolio Class 3	539,867	55.69	60.05	43,345,034	0.00	0.85	1.90	22.58	23.88
SAST SA AB Small & Mid Cap Value Portfolio Class 3	579,586	30.39	34.63	21,478,074	0.42	0.85	1.90	7.42	8.56
SAST SA American Funds Asset Allocation Portfolio Class 3	4,884,215	22.17	25.22	136,648,886	1.81	1.00	1.90	13.99	15.02
SAST SA American Funds Global Growth Portfolio Class 3	543,667	27.74	33.63	19,791,999	0.56	1.10	1.90	11.11	12.01
SAST SA American Funds Growth Portfolio Class 3	1,047,265	49.44	55.08	63,253,956	0.07	1.00	1.90	28.82	29.99
SAST SA American Funds Growth-Income Portfolio Class 3	732,471	34.71	37.18	29,695,972	0.91	1.00	1.90	21.55	22.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	9,579,562	18.90	20.71	193,515,391	1.09	1.15	1.90	15.21	16.08
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	661,976	12.04	12.35	8,057,956	0.00	0.95	1.55	10.17	10.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	5,467,532	12.26	13.11	70,350,242	1.31	1.15	1.90	5.84	6.64
SAST SA Emerging Markets Equity Index Portfolio Class 3	155,042	9.43	9.81	1,486,727	1.83	0.95	1.55	3.93	4.56
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	36,395		32.64	1,188,030	3.46		1.52		0.80
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	3,310,605	16.63	28.89	63,686,205	3.17	0.85	1.90	0.13	1.19
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	185,564	14.04	14.65	2,646,745	0.11	0.80	1.55	5.91	6.71
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	13,393		49.31	660,427	2.23		1.52		6.33
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	362,898	15.52	64.40	8,214,126	1.90	0.85	1.90	5.58	6.70
SAST SA Fixed Income Index Portfolio Class 3	1,029,823	9.32	10.18	9,949,189	2.50	0.95	1.80	-0.96	-0.11
SAST SA Fixed Income Intermediate Index Portfolio Class 3	936,164	9.61	10.50	9,341,586	2.57	0.95	1.80	0.76	1.63
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	101,502	116.04	119.00	11,801,182	2.07	1.40	1.52	16.95	17.09
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	459,858	28.92	50.03	19,970,184	1.94	0.85	1.90	16.17	17.40
SAST SA Franklin Small Company Value Portfolio Class 3	471,263	26.23	29.23	13,103,136	0.74	0.85	1.90	9.56	10.72
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	52,832	18.81	19.20	1,005,199	0.52	1.15	1.55	28.07	28.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,918		55.66	1,220,012	1.32		1.52		18.54
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	280,901	42.04	71.04	13,047,070	1.06	0.85	1.90	17.79	19.04
SAST SA Franklin Tactical Opportunities Portfolio Class 3	622,270	14.28	14.63	9,006,355	0.14	0.95	1.55	10.82	11.49
SAST SA Global Index Allocation 60/40 Portfolio Class 3	938,910	12.92	13.45	12,339,185	1.93	0.95	1.55	6.94	7.59
SAST SA Global Index Allocation 75/25 Portfolio Class 3	738,620	13.61	14.17	10,246,226	1.35	0.95	1.55	8.53	9.19
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,897,713	14.27	14.85	27,595,090	1.36	0.95	1.55	9.87	10.53
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	639,898	14.15	14.52	9,175,295	4.52	0.95	1.55	11.65	12.32
SAST SA Index Allocation 60/40 Portfolio Class 3	1,910,951	15.16	15.74	30,568,351	1.22	0.95	1.55	10.28	10.94
SAST SA Index Allocation 80/20 Portfolio Class 3	4,246,467	16.80	17.97	77,849,939	1.12	0.95	1.55	13.08	13.77
SAST SA Index Allocation 90/10 Portfolio Class 3	7,517,670	17.48	19.03	145,856,130	1.13	0.95	1.55	14.29	14.98
SAST SA International Index Portfolio Class 3	248,026	11.71	12.18	2,961,726	2.56	1.00	1.55	1.26	1.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	8,706		18.18	158,256	0.00		1.52		14.66
SAST SA Invesco Growth Opportunities Portfolio Class 3	339,681	19.57	31.11	9,618,740	0.00	0.85	1.90	13.81	15.01
SAST SA Janus Focused Growth Portfolio Class 1	21,270		58.46	1,243,464	0.00		1.40		26.73
SAST SA Janus Focused Growth Portfolio Class 3	229,068	46.42	52.29	11,811,496	0.00	0.85	1.90	25.81	27.15
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	94,981		38.14	3,622,437	1.80		1.52		7.87
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	879,296	22.04	24.45	21,689,395	1.54	0.85	1.90	7.20	8.34
SAST SA JPMorgan Emerging Markets Portfolio Class 1	32,227		21.18	682,545	3.05		1.52		8.95
SAST SA JPMorgan Emerging Markets Portfolio Class 3	520,154	11.62	28.45	7,492,911	2.71	0.85	1.90	8.15	9.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	52,152		98.83	5,154,173	2.45		1.52		10.99
SAST SA JPMorgan Equity-Income Portfolio Class 3	632,659	29.80	34.85	21,332,209	2.19	0.85	1.90	10.34	11.51
SAST SA JPMorgan Global Equities Portfolio Class 1	17,092		56.06	958,266	1.40		1.52		19.79
SAST SA JPMorgan Global Equities Portfolio Class 3	151,995	23.07	26.95	4,236,618	1.17	0.95	1.90	19.08	20.23
SAST SA JPMorgan Large Cap Core Portfolio Class 1	20,904		76.24	1,593,728	0.38		1.52		21.94
SAST SA JPMorgan Large Cap Core Portfolio Class 3	290,810	35.78	52.79	11,988,588	0.17	0.85	1.90	21.17	22.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	17,861		29.30	523,367	3.73		1.52		0.60
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,576,350	12.77	21.78	53,003,900	3.47	0.85	1.90	-0.13	0.93
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	76,802		50.96	3,913,952	0.00		1.52		12.53
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	555,555	44.77	45.92	27,663,550	0.00	0.85	1.90	11.77	12.96
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	59,264	12.00	12.31	711,176	3.61	1.40	1.52	3.71	3.83
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,357,503	8.07	11.12	21,559,588	3.65	0.85	1.90	3.09	4.18
SAST SA Large Cap Growth Index Portfolio Class 3	294,230	24.18	25.08	7,254,607	0.45	1.00	1.55	33.22	33.96
SAST SA Large Cap Index Portfolio Class 3	510,375	22.39	23.05	11,678,853	1.14	1.15	1.55	22.45	22.94
SAST SA Large Cap Value Index Portfolio Class 3	398,596	17.78	18.26	7,211,729	0.94	1.15	1.55	9.91	10.35
SAST SA MFS Blue Chip Growth Portfolio Class 1	40,386		32.75	1,322,632	0.09		1.52		33.69
SAST SA MFS Blue Chip Growth Portfolio Class 3	299,227	33.93	48.90	15,112,113	0.00	0.85	1.90	32.84	34.24
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	29,443		93.12	2,741,792	1.05		1.52		17.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	267,984	38.07	46.95	12,736,262	0.77	0.85	1.90	17.09	18.33
SAST SA MFS Total Return Portfolio Class 1	46,137	61.43	63.00	2,844,724	2.42	1.40	1.52	6.01	6.13
SAST SA MFS Total Return Portfolio Class 3	571,196	20.83	37.65	15,040,256	2.18	0.85	1.90	5.32	6.44
SAST SA Mid Cap Index Portfolio Class 3	449,709	16.36	17.02	7,504,480	0.99	1.00	1.55	11.52	12.13
SAST SA Morgan Stanley International Equities Portfolio Class 1	52,938		18.38	973,170	1.88		1.52		1.45
SAST SA Morgan Stanley International Equities Portfolio Class 3	405,955	12.36	13.35	6,065,709	1.54	0.85	1.90	0.72	1.79
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	20,155		18.40	370,895	2.31		1.52		-2.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,830,040	9.24	14.77	19,336,532	2.19	0.85	1.90	-3.46	-2.43
SAST SA PIMCO RAE International Value Portfolio Class 3	994,308	10.86	13.03	13,983,022	3.46	0.85	1.90	-0.17	0.89
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	5,932,390	13.21	14.40	90,798,715	4.19	1.00	1.90	6.90	7.87

55

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 1	25,222		42.20	1,064,316	6.88		1.52		6.00
SAST SA PineBridge High-Yield Bond Portfolio Class 3	365,274	18.60	32.39	8,094,863	6.55	0.85	1.90	5.20	6.31
SAST SA Putnam International Growth and Income Portfolio Class 1	69,889	22.85	23.43	1,602,915	3.38	1.40	1.52	4.14	4.27
SAST SA Putnam International Growth and Income Portfolio Class 3	380,601	11.99	19.74	6,120,017	3.05	0.85	1.90	3.47	4.56
SAST SA Schroders VCP Global Allocation Portfolio Class 3	3,437,734	13.38	14.31	48,280,228	1.65	1.15	1.90	9.44	10.27
SAST SA Small Cap Index Portfolio Class 3	470,670	13.72	14.28	6,587,784	0.90	1.00	1.55	8.95	9.56
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,487,188	16.27	16.55	57,788,411	1.02	0.95	1.55	12.22	12.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	7,665,107	15.94	17.36	128,442,285	1.88	0.95	1.90	11.18	12.24
SAST SA VCP Dynamic Allocation Portfolio Class 3	36,285,405	17.95	20.29	693,719,782	1.39	0.95	1.90	11.41	12.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	28,198,547	16.90	17.32	519,349,636	1.35	0.95	1.90	10.50	11.56
SAST SA VCP Index Allocation Portfolio Class 3	5,017,661	14.53	15.12	74,095,003	1.66	1.00	1.55	14.07	14.70
SAST SA Wellington Capital Appreciation Portfolio Class 1	43,604	320.81	668.92	14,537,734	0.00	1.40	1.52	39.61	39.78
SAST SA Wellington Capital Appreciation Portfolio Class 3	908,175	71.26	111.87	81,029,683	0.00	0.85	1.90	38.73	40.21
SAST SA Wellington Government and Quality Bond Portfolio Class 1	52,849	20.11	47.52	1,146,832	3.92	1.40	1.52	-0.46	-0.34
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,269,562	10.45	17.05	29,049,244	3.63	0.85	1.90	-1.01	0.04
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,961		92.64	181,653	1.27		1.40		11.47
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	782,747	15.10	15.86	12,078,446	1.08	0.95	1.55	10.93	11.60
VALIC Company I International Equities Index Fund	6,002	13.55	13.73	81,926	2.41	1.10	1.40	1.69	2.00
VALIC Company I Mid Cap Index Fund	10,361	21.13	23.14	236,315	1.90	1.10	1.40	11.92	12.26
VALIC Company I Nasdaq-100 Index Fund	1,668		48.57	81,015	0.55		1.10		23.90
VALIC Company I Small Cap Index Fund	6,830	17.80	20.24	128,535	1.39	1.10	1.40	9.66	9.99
VALIC Company I Stock Index Fund	23,436	28.84	31.07	708,947	1.51	1.10	1.40	22.92	23.29

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	61,096	41.24	43.99	2,685,012	2.18	0.85	1.20	12.91	13.30
American Funds IS Asset Allocation Fund Class 4	221,266	16.53	16.88	3,724,150	2.20	0.95	1.20	12.67	12.95
American Funds IS Capital Income Builder Class 4	24,056	12.93	13.34	317,128	3.04	0.95	1.40	7.25	7.73
American Funds IS Capital World Bond Fund Class 4	11,427	9.04	9.24	103,366	0.00	0.95	1.20	4.64	4.90
American Funds IS Global Growth Fund Class 2	62,397	65.18	78.40	4,435,211	0.89	0.85	1.72	20.52	21.57
American Funds IS Global Growth Fund Class 4	20,792	19.49	19.91	405,502	0.71	0.95	1.20	20.84	21.14
American Funds IS Global Small Capitalization Fund Class 4	12,428	14.06	14.36	174,839	0.03	0.95	1.20	14.41	14.69
American Funds IS Growth Fund Class 2	70,655	87.40	105.12	6,576,898	0.37	0.85	1.72	36.13	37.31
American Funds IS Growth Fund Class 4	9,382	28.92	29.55	271,427	0.18	0.95	1.20	36.50	36.84
American Funds IS Growth-Income Fund Class 2	104,629	55.92	67.29	6,306,710	1.36	0.85	1.72	23.99	25.07
American Funds IS Growth-Income Fund Class 4	32,262	21.44	21.91	699,414	1.19	0.95	1.20	24.33	24.64
American Funds IS The Bond Fund of America Class 4	36,329		10.18	369,858	3.38		1.20		3.48
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,369		15.35	51,720	1.90		1.10		14.06
BlackRock Global Allocation V.I. Fund Class III	894		13.19	11,793	2.54		1.40		10.93
Columbia VP Income Opportunities Fund Class 1	2,878	28.11	29.74	82,798	5.90	1.52	1.77	9.61	9.88
Columbia VP Large Cap Growth Fund Class 1	11,218	26.39	26.80	299,402	0.00	1.52	1.72	40.73	41.01
Columbia VP Limited Duration Credit Fund Class 2	2,090		10.49	21,924	3.11		1.10		5.50
FTVIP Franklin Allocation VIP Fund Class 2	228,677	15.91	18.82	3,913,838	1.41	0.85	1.90	12.46	13.64
FTVIP Franklin Income VIP Fund Class 2	963,210	17.22	20.39	18,096,692	5.19	0.85	1.90	6.58	7.71
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	5,099	14.30	14.61	73,319	3.71	0.95	1.20	18.88	19.18
FTVIP Franklin Rising Dividends VIP Fund Class 2	471	21.72	22.19	10,318	0.96	0.95	1.20	10.74	11.02
FTVIP Franklin Strategic Income VIP Fund Class 2	10,136	10.01	10.57	106,295	6.06	0.95	1.40	6.68	7.16
FTVIP Templeton Global Bond VIP Fund Class 2	4,492	8.19	8.37	37,020	0.00	0.95	1.20	1.66	1.91
Goldman Sachs VIT Government Money Market Fund Institutional Shares	14,222		10.13	144,096	6.32		1.40		3.59
Goldman Sachs VIT Government Money Market Fund Service Shares	2,794,324	9.57	10.18	27,840,172	4.60	1.10	1.90	2.82	3.64
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	17,010	9.62	10.08	171,040	6.18	1.10	1.40	6.04	6.36
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		12.40	43,449	1.75		1.10		14.31
Invesco V.I. American Franchise Fund Series II	209,595	39.95	44.64	9,146,425	0.00	0.85	1.90	37.96	39.41
Invesco V.I. American Value Fund Series II	3,645		15.51	56,545	0.37		1.20		13.92
Invesco V.I. Comstock Fund Series II	531,104	26.53	42.69	16,366,545	1.55	0.85	1.90	9.99	11.15
Invesco V.I. Equity and Income Fund Series II	9,510		15.64	148,773	1.72		1.20		8.93
Invesco V.I. Growth and Income Fund Series II	639,048	24.56	43.14	19,340,715	1.28	0.85	1.90	10.30	11.46
Lord Abbett Bond Debenture Portfolio Class VC	19,824	11.71	11.97	232,927	5.50	0.95	1.20	5.28	5.55
Lord Abbett Developing Growth Portfolio Class VC	10,248	15.94	16.29	163,405	0.00	0.95	1.20	6.89	7.15
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.20	64,239	0.59		1.10		13.38
Lord Abbett Growth and Income Portfolio Class VC	330,798	21.32	34.23	8,454,255	0.93	0.85	1.90	11.06	12.23
Lord Abbett Mid Cap Stock Portfolio Class VC	3,195	32.90	35.12	111,103	0.47	0.85	1.20	14.05	14.44
Lord Abbett Short Duration Income Portfolio Class VC	28,957	10.29	10.54	300,367	4.40	1.10	1.40	3.59	3.90
Lord Abbett Total Return Portfolio Class VC	5,767	10.09	10.31	58,219	6.59	0.95	1.20	5.07	5.33
MFS VIT III Growth Allocation Portfolio Service Class	18,153		10.81	196,306	1.90		0.95		13.94
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,774	12.49	12.91	22,364	2.77	1.10	1.40	2.82	3.13
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	748		12.41	9,279	0.00		1.40		13.41
PIMCO Dynamic Bond Portfolio Advisor Class	466		10.64	4,961	3.44		1.40		5.51
PIMCO Emerging Markets Bond Portfolio Advisor Class	63,714	9.34	9.58	602,657	5.63	0.95	1.55	9.30	9.96
PIMCO Total Return Portfolio Advisor Class	2,921,151	8.92	9.35	26,844,665	3.39	0.95	1.80	3.94	4.83

56

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Core Plus Bond Account Class 1	1,455		9.48	13,790	2.78		1.70		3.57
PVC Diversified International Account Class 1	2,444	9.36	9.70	23,264	1.29	1.55	1.70	15.47	15.65
PVC Equity Income Account Class 2	8,266	26.02	26.90	220,408	1.75	1.55	1.70	9.06	9.22
PVC Government & High Quality Bond Account Class 1	45		7.18	326	2.18		1.70		2.88
PVC Large Cap Growth Account I Class 1	184		16.46	3,033	0.00		1.55		38.19
PVC MidCap Account Class 2	22,527	41.62	42.87	941,014	0.00	1.55	1.70	23.63	23.81
PVC Principal Capital Appreciation Account Class 2	4,295	44.19	45.68	192,864	0.64	1.55	1.70	22.75	22.93
PVC SAM Balanced Portfolio Class 2	175,520	19.33	20.46	3,483,099	2.20	1.52	1.77	13.63	13.91
PVC SAM Conservative Balanced Portfolio Class 2	2,368		12.30	29,116	2.62		1.70		9.92
PVC SAM Conservative Growth Portfolio Class 2	23,768	22.66	23.81	562,777	1.54	1.55	1.77	16.97	17.22
PVC SAM Flexible Income Portfolio Class 2	5,861	12.72	13.14	74,683	2.96	1.55	1.70	7.37	7.53
PVC SAM Strategic Growth Portfolio Class 2	15,422	27.03	27.93	429,386	1.21	1.55	1.70	19.53	19.71
PVC Short-Term Income Account Class 1	3,498		7.48	26,170	1.83		1.55		3.98
PVC SmallCap Account Class 2	442		18.35	8,107	0.05		1.55		13.62
SST SA Allocation Balanced Portfolio Class 3	998,525	12.18	16.70	18,054,399	2.36	0.95	1.90	9.32	10.36
SST SA Allocation Growth Portfolio Class 3	1,316,204	14.40	21.84	30,260,175	2.31	0.85	1.90	14.99	16.20
SST SA Allocation Moderate Growth Portfolio Class 3	1,250,593	13.52	19.35	26,284,396	2.43	0.95	1.90	12.89	13.96
SST SA Allocation Moderate Portfolio Class 3	990,946	12.99	18.44	19,892,633	2.41	0.95	1.90	11.56	12.62
SST SA American Century Inflation Protection Portfolio Class 3	2,013,421	10.54	12.39	22,924,771	4.79	0.85	1.90	1.35	2.41
SST SA Columbia Focused Value Portfolio Class 3	332		20.13	6,685	1.27		1.10		4.19
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	10,218	9.73	10.09	101,290	1.81	1.10	1.40	4.55	4.86
SST SA Multi-Managed International Equity Portfolio Class 3	3,054	13.09	13.26	40,247	2.11	1.10	1.40	14.23	14.58
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	1,867		24.34	45,434	0.00		1.10		35.52
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		22.05	7,426	0.00		1.10		19.72
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.86	6,018	0.91		1.10		12.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	569,597	16.19	16.66	9,382,915	1.59	1.15	1.55	18.77	19.25
SAST SA AB Growth Portfolio Class 1	157,927	18.94	169.61	20,624,941	0.00	1.40	1.52	33.00	33.16
SAST SA AB Growth Portfolio Class 3	553,749	44.95	48.99	37,108,304	0.00	0.85	1.90	32.18	33.57
SAST SA AB Small & Mid Cap Value Portfolio Class 3	638,667	28.29	31.89	21,952,750	0.68	0.85	1.90	14.42	15.62
SAST SA American Funds Asset Allocation Portfolio Class 3	5,385,628	19.27	22.12	131,377,406	2.47	1.00	1.90	11.77	12.77
SAST SA American Funds Global Growth Portfolio Class 3	599,740	24.77	30.27	19,532,625	0.71	1.10	1.90	20.06	21.02
SAST SA American Funds Growth Portfolio Class 3	1,129,460	37.63	42.75	52,603,252	1.45	1.10	1.90	35.41	36.50
SAST SA American Funds Growth-Income Portfolio Class 3	796,567	28.30	30.59	26,367,914	2.26	1.00	1.90	23.49	24.60
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	10,945,468	15.95	17.85	190,827,437	1.77	1.15	2.15	13.12	14.26
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	653,922	10.93	11.15	7,205,813	2.08	0.95	1.55	11.36	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,002,610	11.58	12.29	72,566,518	0.69	1.15	1.90	9.94	10.77
SAST SA Emerging Markets Equity Index Portfolio Class 3	154,337	9.07	9.39	1,420,620	2.51	0.95	1.55	7.08	7.72
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	34,727		32.38	1,124,598	3.50		1.52		6.43
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	3,104,329	16.61	28.55	59,494,605	3.43	0.85	1.90	5.73	6.84
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	179,945	13.26	13.73	2,416,530	0.20	0.80	1.55	25.14	26.08
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	14,656		46.38	679,688	1.98		1.52		12.30
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	412,043	14.70	60.36	8,787,359	2.04	0.85	1.90	11.72	12.89
SAST SA Fixed Income Index Portfolio Class 3	1,021,280	9.41	10.19	9,912,937	2.18	0.95	1.80	3.61	4.49
SAST SA Fixed Income Intermediate Index Portfolio Class 3	832,610	9.54	9.93	8,197,698	1.64	1.15	1.80	2.94	3.61
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	127,942	99.22	101.64	12,713,530	2.37	1.40	1.52	5.77	5.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	528,677	24.89	42.62	19,706,436	2.18	0.85	1.90	5.16	6.27
SAST SA Franklin Small Company Value Portfolio Class 3	512,774	23.94	26.40	12,930,014	0.26	0.85	1.90	10.58	11.74
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	53,311	14.68	14.94	790,356	1.35	1.15	1.55	19.35	19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	23,023		46.96	1,081,123	1.80		1.52		6.74
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	340,198	35.69	59.67	13,199,495	1.53	0.85	1.90	6.02	7.14
SAST SA Franklin Tactical Opportunities Portfolio Class 3	604,948	12.88	13.13	7,888,650	1.63	0.95	1.55	13.80	14.48
SAST SA Global Index Allocation 60/40 Portfolio Class 3	984,074	12.08	12.50	12,060,792	1.52	0.95	1.55	11.81	12.48
SAST SA Global Index Allocation 75/25 Portfolio Class 3	724,865	12.54	12.94	9,239,523	1.53	1.00	1.55	13.85	14.47
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,931,420	12.99	13.44	25,483,133	1.70	0.95	1.55	16.04	16.74
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	662,664	12.68	12.92	8,497,450	0.96	0.95	1.55	14.80	15.49
SAST SA Index Allocation 60/40 Portfolio Class 3	2,021,376	13.67	14.27	29,272,171	1.42	0.95	1.55	13.29	13.97
SAST SA Index Allocation 80/20 Portfolio Class 3	4,696,448	15.89	16.50	75,946,706	1.56	1.00	1.55	16.56	17.20
SAST SA Index Allocation 90/10 Portfolio Class 3	7,668,380	15.20	16.65	129,911,710	1.64	0.95	1.55	18.26	18.97
SAST SA International Index Portfolio Class 3	208,422	11.56	11.85	2,448,822	2.63	1.15	1.55	15.35	15.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	17,321		15.85	274,600	0.00		1.52		10.81
SAST SA Invesco Growth Opportunities Portfolio Class 3	379,181	17.01	27.34	9,318,520	0.00	0.85	1.90	10.31	11.47
SAST SA Janus Focused Growth Portfolio Class 1	20,729		46.13	956,283	0.00		1.40		37.40
SAST SA Janus Focused Growth Portfolio Class 3	252,522	36.90	41.13	10,282,911	0.00	0.85	1.90	36.38	37.81
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	99,615		35.36	3,522,119	1.49		1.52		13.70
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	972,865	20.56	22.56	22,293,973	1.34	0.85	1.90	12.95	14.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	40,027		19.44	778,092	3.84		1.52		8.63
SAST SA JPMorgan Emerging Markets Portfolio Class 3	559,115	10.75	26.03	7,431,401	3.76	0.85	1.90	8.07	9.21
SAST SA JPMorgan Equity-Income Portfolio Class 1	58,666		89.05	5,223,973	2.32		1.52		3.11
SAST SA JPMorgan Equity-Income Portfolio Class 3	704,560	27.01	31.25	21,395,852	2.33	0.85	1.90	2.44	3.52
SAST SA JPMorgan Global Equities Portfolio Class 1	20,006		46.80	936,289	1.36		1.52		21.97
SAST SA JPMorgan Global Equities Portfolio Class 3	153,609	19.38	22.41	3,632,776	1.21	0.95	1.90	21.15	22.30
SAST SA JPMorgan Large Cap Core Portfolio Class 1	23,637		62.52	1,477,839	0.76		1.52		25.56
SAST SA JPMorgan Large Cap Core Portfolio Class 3	294,427	29.53	43.11	10,008,498	0.51	0.85	1.90	24.74	26.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	20,508		29.13	597,384	2.75		1.52		4.94

57

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,623,925	12.79	21.58	53,489,425	2.69	0.85	1.90	4.46	5.56
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	83,983		45.29	3,803,420	0.00		1.52		21.48
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	575,689	39.64	41.08	25,433,832	0.00	0.85	1.90	20.74	22.01
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	80,509	11.57	11.85	932,311	1.14	1.40	1.52	3.06	3.18
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,497,777	7.83	10.67	21,976,317	0.96	0.85	1.90	2.43	3.51
SAST SA Large Cap Growth Index Portfolio Class 3	260,461	18.15	18.57	4,799,400	0.33	1.15	1.55	27.07	27.58
SAST SA Large Cap Index Portfolio Class 3	537,312	18.28	18.75	10,016,169	1.29	1.15	1.55	23.69	24.18
SAST SA Large Cap Value Index Portfolio Class 3	373,144	16.17	16.55	6,125,523	1.49	1.15	1.55	19.62	20.10
SAST SA MFS Blue Chip Growth Portfolio Class 1	39,653		24.50	971,358	0.59		1.52		38.96
SAST SA MFS Blue Chip Growth Portfolio Class 3	341,708	25.27	36.81	12,679,887	0.30	0.85	1.90	38.21	39.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	32,619		79.03	2,577,741	0.86		1.52		17.26
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	315,646	32.52	39.68	12,765,384	0.60	0.85	1.90	16.51	17.74
SAST SA MFS Total Return Portfolio Class 1	51,485	57.95	59.36	2,993,119	1.93	1.40	1.52	8.65	8.78
SAST SA MFS Total Return Portfolio Class 3	623,741	19.78	35.37	15,311,661	1.71	0.85	1.90	7.99	9.12
SAST SA Mid Cap Index Portfolio Class 3	408,818	14.67	15.04	6,100,504	1.11	1.15	1.55	13.95	14.40
SAST SA Morgan Stanley International Equities Portfolio Class 1	60,479		18.12	1,095,884	1.53		1.52		14.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	419,153	12.27	13.12	6,198,604	1.32	0.85	1.90	14.17	15.37
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	21,314		18.95	403,996	0.00		1.52		2.71
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,893,905	9.57	15.14	20,545,017	0.00	0.85	1.90	2.10	3.17
SAST SA PIMCO RAE International Value Portfolio Class 3	1,070,763	10.88	12.92	14,937,995	4.03	0.85	1.90	15.12	16.33
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	6,746,204	12.25	13.48	96,086,562	4.03	1.00	1.90	9.69	10.67
SAST SA PineBridge High-Yield Bond Portfolio Class 1	28,033		39.81	1,115,982	6.28		1.52		14.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	398,830	17.68	30.47	8,316,090	6.08	0.85	1.90	13.56	14.76
SAST SA Putnam International Growth and Income Portfolio Class 1	76,980	21.94	22.47	1,694,478	2.60	1.40	1.52	17.68	17.82
SAST SA Putnam International Growth and Income Portfolio Class 3	393,128	11.58	18.88	6,137,082	2.20	0.85	1.90	16.94	18.17
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,052,842	12.23	12.98	51,720,238	1.25	1.15	1.90	13.09	13.94
SAST SA Small Cap Index Portfolio Class 3	450,627	12.60	12.92	5,772,869	0.83	1.15	1.55	14.18	14.64
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,627,679	14.50	14.66	53,418,372	0.95	0.95	1.55	17.28	17.99
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,855,579	14.34	15.46	132,689,596	1.62	0.95	1.90	14.10	15.19
SAST SA VCP Dynamic Allocation Portfolio Class 3	41,578,385	15.64	18.04	709,931,107	2.14	0.95	2.15	11.09	12.42
SAST SA VCP Dynamic Strategy Portfolio Class 3	32,504,266	15.15	15.24	539,044,404	2.41	0.95	2.15	9.71	11.03
SAST SA VCP Index Allocation Portfolio Class 3	5,111,200	12.73	13.18	66,011,787	1.41	1.00	1.55	14.11	14.74
SAST SA Wellington Capital Appreciation Portfolio Class 1	49,192	229.78	478.54	11,706,529	0.00	1.40	1.52	37.60	37.76
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,069,484	51.36	79.79	68,343,266	0.00	0.85	1.90	36.68	38.12
SAST SA Wellington Government and Quality Bond Portfolio Class 1	56,371	20.20	47.68	1,223,723	2.18	1.40	1.52	3.49	3.62
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,294,731	10.56	17.05	29,599,518	2.00	0.85	1.90	2.81	3.89
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,120		83.11	176,157	1.46		1.40		13.52
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	888,636	13.61	14.21	12,317,534	1.37	0.95	1.55	13.08	13.76
VALIC Company I International Equities Index Fund	8,661	13.32	13.46	116,209	2.49	1.10	1.40	15.63	15.97
VALIC Company I Mid Cap Index Fund	22,332	18.88	20.61	452,852	1.25	1.10	1.40	14.33	14.68
VALIC Company I Nasdaq-100 Index Fund	6,168	36.34	39.20	241,010	0.35	1.10	1.40	52.36	52.81
VALIC Company I Small Cap Index Fund	8,761	16.23	18.41	152,510	1.59	1.10	1.40	14.74	15.09
VALIC Company I Stock Index Fund	53,392	23.47	25.20	1,330,251	1.28	1.10	1.40	24.06	24.43

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	65,190	36.53	38.83	2,528,763	1.79	0.85	1.20	-14.44	-14.14
American Funds IS Asset Allocation Fund Class 4	165,294	14.67	14.95	2,461,328	1.81	0.95	1.20	-14.69	-14.48
American Funds IS Capital Income Builder Class 4	13,560	12.06	12.38	165,414	2.34	0.95	1.40	-8.66	-8.25
American Funds IS Capital World Bond Fund Class 4	7,747	8.64	8.81	66,985	0.25	0.95	1.20	-18.82	-18.62
American Funds IS Global Growth Fund Class 2	71,019	54.08	64.49	4,175,390	0.59	0.85	1.72	-26.02	-25.38
American Funds IS Global Growth Fund Class 4	20,807	16.13	16.43	335,809	0.40	0.95	1.20	-25.81	-25.63
American Funds IS Global Small Capitalization Fund Class 4	7,698	12.29	12.52	94,706	0.00	0.95	1.20	-30.53	-30.35
American Funds IS Growth Fund Class 2	78,889	64.21	76.56	5,384,549	0.29	0.85	1.72	-31.13	-30.53
American Funds IS Growth Fund Class 4	8,503	21.19	21.59	180,235	0.10	0.95	1.20	-30.95	-30.77
American Funds IS Growth-Income Fund Class 2	114,106	45.10	53.80	5,531,990	1.18	0.85	1.72	-17.91	-17.20
American Funds IS Growth-Income Fund Class 4	32,371	17.25	17.58	563,715	1.02	0.95	1.20	-17.70	-17.49
American Funds IS The Bond Fund of America Class 4	32,204		9.84	316,838	2.61		1.20		-13.79
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,369		13.46	45,345	1.37		1.10		-15.96
BlackRock Global Allocation V.I. Fund Class III	894		11.89	10,631	0.00		1.40		-17.24
Columbia VP Income Opportunities Fund Class 1	3,629	25.65	27.07	95,598	5.10	1.52	1.77	-11.59	-11.37
Columbia VP Large Cap Growth Fund Class 1	14,737	18.75	19.01	279,235	0.00	1.52	1.72	-32.55	-32.42
Columbia VP Limited Duration Credit Fund Class 2	1,932		9.94	19,212	0.48		1.10		-7.38
FTVIP Franklin Allocation VIP Fund Class 2	233,309	14.15	16.56	3,532,066	1.61	0.85	1.90	-17.58	-16.71
FTVIP Franklin Income VIP Fund Class 2	967,982	16.15	18.93	16,958,428	4.84	0.85	1.90	-7.25	-6.27
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,745	12.03	12.26	21,135	0.93	0.95	1.20	-5.88	-5.65
FTVIP Franklin Rising Dividends VIP Fund Class 2	581	19.61	19.99	11,464	0.78	0.95	1.20	-11.64	-11.41
FTVIP Franklin Strategic Income VIP Fund Class 2	4,547	9.39	9.87	44,207	3.33	0.95	1.40	-11.99	-11.59
FTVIP Templeton Global Bond VIP Fund Class 2	695		8.06	5,596	0.00		1.20		-6.08
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,640		9.78	74,729	1.56		1.40		0.17

58

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Goldman Sachs VIT Government Money Market Fund Service Shares	2,789,638	9.31	9.98	26,890,700	1.59	0.85	1.90	-0.53	0.52
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,694	9.07	9.47	176,119	5.79	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		10.85	38,009	0.00		1.10		-20.05
Invesco V.I. American Franchise Fund Series II	203,667	28.95	32.02	6,382,284	0.00	0.85	1.90	-32.59	-31.88
Invesco V.I. American Value Fund Series II	3,814		13.62	51,940	0.46		1.20		-4.02
Invesco V.I. Balanced-Risk Allocation Fund Series II	—		13.16	—	0.00		1.10		-7.33
Invesco V.I. Comstock Fund Series II	569,204	24.12	38.41	15,866,821	1.42	0.85	1.90	-1.05	-0.01
Invesco V.I. Equity and Income Fund Series II	9,520		14.36	136,730	1.39		1.20		-8.81
Invesco V.I. Growth and Income Fund Series II	701,562	22.27	38.71	19,170,431	1.25	0.85	1.90	-7.77	-6.80
Lord Abbett Bond Debenture Portfolio Class VC	17,314	11.13	11.34	192,738	4.36	0.95	1.20	-13.84	-13.62
Lord Abbett Developing Growth Portfolio Class VC	10,253	14.91	15.20	152,931	0.00	0.95	1.20	-36.75	-36.59
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		15.17	56,656	1.04		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	342,142	19.19	30.50	7,886,485	1.25	0.85	1.90	-11.14	-10.20
Lord Abbett Mid Cap Stock Portfolio Class VC	3,279	28.85	30.69	99,789	0.74	0.85	1.20	-12.27	-11.96
Lord Abbett Short Duration Income Portfolio Class VC	30,728	9.64	10.14	306,236	2.73	1.10	1.70	-6.66	-6.10
Lord Abbett Total Return Portfolio Class VC	1,662	9.60	9.79	15,990	3.34	0.95	1.20	-15.07	-14.86
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,541	11.29	12.52	65,108	2.64	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,115		10.94	23,146	0.00		1.40		-12.51
PIMCO All Asset Portfolio Advisor Class	—		11.31	—	4.73		1.40		-17.96
PIMCO Dynamic Bond Portfolio Advisor Class	1,451		10.08	14,630	2.59		1.40		-7.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	52,363	8.54	8.71	451,442	4.52	0.95	1.55	-17.09	-16.60
PIMCO Total Return Portfolio Advisor Class	2,279,484	8.58	8.92	20,052,424	2.46	0.95	1.80	-15.91	-15.19
PVC Core Plus Bond Account Class 1	1,663		9.15	15,221	2.90		1.70		-15.57
PVC Diversified International Account Class 1	2,444	8.10	8.39	20,132	2.42	1.55	1.70	-21.35	-21.23
PVC Equity Income Account Class 2	10,226	23.86	24.63	249,916	1.65	1.55	1.70	-12.22	-12.09
PVC Government & High Quality Bond Account Class 1	46		6.98	317	1.46		1.70		-13.29
PVC Large Cap Growth Account I Class 1	215		11.91	2,562	0.00		1.55		-35.17
PVC MidCap Account Class 2	22,727	33.66	34.63	767,833	0.00	1.55	1.70	-24.46	-24.34
PVC Principal Capital Appreciation Account Class 2	4,812	36.00	37.16	175,633	0.58	1.55	1.70	-18.02	-17.90
PVC SAM Balanced Portfolio Class 2	190,047	17.01	17.96	3,312,341	1.95	1.52	1.77	-17.76	-17.55
PVC SAM Conservative Balanced Portfolio Class 2	2,371		11.19	26,519	2.14		1.70		-16.13
PVC SAM Conservative Growth Portfolio Class 2	27,531	19.38	20.31	556,511	1.77	1.55	1.77	-19.41	-19.23
PVC SAM Flexible Income Portfolio Class 2	6,374	11.84	12.22	75,814	2.54	1.55	1.70	-14.83	-14.70
PVC SAM Strategic Growth Portfolio Class 2	15,439	22.61	23.33	359,124	1.83	1.55	1.70	-20.34	-20.22
PVC Short-Term Income Account Class 1	3,630	6.98	7.19	26,065	1.12	1.55	1.70	-5.07	-4.93
PVC SmallCap Account Class 2	454		16.15	7,325	0.00		1.55		-22.10
SST SA Allocation Balanced Portfolio Class 3	922,390	11.04	15.28	15,146,385	2.65	0.95	1.90	-17.09	-16.30
SST SA Allocation Growth Portfolio Class 3	1,141,337	12.34	18.66	22,883,622	2.60	0.95	1.95	-19.10	-18.29
SST SA Allocation Moderate Growth Portfolio Class 3	1,183,327	11.86	17.14	22,005,598	2.87	0.95	1.90	-18.30	-17.53
SST SA Allocation Moderate Portfolio Class 3	930,338	11.54	16.53	16,621,287	2.87	0.95	1.90	-17.85	-17.07
SST SA American Century Inflation Protection Portfolio Class 3	1,980,049	10.40	12.10	22,109,688	2.27	0.85	1.90	-12.81	-11.89
SST SA Columbia Focused Value Portfolio Class 3	332		19.32	6,417	1.50		1.10		-3.09
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,784	9.31	9.62	131,061	1.76	1.10	1.40	-15.68	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	3,060	11.46	11.57	35,251	1.88	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,220		17.96	39,866	0.00		1.10		-38.70
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		18.42	6,203	0.00		1.10		-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		15.85	5,340	0.51		1.10		-10.00
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	558,274	13.63	13.97	7,726,966	1.13	1.15	1.55	-18.66	-18.33
SAST SA AB Growth Portfolio Class 1	173,625	14.22	127.52	16,716,898	0.00	1.40	1.52	-29.68	-29.60
SAST SA AB Growth Portfolio Class 3	565,244	33.65	37.06	30,254,235	0.00	0.85	1.90	-30.12	-29.39
SAST SA AB Small & Mid Cap Value Portfolio Class 3	682,189	24.69	27.59	20,476,203	0.80	0.85	1.95	-17.59	-16.68
SAST SA American Funds Asset Allocation Portfolio Class 3	5,515,313	19.79	22.32	119,657,070	1.79	1.15	1.90	-15.21	-14.57
SAST SA American Funds Global Growth Portfolio Class 3	672,171	20.47	25.21	18,117,198	0.00	1.10	1.90	-26.38	-25.79
SAST SA American Funds Growth Portfolio Class 3	1,141,543	27.57	31.57	38,965,533	0.51	1.10	1.90	-31.40	-30.85
SAST SA American Funds Growth-Income Portfolio Class 3	818,722	22.50	24.73	21,781,054	0.86	1.10	1.95	-18.35	-17.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,848,995	14.10	15.62	181,156,486	0.92	1.15	2.15	-18.94	-18.13
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	566,841	9.82	9.95	5,592,262	1.99	0.95	1.55	-17.28	-16.79
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,345,855	10.53	11.09	69,392,712	0.00	1.15	1.90	-19.26	-18.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	139,298	8.47	8.71	1,193,803	1.70	0.95	1.55	-21.77	-21.30
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	36,672		30.43	1,115,789	3.39		1.52		-15.57
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,876,328	15.71	26.72	52,067,831	3.34	0.85	1.90	-16.11	-15.23
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	165,929	10.59	10.89	1,775,043	0.00	0.80	1.55	-27.85	-27.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,670		41.30	729,714	0.92		1.52		-28.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	446,444	13.16	53.47	8,512,762	0.66	0.85	1.90	-28.54	-27.78
SAST SA Fixed Income Index Portfolio Class 3	881,489	9.09	9.75	8,210,158	1.68	0.95	1.80	-14.63	-13.90
SAST SA Fixed Income Intermediate Index Portfolio Class 3	615,089	9.26	9.58	5,843,815	1.20	1.15	1.80	-9.10	-8.51
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	138,278	93.81	95.98	12,992,823	1.68	1.40	1.52	-2.83	-2.71
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	556,652	23.67	40.10	19,996,829	1.48	0.85	1.90	-3.45	-2.43
SAST SA Franklin Small Company Value Portfolio Class 3	505,866	21.65	23.63	11,464,076	0.42	0.85	1.90	-12.36	-11.44
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	49,035	12.30	12.46	607,949	2.02	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,547		43.99	991,880	1.87		1.52		-9.09
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	368,131	33.66	55.70	13,319,703	1.63	0.85	1.90	-9.63	-8.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	508,396	11.32	11.47	5,816,389	1.17	0.95	1.55	-15.23	-14.72
SAST SA Global Index Allocation 60/40 Portfolio Class 3	978,909	10.81	11.11	10,702,202	0.05	0.95	1.55	-15.66	-15.15

59

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Global Index Allocation 75/25 Portfolio Class 3	636,991	11.02	11.30	7,110,277	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,990,376	11.19	11.51	22,565,995	1.25	0.95	1.55	-17.60	-17.10
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	611,058	11.04	11.19	6,816,618	0.00	0.95	1.55	-17.63	-17.13
SAST SA Index Allocation 60/40 Portfolio Class 3	2,040,143	11.99	12.60	26,034,234	1.27	0.95	1.55	-16.24	-15.74
SAST SA Index Allocation 80/20 Portfolio Class 3	4,617,545	13.63	14.08	63,907,003	1.41	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 3	7,150,247	12.78	14.08	102,186,280	1.42	0.95	1.55	-18.11	-17.62
SAST SA International Index Portfolio Class 3	155,147	10.02	10.23	1,573,684	2.70	1.15	1.55	-16.06	-15.73
SAST SA Invesco Growth Opportunities Portfolio Class 1	12,767		14.31	182,658	0.00		1.52		-36.34
SAST SA Invesco Growth Opportunities Portfolio Class 3	391,003	15.26	24.78	8,565,179	0.00	0.85	1.90	-36.82	-36.15
SAST SA Janus Focused Growth Portfolio Class 1	24,187		33.57	812,062	0.00		1.40		-34.46
SAST SA Janus Focused Growth Portfolio Class 3	274,469	27.06	29.84	8,126,707	0.00	0.85	1.90	-34.95	-34.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	117,041		31.10	3,639,650	1.06		1.52		-17.23
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,030,012	18.20	19.77	20,809,857	0.90	0.85	1.90	-17.71	-16.85
SAST SA JPMorgan Emerging Markets Portfolio Class 1	43,554		17.89	779,386	2.51		1.52		-26.57
SAST SA JPMorgan Emerging Markets Portfolio Class 3	543,338	9.94	23.84	6,696,607	2.52	0.85	1.90	-27.06	-26.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	66,830		86.36	5,771,535	1.79		1.52		-3.32
SAST SA JPMorgan Equity-Income Portfolio Class 3	626,655	26.37	30.19	18,670,559	1.76	0.85	1.90	-3.91	-2.90
SAST SA JPMorgan Global Equities Portfolio Class 1	25,817		38.37	990,606	1.58		1.52		-17.09
SAST SA JPMorgan Global Equities Portfolio Class 3	137,328	15.99	18.33	2,717,387	1.47	0.95	1.90	-17.60	-16.82
SAST SA JPMorgan Large Cap Core Portfolio Class 1	25,464		49.80	1,267,975	0.90		1.52		-21.39
SAST SA JPMorgan Large Cap Core Portfolio Class 3	274,434	23.67	34.20	7,489,838	0.76	0.85	1.90	-21.89	-21.07
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	22,930		27.76	636,479	2.23		1.52		-14.45
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,616,789	12.24	20.44	50,914,508	1.99	0.85	1.90	-15.09	-14.20
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	92,854		37.28	3,461,784	0.00		1.52		-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	568,068	32.49	34.02	20,643,287	0.00	0.85	1.90	-28.62	-27.87
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	83,459	11.23	11.49	937,198	0.00	1.40	1.52	-3.02	-2.90
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,212,383	7.64	10.31	18,833,795	0.00	0.85	1.90	-3.71	-2.69
SAST SA Large Cap Growth Index Portfolio Class 3	246,018	14.28	14.55	3,556,738	0.27	1.15	1.55	-30.88	-30.60
SAST SA Large Cap Index Portfolio Class 3	461,696	14.78	15.10	6,935,419	1.12	1.15	1.55	-19.79	-19.47
SAST SA Large Cap Value Index Portfolio Class 3	366,341	13.52	13.78	5,014,529	1.98	1.15	1.55	-7.24	-6.87
SAST SA MFS Blue Chip Growth Portfolio Class 1	29,958		17.63	528,121	0.00		1.52		-30.87
SAST SA MFS Blue Chip Growth Portfolio Class 3	385,632	18.10	26.64	10,133,974	0.00	0.85	1.90	-31.36	-30.63
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	34,828		67.39	2,347,165	1.07		1.52		-17.59
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	362,150	27.91	33.70	12,498,156	0.82	0.85	1.90	-18.09	-17.22
SAST SA MFS Total Return Portfolio Class 1	53,691	53.34	54.57	2,872,238	1.47	1.40	1.52	-11.05	-10.95
SAST SA MFS Total Return Portfolio Class 3	620,769	18.31	32.41	14,130,029	1.24	0.85	1.90	-11.59	-10.66
SAST SA Mid Cap Index Portfolio Class 3	356,189	12.87	13.14	4,650,198	0.80	1.15	1.55	-14.97	-14.63
SAST SA Morgan Stanley International Equities Portfolio Class 1	64,398		15.78	1,016,389	2.46		1.52		-15.28
SAST SA Morgan Stanley International Equities Portfolio Class 3	441,607	10.74	11.37	5,732,614	2.40	0.85	1.90	-15.79	-14.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	24,680		18.45	455,459	0.00		1.52		-20.15
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,869,631	9.37	14.67	19,752,615	0.00	0.85	1.90	-20.70	-19.87
SAST SA PIMCO RAE International Value Portfolio Class 3	1,222,736	9.45	11.11	14,702,933	3.75	0.85	1.90	-10.13	-9.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	7,468,257	11.07	12.29	96,469,845	0.00	1.00	1.90	-19.22	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	29,947		34.79	1,041,943	5.35		1.52		-11.18
SAST SA PineBridge High-Yield Bond Portfolio Class 3	358,597	15.57	26.55	6,607,136	5.11	0.85	1.90	-11.52	-10.59
SAST SA Putnam International Growth and Income Portfolio Class 1	79,994	18.64	19.07	1,496,094	1.57	1.40	1.52	-8.11	-8.00
SAST SA Putnam International Growth and Income Portfolio Class 3	368,620	9.91	15.97	5,110,435	1.47	0.85	1.90	-8.72	-7.76
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,455,359	10.81	11.39	50,010,975	0.65	1.15	1.90	-20.12	-19.52
SAST SA Small Cap Index Portfolio Class 3	410,052	11.03	11.27	4,585,440	0.55	1.15	1.55	-22.21	-21.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,192,958	12.36	12.43	39,994,111	0.36	0.95	1.55	-19.56	-19.08
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,780,463	12.57	13.42	127,706,735	0.77	0.95	1.90	-20.50	-19.74
SAST SA VCP Dynamic Allocation Portfolio Class 3	46,333,105	14.08	16.05	706,960,724	2.28	0.95	2.15	-18.91	-17.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	36,287,867	13.64	13.89	544,507,285	2.08	0.95	2.15	-16.34	-15.34
SAST SA VCP Index Allocation Portfolio Class 3	4,993,771	11.16	11.49	56,377,538	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	52,947	167.00	347.37	9,179,523	0.00	1.40	1.52	-37.30	-37.22
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,086,426	37.58	57.77	51,373,383	0.00	0.85	1.90	-37.67	-37.02
SAST SA Wellington Government and Quality Bond Portfolio Class 1	61,595	19.52	46.02	1,250,544	1.25	1.40	1.52	-14.71	-14.61
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,209,104	10.27	16.41	27,748,666	0.88	0.85	1.90	-15.29	-14.40
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,346		73.21	171,781	0.82		1.40		-18.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	837,729	12.03	12.49	10,238,570	0.70	0.95	1.55	-18.49	-18.00
VALIC Company I International Equities Index Fund	9,158	11.52	11.61	106,063	3.00	1.10	1.40	-15.71	-15.45
VALIC Company I Mid Cap Index Fund	29,495	15.34	17.97	517,507	1.30	1.10	1.70	-14.81	-14.30
VALIC Company I Nasdaq-100 Index Fund	10,015	21.94	25.65	247,752	0.22	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	12,359	13.26	15.99	183,779	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	60,486	17.96	20.25	1,207,727	1.21	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	68,413	42.69	45.22	3,090,985	1.75	0.85	1.20	13.73	14.13
American Funds IS Asset Allocation Fund Class 4	125,706	17.19	17.48	2,187,950	1.81	0.95	1.20	13.47	13.76

60

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Capital Income Builder Class 4	10,149	13.20	13.74	134,988	2.10	1.10	1.40	13.09	13.43
American Funds IS Capital World Bond Fund Class 4	3,812		10.64	40,563	1.56		1.20		-6.31
American Funds IS Global Growth Fund Class 2	75,102	73.11	86.42	5,936,100	0.34	0.85	1.72	14.44	15.44
American Funds IS Global Growth Fund Class 4	20,739	21.74	22.10	451,093	0.22	0.95	1.20	14.75	15.04
American Funds IS Global Small Capitalization Fund Class 4	4,586		17.69	81,115	0.00		1.20		5.16
American Funds IS Growth Fund Class 2	83,753	93.23	110.20	8,264,229	0.22	0.85	1.72	19.91	20.96
American Funds IS Growth Fund Class 4	8,480	30.69	31.19	260,281	0.06	0.95	1.20	20.23	20.53
American Funds IS Growth-Income Fund Class 2	125,504	54.94	64.98	7,378,915	1.12	0.85	1.72	21.98	23.05
American Funds IS Growth-Income Fund Class 4	32,463	20.95	21.30	686,010	0.97	0.95	1.20	22.32	22.63
American Funds IS The Bond Fund of America Class 4	32,194		11.41	367,399	1.41		1.20		-1.77
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	5,291	15.29	16.02	83,720	1.62	1.10	1.40	10.15	10.48
BlackRock Global Allocation V.I. Fund Class III	6,100	14.36	15.00	88,880	0.70	1.10	1.40	4.94	5.25
Columbia VP Income Opportunities Fund Class 1	3,907	29.01	30.54	116,284	9.21	1.52	1.77	2.66	2.92
Columbia VP Large Cap Growth Fund Class 1	17,054	27.73	28.12	478,547	0.00	1.52	1.77	26.47	26.79
Columbia VP Limited Duration Credit Fund Class 2	2,123		10.74	22,793	1.39		1.10		-1.93
FTVIP Franklin Allocation VIP Fund Class 2	243,913	17.17	19.88	4,456,001	1.71	0.85	1.90	9.58	10.74
FTVIP Franklin Income VIP Fund Class 2	890,564	17.42	20.20	16,656,458	4.66	0.85	1.90	14.56	15.77
FTVIP Franklin Rising Dividends VIP Fund Class 2	743	22.19	22.57	16,574	0.87	0.95	1.20	25.28	25.59
FTVIP Franklin Strategic Income VIP Fund Class 2	1,145	10.67	11.04	12,306	0.80	1.10	1.40	0.69	0.99
FTVIP Templeton Global Bond VIP Fund Class 2	148		8.58	1,268	0.00		1.20		-6.13
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,644		9.76	74,636	0.01		1.40		-1.38
Goldman Sachs VIT Government Money Market Fund Service Shares	1,886,481	9.36	9.79	18,238,728	0.01	1.10	1.90	-1.88	-1.09
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	3,647		9.85	35,922	1.04		1.40		3.20
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		13.57	47,538	0.00		1.10		14.90
Invesco V.I. American Franchise Fund Series II	140,886	42.95	47.00	6,480,915	0.00	0.85	1.90	9.55	10.70
Invesco V.I. American Value Fund Series II	4,411		14.19	62,580	0.23		1.20		26.10
Invesco V.I. Balanced-Risk Allocation Fund Series II	339		14.20	4,809	0.68		1.10		8.07
Invesco V.I. Comstock Fund Series II	589,410	24.38	38.41	16,684,587	1.70	0.85	1.90	30.54	31.92
Invesco V.I. Equity and Income Fund Series II	10,240		15.75	161,285	2.73		1.20		16.94
Invesco V.I. Growth and Income Fund Series II	775,982	23.52	41.53	23,084,760	1.37	0.85	2.15	25.46	27.10
Lord Abbett Bond Debenture Portfolio Class VC	17,097	12.91	13.13	220,791	3.45	0.95	1.20	2.05	2.30
Lord Abbett Developing Growth Portfolio Class VC	10,247	23.57	23.97	241,624	0.00	0.95	1.20	-3.91	-3.67
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.43	65,080	0.87		1.10		25.92
Lord Abbett Growth and Income Portfolio Class VC	368,455	21.60	33.96	9,559,964	1.07	0.85	1.90	26.59	27.93
Lord Abbett Mid Cap Stock Portfolio Class VC	3,802	32.89	34.86	131,490	0.61	0.85	1.20	27.16	27.61
Lord Abbett Short Duration Income Portfolio Class VC	31,597	10.33	10.80	336,160	2.07	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,600	12.53	13.81	72,902	2.21	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,136		12.51	26,711	0.25		1.40		16.30
PIMCO All Asset Portfolio Advisor Class	1,197		13.79	16,496	11.19		1.40		14.43
PIMCO Dynamic Bond Portfolio Advisor Class	1,464		10.93	16,000	1.66		1.40		-0.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	39,908	10.30	12.17	417,151	4.45	1.10	1.55	-4.16	-3.72
PIMCO Total Return Portfolio Advisor Class	1,672,554	10.20	10.51	17,407,302	1.71	0.95	1.80	-3.12	-2.30
PVC Core Plus Bond Account Class 1	1,895		10.84	20,548	2.53		1.70		-2.13
PVC Diversified International Account Class 1	2,444	10.30	10.65	25,578	1.06	1.55	1.70	7.90	8.06
PVC Equity Income Account Class 2	11,050	27.18	28.02	307,194	1.90	1.55	1.70	20.09	20.27
PVC Government & High Quality Bond Account Class 1	46		8.04	366	2.87		1.70		-2.99
PVC Large Cap Growth Account I Class 1	277		18.37	5,095	0.00		1.55		20.02
PVC MidCap Account Class 2	23,249	44.56	45.77	1,039,619	0.00	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	5,085	43.92	45.26	226,069	0.73	1.55	1.70	25.35	25.54
PVC SAM Balanced Portfolio Class 2	231,469	20.69	21.78	4,892,384	1.25	1.52	1.77	11.40	11.68
PVC SAM Conservative Balanced Portfolio Class 2	2,373		13.34	31,651	1.70		1.70		7.63
PVC SAM Conservative Growth Portfolio Class 2	28,037	24.04	25.15	701,921	1.05	1.55	1.77	15.38	15.64
PVC SAM Flexible Income Portfolio Class 2	6,631	13.90	14.32	92,675	2.31	1.55	1.70	4.82	4.97
PVC SAM Strategic Growth Portfolio Class 2	15,456	28.38	29.24	450,723	0.81	1.55	1.70	17.52	17.70
PVC Short-Term Income Account Class 1	3,800	7.35	7.57	28,700	1.54	1.55	1.70	-2.39	-2.24
PVC SmallCap Account Class 2	477		20.73	9,892	0.14		1.55		18.02
SST SA Allocation Balanced Portfolio Class 3	872,369	13.19	18.43	17,173,478	0.94	0.95	1.90	5.29	6.30
SST SA Allocation Growth Portfolio Class 3	833,461	15.11	23.07	21,019,023	1.78	0.95	1.95	13.46	14.60
SST SA Allocation Moderate Growth Portfolio Class 3	1,048,936	14.38	20.98	23,642,217	1.83	0.95	1.90	10.35	11.40
SST SA Allocation Moderate Portfolio Class 3	839,345	13.91	20.12	18,087,181	1.96	0.95	1.90	8.35	9.38
SST SA American Century Inflation Protection Portfolio Class 3	1,939,086	11.93	13.73	24,601,556	2.43	0.85	1.90	2.28	3.36
SST SA Columbia Focused Value Portfolio Class 3	332		19.93	6,621	3.80		1.10		23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,062	11.04	11.37	158,182	3.33	1.10	1.40	-3.06	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	3,025	13.93	14.02	42,292	2.55	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,713	27.34	29.30	77,385	0.00	1.10	1.40	14.59	14.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.22	8,832	0.00		1.10		7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.61	5,933	1.56		1.10		25.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	485,603	16.75	17.11	8,245,277	2.25	1.15	1.55	16.38	16.85
SAST SA AB Growth Portfolio Class 1	185,707	20.20	181.34	26,146,368	0.00	1.40	1.52	26.86	27.01
SAST SA AB Growth Portfolio Class 3	469,511	47.66	53.04	38,057,261	0.00	0.85	1.90	26.05	27.38
SAST SA AB Small & Mid Cap Value Portfolio Class 3	672,177	29.21	33.11	24,680,495	0.47	0.85	2.15	33.18	34.92
SAST SA American Funds Asset Allocation Portfolio Class 3	5,133,811	19.98	23.34	130,501,775	1.11	1.00	1.90	12.64	13.66
SAST SA American Funds Global Growth Portfolio Class 3	651,980	27.58	34.24	23,724,059	0.06	1.10	1.90	13.93	14.84

61

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA American Funds Growth Portfolio Class 3	848,099	39.87	46.03	41,818,824	0.03	1.10	1.90	19.40	20.36
SAST SA American Funds Growth-Income Portfolio Class 3	788,901	27.32	30.29	25,432,024	1.05	1.10	1.95	21.30	22.33
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,177,018	14.55	17.39	227,734,321	1.22	1.00	2.15	12.29	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	331,206	11.87	11.96	3,943,834	2.10	0.95	1.55	11.58	12.25
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,553,109	12.85	13.64	88,270,352	0.86	1.15	2.15	5.32	6.38
SAST SA Emerging Markets Equity Index Portfolio Class 3	117,856	10.83	10.99	1,287,636	1.38	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	44,390		36.04	1,599,626	2.76		1.52		-0.91
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,928,721	18.24	31.52	63,186,471	3.04	0.85	2.15	-1.80	-0.51
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	123,772	14.68	14.98	1,829,480	0.00	0.80	1.55	10.22	11.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,674		57.39	1,071,774	1.53		1.52		37.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	387,052	18.41	74.03	10,689,821	1.29	0.85	1.90	36.29	37.73
SAST SA Fixed Income Index Portfolio Class 3	702,251	10.64	11.33	7,628,952	1.99	0.95	1.80	-3.96	-3.14
SAST SA Fixed Income Intermediate Index Portfolio Class 3	476,389	10.19	10.48	4,951,690	1.07	1.15	1.80	-3.54	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	150,434	96.54	98.65	14,544,535	1.85	1.40	1.52	27.91	28.06
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	571,457	24.52	41.10	22,246,264	1.68	0.85	1.90	27.09	28.43
SAST SA Franklin Small Company Value Portfolio Class 3	478,849	24.07	26.68	12,230,172	0.97	0.85	2.15	22.34	23.94
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	34,930	14.43	14.56	506,791	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,080		48.39	1,068,469	2.27		1.52		22.23
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	382,344	37.25	60.99	15,230,941	2.35	0.85	1.90	21.43	22.71
SAST SA Franklin Tactical Opportunities Portfolio Class 3	356,288	13.35	13.44	4,794,325	1.05	0.95	1.55	13.06	13.74
SAST SA Global Index Allocation 60/40 Portfolio Class 3	801,141	12.81	13.10	10,364,435	1.45	0.95	1.55	7.93	8.58
SAST SA Global Index Allocation 75/25 Portfolio Class 3	564,025	13.24	13.51	7,546,631	1.45	1.00	1.55	10.69	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,834,393	13.58	13.89	25,172,377	1.04	0.95	1.55	13.70	14.38
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	428,586	13.40	13.63	5,790,205	0.26	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	1,926,448	14.23	14.93	29,284,999	0.08	0.95	1.70	11.15	11.98
SAST SA Index Allocation 80/20 Portfolio Class 3	4,066,731	16.52	16.97	68,014,395	1.09	1.00	1.55	16.41	17.05
SAST SA Index Allocation 90/10 Portfolio Class 3	6,367,813	15.51	17.07	110,912,966	1.12	0.95	1.70	18.58	19.47
SAST SA International Index Portfolio Class 3	116,270	11.94	12.14	1,400,713	1.80	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	15,768		22.47	354,382	0.00		1.52		5.71
SAST SA Invesco Growth Opportunities Portfolio Class 3	315,571	23.90	39.23	10,607,972	0.00	0.85	1.90	5.09	6.20
SAST SA Janus Focused Growth Portfolio Class 1	26,726		51.23	1,369,132	0.00		1.40		21.60
SAST SA Janus Focused Growth Portfolio Class 3	239,123	40.53	45.40	10,783,445	0.00	0.85	2.15	20.37	21.94
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	128,178		37.57	4,815,494	0.86		1.52		10.13
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,022,473	22.12	23.77	25,151,469	0.60	0.85	1.90	9.44	10.60
SAST SA JPMorgan Emerging Markets Portfolio Class 1	51,455		24.37	1,253,995	1.76		1.52		-0.33
SAST SA JPMorgan Emerging Markets Portfolio Class 3	508,785	13.63	32.34	8,676,318	1.70	0.85	1.90	-1.01	0.04
SAST SA JPMorgan Equity-Income Portfolio Class 1	75,243		89.32	6,720,937	1.85		1.52		23.92
SAST SA JPMorgan Equity-Income Portfolio Class 3	590,658	27.44	31.09	18,343,013	1.91	0.85	1.90	23.13	24.42
SAST SA JPMorgan Global Equities Portfolio Class 1	28,336		46.28	1,311,341	1.66		1.52		21.46
SAST SA JPMorgan Global Equities Portfolio Class 3	126,304	19.41	22.03	3,087,444	1.68	0.95	1.90	20.68	21.83
SAST SA JPMorgan Large Cap Core Portfolio Class 1	26,723		63.35	1,692,822	0.63		1.52		25.85
SAST SA JPMorgan Large Cap Core Portfolio Class 3	217,284	29.45	43.32	7,608,662	0.51	0.85	2.15	24.77	26.40
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,261		32.44	884,459	2.32		1.52		-2.41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,775,350	14.05	23.82	62,549,578	2.39	0.85	2.15	-3.25	-1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	95,667		51.90	4,965,232	0.00		1.52		9.16
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	512,817	45.04	46.45	25,890,626	0.00	0.85	2.15	8.19	9.61
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	72,732	11.58	11.83	842,155	0.05	1.40	1.52	-2.02	-1.90
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,051,558	7.94	10.60	18,086,738	0.00	0.85	1.90	-2.65	-1.62
SAST SA Large Cap Growth Index Portfolio Class 3	142,723	20.66	20.97	2,977,406	0.64	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	389,653	18.43	18.75	7,276,498	1.59	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	251,900	14.58	14.79	3,706,143	2.85	1.15	1.55	22.16	22.65
SAST SA MFS Blue Chip Growth Portfolio Class 1	31,704		25.50	808,479	0.21		1.52		27.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	315,297	26.09	38.80	11,490,746	0.02	0.85	1.90	26.28	27.62
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	39,020		81.78	3,190,901	0.71		1.52		24.99
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	385,040	33.20	40.71	16,179,435	0.46	0.85	2.15	23.90	25.52
SAST SA MFS Total Return Portfolio Class 1	61,081	59.96	61.28	3,671,887	1.48	1.40	1.52	12.31	12.45
SAST SA MFS Total Return Portfolio Class 3	603,654	20.72	36.28	15,819,871	1.34	0.85	1.90	11.60	12.78
SAST SA Mid Cap Index Portfolio Class 3	246,966	15.14	15.40	3,780,845	0.87	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 1	75,987		18.63	1,415,563	1.20		1.52		2.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	473,895	12.42	13.36	7,348,337	1.05	0.85	2.15	1.84	3.18
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	27,493		23.11	635,449	2.38		1.52		-8.71
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,886,352	11.52	18.31	25,127,576	2.40	0.85	2.15	-9.49	-8.31
SAST SA PIMCO RAE International Value Portfolio Class 3	1,440,934	10.51	12.23	19,225,949	2.02	0.85	1.90	6.33	7.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,049,940	13.58	14.88	127,997,055	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	33,421		39.17	1,309,151	5.03		1.52		4.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	393,208	17.60	29.70	8,200,031	4.90	0.85	1.90	3.64	4.73
SAST SA Putnam International Growth and Income Portfolio Class 1	78,400	20.29	20.73	1,595,497	2.05	1.40	1.52	13.25	13.39
SAST SA Putnam International Growth and Income Portfolio Class 3	388,845	10.85	17.32	6,030,774	1.82	0.85	1.90	12.53	13.71
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,731,245	13.54	14.15	66,116,930	0.37	1.15	1.90	10.28	11.11
SAST SA Small Cap Index Portfolio Class 3	284,081	14.18	14.42	4,071,978	0.51	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,558,932	15.27	15.36	39,760,406	0.00	0.95	1.70	14.04	14.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,898,489	15.81	16.73	161,678,461	0.89	0.95	1.90	10.18	11.23
SAST SA VCP Dynamic Allocation Portfolio Class 3	50,841,205	17.36	19.55	949,027,439	1.56	0.95	2.15	6.99	8.28

62

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA VCP Dynamic Strategy Portfolio Class 3	40,822,360	16.12	16.60	726,487,575	1.49	0.95	2.15	7.74	9.04
SAST SA VCP Index Allocation Portfolio Class 3	4,632,541	13.64	13.96	63,795,457	0.97	1.00	1.55	12.24	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	57,058	266.34	553.35	15,748,392	0.00	1.40	1.52	4.03	4.16
SAST SA Wellington Capital Appreciation Portfolio Class 3	831,725	58.69	91.72	65,201,228	0.00	0.85	2.15	3.13	4.48
SAST SA Wellington Government and Quality Bond Portfolio Class 1	66,494	22.89	53.89	1,579,388	1.54	1.40	1.52	-3.34	-3.23
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,483,206	12.12	19.17	36,767,735	1.37	0.85	1.90	-3.95	-2.93
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,372		89.44	212,170	0.29		1.40		6.16
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	639,042	14.76	15.24	9,547,882	0.18	0.95	1.55	5.82	6.45
VALIC Company I International Equities Index Fund	10,557	13.67	13.73	144,688	1.07	1.10	1.40	9.49	9.81
VALIC Company I Mid Cap Index Fund	33,405	18.01	20.97	684,730	1.21	1.10	1.70	22.23	22.96
VALIC Company I Nasdaq-100 Index Fund	9,003	33.22	38.60	334,229	0.30	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	13,005	17.00	20.38	247,772	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	64,715	22.37	25.07	1,599,817	1.46	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	44,978	37.54	39.62	1,779,901	1.58	0.85	1.20	11.12	11.51
American Funds IS Asset Allocation Fund Class 4	34,321	15.15	15.36	521,609	1.36	0.95	1.20	10.82	11.10
American Funds IS Capital Income Builder Class 4	14,304	11.67	12.11	169,490	2.42	1.10	1.40	2.67	2.98
American Funds IS Capital World Bond Fund Class 4	2,886		11.36	32,776	0.48		1.20		8.31
American Funds IS Global Growth Fund Class 2	89,192	63.89	74.86	6,154,200	0.33	0.85	1.72	28.24	29.36
American Funds IS Global Growth Fund Class 4	20,768	18.94	19.21	393,634	0.15	0.95	1.20	28.61	28.94
American Funds IS Global Small Capitalization Fund Class 4	487		16.82	8,193	0.04		1.20		27.85
American Funds IS Growth Fund Class 2	95,481	77.75	91.11	7,842,503	0.29	0.85	1.72	49.49	50.79
American Funds IS Growth Fund Class 4	8,542	25.52	25.88	218,052	0.23	0.95	1.20	49.91	50.28
American Funds IS Growth-Income Fund Class 2	149,495	45.04	52.81	7,216,176	1.23	0.85	1.72	11.61	12.58
American Funds IS Growth-Income Fund Class 4	32,586	17.13	17.37	562,218	1.10	0.95	1.20	11.90	12.18
American Funds IS The Bond Fund of America Class 4	20,245		11.62	235,203	0.56		1.20		8.08
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,460	13.88	14.50	92,086	1.38	1.10	1.40	12.76	13.10
BlackRock Global Allocation V.I. Fund Class III	8,112	13.69	14.25	113,417	1.22	1.10	1.40	19.03	19.39
Columbia VP Income Opportunities Fund Class 1	3,702	28.26	29.67	107,142	4.52	1.52	1.77	4.04	4.30
Columbia VP Large Cap Growth Fund Class 1	20,344	21.92	22.18	450,493	0.00	1.52	1.77	32.37	32.70
Columbia VP Limited Duration Credit Fund Class 2	1,854		10.95	20,302	2.25		1.10		4.42
FTVIP Franklin Allocation VIP Fund Class 2	242,404	15.67	17.28	4,018,713	1.41	1.15	1.90	9.64	10.47
FTVIP Franklin Income VIP Fund Class 2	927,896	15.20	17.45	15,056,274	5.28	0.85	1.90	-1.20	-0.16
FTVIP Franklin Rising Dividends VIP Fund Class 2	816	17.72	17.97	14,520	1.97	0.95	1.20	14.59	14.87
FTVIP Franklin Strategic Income VIP Fund Class 2	8,011	10.59	10.94	87,294	4.56	1.10	1.40	1.99	2.30
FTVIP Templeton Global Bond VIP Fund Class 2	157		9.14	1,432	8.41		1.20		-6.41
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,647		9.90	75,714	0.30		1.40		-0.98
Goldman Sachs VIT Government Money Market Fund Service Shares	2,623,759	9.54	9.90	25,610,849	0.23	1.10	1.90	-1.62	-0.83
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	5,642	9.55	9.91	54,219	1.54	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		11.81	41,372	0.27		1.10		2.97
Invesco V.I. American Franchise Fund Series II	68,113	39.21	42.46	2,792,700	0.00	0.85	1.90	39.33	40.80
Invesco V.I. Balanced-Risk Allocation Fund Series II	2,832		13.14	37,219	13.27		1.10		8.79
Invesco V.I. Comstock Fund Series II	605,808	18.24	29.12	13,232,241	2.04	0.85	2.15	-3.19	-1.93
Invesco V.I. Equity and Income Fund Series II	2,300		13.47	30,975	2.03		1.20		8.34
Invesco V.I. Growth and Income Fund Series II	882,296	18.75	32.68	20,883,286	1.86	0.85	2.15	-0.32	0.99
Lord Abbett Bond Debenture Portfolio Class VC	13,228	12.65	12.83	167,398	3.58	0.95	1.20	6.02	6.29
Lord Abbett Developing Growth Portfolio Class VC	10,245	24.53	24.88	251,390	0.00	0.95	1.20	70.54	70.97
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.84	51,683	1.14		1.10		0.66
Lord Abbett Growth and Income Portfolio Class VC	409,829	16.68	26.55	8,433,101	1.55	0.85	2.15	0.51	1.83
Lord Abbett Mid Cap Stock Portfolio Class VC	3,981	25.86	27.32	107,912	0.92	0.85	1.20	1.27	1.63
Lord Abbett Short Duration Income Portfolio Class VC	35,015	10.44	10.85	375,108	2.55	1.10	1.70	1.39	2.00
Lord Abbett Total Return Portfolio Class VC	—		11.09	—	0.00		0.95		1.41
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,431	11.18	12.25	74,841	1.41	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	3,177		10.75	34,159	0.90		1.40		6.75
PIMCO All Asset Portfolio Advisor Class	1,197		12.05	14,416	4.50		1.40		6.41
PIMCO Dynamic Bond Portfolio Advisor Class	2,081		10.95	22,791	2.86		1.40		3.25
PIMCO Emerging Markets Bond Portfolio Advisor Class	21,837	10.75	12.64	241,225	4.32	1.10	1.55	4.96	5.43
PIMCO Total Return Portfolio Advisor Class	552,530	10.53	10.73	5,902,113	1.55	1.15	1.80	6.60	7.30
PVC Core Plus Bond Account Class 1	2,156	11.08	11.10	23,878	3.51	1.55	1.70	7.71	7.87
PVC Diversified International Account Class 1	1,641	9.55	9.86	16,025	2.33	1.55	1.70	14.21	14.38
PVC Equity Income Account Class 2	11,633	22.63	23.29	268,688	1.55	1.55	1.70	4.36	4.51
PVC Government & High Quality Bond Account Class 1	73	8.29	8.52	608	2.64	1.55	1.70	1.13	1.28
PVC Large Cap Growth Account I Class 1	323		15.31	4,942	0.02		1.55		34.11
PVC MidCap Account Class 2	30,284	36.20	37.13	1,099,256	0.46	1.55	1.70	16.08	16.25
PVC Principal Capital Appreciation Account Class 2	5,454	35.04	36.05	193,242	0.99	1.55	1.70	16.44	16.62
PVC SAM Balanced Portfolio Class 2	303,876	18.57	19.51	5,736,578	1.88	1.52	1.77	9.01	9.28
PVC SAM Conservative Balanced Portfolio Class 2	2,392	12.39	12.73	29,643	1.94	1.55	1.70	7.41	7.57
PVC SAM Conservative Growth Portfolio Class 2	28,447	20.84	21.75	616,026	1.51	1.55	1.77	10.71	10.95

63

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Flexible Income Portfolio Class 2	7,185	13.27	13.64	95,885	2.51	1.55	1.70	5.22	5.38
PVC SAM Strategic Growth Portfolio Class 2	15,538	24.15	24.85	384,997	1.45	1.55	1.70	13.19	13.36
PVC Short-Term Income Account Class 1	3,633	7.53	7.74	28,074	2.09	1.55	1.70	1.62	1.77
PVC SmallCap Account Class 2	484		17.57	8,504	0.23		1.55		20.00
SST SA Allocation Balanced Portfolio Class 3	847,726	17.50	19.40	15,817,921	1.13	1.15	1.90	9.71	10.54
SST SA Allocation Growth Portfolio Class 3	667,052	14.17	20.33	14,824,816	0.00	1.00	1.95	13.88	14.96
SST SA Allocation Moderate Growth Portfolio Class 3	1,001,504	13.65	19.01	20,120,852	0.00	1.00	1.90	12.56	13.58
SST SA Allocation Moderate Portfolio Class 3	810,101	12.72	18.13	15,969,530	0.00	0.95	2.15	11.22	12.57
SST SA American Century Inflation Protection Portfolio Class 3	1,730,326	11.40	13.29	21,270,316	0.00	0.85	2.15	4.51	5.88
SST SA Columbia Focused Value Portfolio Class 3	332		16.09	5,342	0.00		1.10		6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,245	11.39	11.69	176,826	0.00	1.10	1.40	6.08	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	2,988	12.73	12.78	38,131	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,687	23.86	25.49	66,740	0.00	1.10	1.40	46.39	46.83
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		24.28	8,180	0.00		1.10		41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		14.01	4,720	0.00		1.10		4.29
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	399,898	14.39	14.64	5,818,731	0.00	1.15	1.55	12.02	12.47
SAST SA AB Growth Portfolio Class 1	201,272	15.90	142.95	22,797,952	0.00	1.40	1.52	33.57	33.73
SAST SA AB Growth Portfolio Class 3	411,806	37.42	42.08	28,533,132	0.00	0.85	1.90	32.74	34.14
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,968	21.94	24.54	21,013,601	0.52	0.85	2.15	1.77	3.10
SAST SA American Funds Asset Allocation Portfolio Class 3	4,308,395	17.58	20.72	96,573,182	0.00	1.00	1.90	10.03	11.02
SAST SA American Funds Global Growth Portfolio Class 3	641,027	24.01	29.37	20,281,926	0.05	1.10	2.15	27.32	28.67
SAST SA American Funds Growth Portfolio Class 3	627,091	33.13	37.66	25,562,586	0.75	1.10	2.15	48.49	50.06
SAST SA American Funds Growth-Income Portfolio Class 3	697,255	22.50	24.40	18,181,934	1.55	1.00	2.15	10.84	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,590,639	12.81	15.49	207,839,413	0.00	1.00	2.15	6.99	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	49,798	10.64	10.65	530,109	0.31	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,524,117	12.20	12.82	82,772,732	0.04	1.15	2.15	3.26	4.30
SAST SA Emerging Markets Equity Index Portfolio Class 3	32,996	11.41	11.53	377,837	2.43	1.15	1.55	15.08	15.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	54,588		36.37	1,985,228	3.81		1.52		7.38
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,415,702	18.57	31.68	53,154,106	3.70	0.85	2.15	6.44	7.84
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	25,484	13.32	13.41	341,021	0.25	1.15	1.55	20.47	20.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,896		41.85	749,051	1.82		1.52		-2.60
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	458,517	13.20	53.75	9,370,945	1.57	0.85	2.15	-3.48	-2.21
SAST SA Fixed Income Index Portfolio Class 3	557,672	11.08	11.70	6,273,895	2.58	0.95	1.80	6.50	7.40
SAST SA Fixed Income Intermediate Index Portfolio Class 3	319,914	10.56	10.79	3,432,385	1.99	1.15	1.80	4.00	4.67
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	168,833	75.47	77.03	12,759,225	1.87	1.40	1.52	-2.76	-2.64
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	643,916	18.85	32.00	19,906,382	1.72	0.85	2.15	-3.64	-2.37
SAST SA Franklin Small Company Value Portfolio Class 3	484,768	19.68	21.52	9,980,694	0.96	0.85	2.15	2.74	4.08
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	15,545	11.69	11.74	182,179	2.18	1.15	1.55	8.04	8.47
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	24,516		39.59	970,638	2.12		1.52		5.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	357,373	29.98	49.70	11,470,964	2.09	0.85	2.15	4.94	6.31
SAST SA Franklin Tactical Opportunities Portfolio Class 3	235,535	11.81	11.96	2,797,726	1.28	1.15	1.55	6.58	7.01
SAST SA Global Index Allocation 60/40 Portfolio Class 3	645,573	11.87	12.06	7,721,094	1.83	0.95	1.55	9.75	10.41
SAST SA Global Index Allocation 75/25 Portfolio Class 3	447,920	11.96	12.14	5,399,042	1.61	1.00	1.55	10.49	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,223,509	11.95	12.12	14,724,305	0.00	1.00	1.55	10.43	11.04
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	320,993	11.87	12.03	3,836,677	0.17	1.15	1.55	9.52	9.96
SAST SA Index Allocation 60/40 Portfolio Class 3	1,654,579	12.71	13.43	22,544,168	1.33	0.95	1.70	11.57	12.41
SAST SA Index Allocation 80/20 Portfolio Class 3	3,780,041	14.19	14.50	54,169,358	0.00	1.00	1.55	12.67	13.29
SAST SA Index Allocation 90/10 Portfolio Class 3	5,139,693	14.40	14.79	75,177,216	0.00	1.00	1.70	12.54	13.33
SAST SA International Index Portfolio Class 3	47,226	10.98	11.12	522,356	2.26	1.15	1.55	5.71	6.13
SAST SA Invesco Growth Opportunities Portfolio Class 1	16,785		21.26	356,874	0.00		1.52		53.48
SAST SA Invesco Growth Opportunities Portfolio Class 3	274,325	22.51	36.45	8,171,900	0.00	0.85	2.15	52.11	54.10
SAST SA Janus Focused Growth Portfolio Class 1	26,989		42.13	1,137,070	0.08		1.40		37.07
SAST SA Janus Focused Growth Portfolio Class 3	232,334	33.67	37.23	8,635,857	0.00	0.85	2.15	35.65	37.42
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	69,460		34.11	2,369,590	2.14		1.52		12.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,257	20.21	21.50	17,505,006	1.83	0.85	1.90	11.89	13.07
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,110		24.45	1,372,048	1.76		1.52		14.65
SAST SA JPMorgan Emerging Markets Portfolio Class 3	417,004	13.46	32.33	7,344,076	1.52	0.85	2.15	13.64	15.12
SAST SA JPMorgan Equity-Income Portfolio Class 1	82,443		72.08	5,942,864	1.89		1.52		1.66
SAST SA JPMorgan Equity-Income Portfolio Class 3	466,698	21.76	24.99	11,862,426	1.80	0.85	2.15	0.75	2.07
SAST SA JPMorgan Global Equities Portfolio Class 1	32,371		38.10	1,233,354	1.34		1.52		8.11
SAST SA JPMorgan Global Equities Portfolio Class 3	103,258	16.05	16.09	2,169,064	1.22	1.10	1.90	7.50	8.36
SAST SA JPMorgan Large Cap Core Portfolio Class 1	31,000		50.33	1,560,332	1.01		1.52		11.67
SAST SA JPMorgan Large Cap Core Portfolio Class 3	184,829	23.60	34.28	5,248,588	0.84	0.85	2.15	10.74	12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	31,908		33.25	1,060,816	2.55		1.52		6.74
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,400,595	14.52	24.30	58,121,790	2.36	0.85	2.15	5.91	7.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	64,229		47.55	3,053,755	0.16		1.52		46.30
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	275,501	41.09	42.93	12,615,122	0.00	0.85	2.15	45.04	46.93
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	90,861	11.81	12.06	1,073,719	1.53	1.40	1.52	-1.30	-1.19
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	1,751,062	7.94	10.77	16,213,219	1.67	0.85	2.15	-2.02	-0.73
SAST SA Large Cap Growth Index Portfolio Class 3	71,603	15.99	16.16	1,151,586	1.16	1.15	1.55	30.16	30.68
SAST SA Large Cap Index Portfolio Class 3	177,163	14.62	14.81	2,611,453	1.45	1.15	1.55	15.92	16.38
SAST SA Large Cap Value Index Portfolio Class 3	128,312	11.93	12.06	1,540,402	2.55	1.15	1.55	-0.44	-0.04
SAST SA MFS Blue Chip Growth Portfolio Class 1	35,545		20.07	713,515	0.50		1.52		28.71

64

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Blue Chip Growth Portfolio Class 3	298,599	20.44	30.73	8,369,258	0.36	0.85	1.90	27.86	29.20
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	41,770		65.42	2,732,782	0.65		1.52		12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	444,071	26.79	32.44	15,085,720	0.39	0.85	2.15	11.61	13.07
SAST SA MFS Total Return Portfolio Class 1	66,010	53.39	54.49	3,532,030	1.89	1.40	1.52	7.95	8.08
SAST SA MFS Total Return Portfolio Class 3	571,280	18.56	32.17	13,582,170	1.71	0.85	1.90	7.26	8.39
SAST SA Mid Cap Index Portfolio Class 3	114,830	12.42	12.58	1,438,423	1.44	1.15	1.55	11.16	11.60
SAST SA Morgan Stanley International Equities Portfolio Class 1	81,293		18.13	1,473,681	1.71		1.52		9.82
SAST SA Morgan Stanley International Equities Portfolio Class 3	454,366	12.20	12.95	6,900,903	1.44	0.85	2.15	8.94	10.37
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	31,562		25.32	799,114	0.60		1.52		10.15
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,608,268	12.73	19.97	23,533,683	0.38	0.85	2.15	9.18	10.61
SAST SA PIMCO RAE International Value Portfolio Class 3	1,519,168	9.66	11.38	19,114,279	2.23	0.85	2.15	-5.45	-4.22
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,634,249	12.69	14.07	128,674,939	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	35,173		37.51	1,319,459	5.38		1.52		6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	367,161	16.58	28.36	7,424,375	5.57	0.85	2.15	5.54	6.92
SAST SA Putnam International Growth and Income Portfolio Class 1	84,774	17.91	18.28	1,522,934	2.14	1.40	1.52	2.18	2.31
SAST SA Putnam International Growth and Income Portfolio Class 3	394,207	9.64	15.23	5,517,833	1.98	0.85	1.90	1.51	2.59
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,189,846	12.27	12.74	65,409,203	0.12	1.15	1.90	-1.52	-0.78
SAST SA Small Cap Index Portfolio Class 3	117,249	12.65	12.82	1,496,185	0.80	1.15	1.55	17.24	17.71
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,674,529	13.36	13.39	22,729,812	0.63	0.95	1.70	15.07	15.94
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,143,080	14.17	15.04	149,542,353	0.09	0.95	2.15	6.55	7.83
SAST SA VCP Dynamic Allocation Portfolio Class 3	55,212,480	16.23	18.06	955,646,677	1.08	0.95	2.15	10.69	12.03
SAST SA VCP Dynamic Strategy Portfolio Class 3	35,652,801	15.41	16.78	583,837,083	1.14	1.15	2.15	7.85	8.93
SAST SA VCP Index Allocation Portfolio Class 3	4,218,679	12.16	12.37	51,639,112	1.22	1.00	1.55	6.04	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	58,931	256.01	531.25	15,625,739	0.00	1.40	1.52	62.05	62.25
SAST SA Wellington Capital Appreciation Portfolio Class 3	405,005	56.91	87.79	35,100,591	0.00	0.85	2.15	60.63	62.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	74,281	23.68	55.69	1,819,190	1.92	1.40	1.52	5.49	5.62
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,329,080	12.33	19.75	35,860,833	1.77	0.85	2.15	4.60	5.97
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,393		84.25	201,649	1.04		1.40		16.48
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	421,161	13.95	14.19	5,933,008	1.01	1.15	1.55	15.99	16.45
VALIC Company I International Equities Index Fund	14,656	12.48	12.50	183,135	2.36	1.10	1.40	5.89	6.20
VALIC Company I Mid Cap Index Fund	55,008	14.74	17.06	925,070	1.29	1.10	1.70	11.39	12.06
VALIC Company I Nasdaq-100 Index Fund	9,402	26.62	30.75	278,904	0.73	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	17,951	15.11	18.01	307,462	1.42	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	78,675	17.73	19.75	1,535,200	1.77	1.10	1.70	16.00	16.70

(a)    Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)    These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)    A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

65

The United States Life Insurance Company in the City of New York

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2024 and 2023 and

for each of the three years ended December 31, 2024

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

1

Report of Independent Auditors

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York

Opinions

We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

3

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2024	2023
Admitted assets
Cash and investments
Bonds	$20,292	$19,390
Preferred stock	44	45
Common stock	14	18
Cash, cash equivalents and short-term investments	269	227
Mortgage loans	3,684	3,876
Contract loans	128	132
Derivatives	119	46
Derivative cash collateral	19	63
Other invested assets	2,074	1,669
Total cash and investments	26,643	25,466
Amounts recoverable from reinsurers	31	25
Amounts receivable under reinsurance contracts	6	39
Deferred tax asset	187	168
Due and accrued investment income	203	209
Premiums due, deferred and uncollected	55	55
Receivables from affiliates	5	19
Other assets	7	7
Separate account assets	6,023	5,774
Total admitted assets	$33,160	$31,762

See accompanying Notes to Statutory Financial Statements.

4

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2024	2023
Liabilities
Policy reserves and contractual liabilities
Life, annuity and modco reserves	$22,832	$21,767
Liabilities for deposit-type contracts	654	761
Accident and health reserves	176	191
Premiums received in advance	1	1
Policy and contract claims	81	106
Policyholder dividends	1	1
Total policy reserves and contractual liabilities	23,745	22,827
Experience rated refund	76	75
Payable to affiliates	14	18
Interest maintenance reserve	195	222
Current federal income taxes payable	70	24
Derivatives	—	2
Collateral for derivatives program	273	40
Accrued expenses and other liabilities	256	207
Net transfers from separate accounts due or accrued	(88)	(114)
Asset valuation reserve	429	448
Separate account liabilities	6,023	5,774
Total liabilities	30,993	29,523
Commitments and contingencies (see Note 21)

Capital and surplus
Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding	4	4
Gross paid-in and contributed surplus	1,914	1,913
Unassigned surplus	249	322
Total capital and surplus	2,167	2,239
Total liabilities and capital and surplus	$33,160	$31,762

See accompanying Notes to Statutory Financial Statements.

5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2024	2023	2022
Revenues
Premiums and annuity considerations	$3,706	$2,382	$2,209
Net investment income	1,324	1,123	1,204
Amortization of interest maintenance reserve	8	17	28
Reserve adjustments on reinsurance ceded	(500)	(381)	(624)
Commissions and expense allowances	48	58	52
Separate account fees	92	114	124
Other income	33	25	18
Total revenues	4,711	3,338	3,011
Benefits and expenses
Death benefits	183	165	189
Annuity benefits	385	208	224
Surrender benefits	2,610	2,410	1,411
Other benefits	167	159	172
Change in reserves	1,050	(397)	674
Commissions	133	109	94
General insurance expenses	125	115	107
Net transfers to (from) separate accounts	(271)	(60)	(13)
Other expenses	9	4	16
Total benefits and expenses	4,391	2,713	2,874
Net gain from operations before dividends to policyholders and federal income taxes	320	625	137
Net gain from operations after dividends to policyholders and before federal income taxes	320	625	137
Federal income tax expense	107	46	143
Net gain (loss) from operations	213	579	(6)
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(12)	30	(72)
Net income (loss)	$201	$609	$(78)

See accompanying Notes to Statutory Financial Statements.

6

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Gross Paid- In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2022	$4	$1,913	$103	$2,020
Net income (loss)	—	—	(78)	(78)
Change in net unrealized capital gains (losses)	—	—	(57)	(57)
Change in net unrealized foreign exchange capital gains (losses)	—	—	(101)	(101)
Change in deferred tax	—	—	95	95
Change in non-admitted assets	—	—	(90)	(90)
Change in asset valuation reserve	—	—	39	39
Change in surplus from separate accounts	—	—	9	9
Other changes in surplus in separate accounts	—	—	(9)	(9)
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(200)	(200)
Prior period corrections	—	—	7	7
Balance, December 31, 2022	$4	$1,913	$(284)	$1,633
Net income (loss)	—	—	609	609
Change in net unrealized capital gains (losses)	—	—	(25)	(25)
Change in net unrealized foreign exchange capital gains (losses)	—	—	59	59
Change in deferred tax	—	—	(64)	(64)
Change in non-admitted assets	—	—	24	24
Change in liability for reinsurance in unauthorized and certified companies	—	—	7	7
Change in asset valuation reserve	—	—	6	6
Change in surplus from separate accounts	—	—	10	10
Other changes in surplus in separate accounts	—	—	(10)	(10)
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	—	—
Prior period corrections	—	—	(8)	(8)
Balance, December 31, 2023	$4	$1,913	$322	$2,239
Net income (loss)	—	—	201	201
Change in net unrealized capital gains (losses)	—	—	44	44
Change in net unrealized foreign exchange capital gains (losses)	—	—	(43)	(43)
Change in deferred tax	—	—	45	45
Change in non-admitted assets	—	—	(16)	(16)
Change in liability for reinsurance in unauthorized and certified companies	—	—	(7)	(7)
Change in asset valuation reserve	—	—	18	18
Change in surplus from separate accounts	—	—	(6)	(6)
Other changes in surplus in separate accounts	—	—	6	6
Additional-paid-in surplus	—	1	—	1
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(320)	(320)
Prior period corrections	—	—	7	7
Balance, December 31, 2024	$4	$1,914	$249	$2,167

See accompanying Notes to Statutory Financial Statements.

7

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2024	2023	2022
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$3,709	$2,382	$2,196
Net investment income collected	1,245	1,035	1,242
Other income	(249)	(181)	(430)
Total revenue received	4,705	3,236	3,008
Benefits paid	3,349	2,948	1,792
Net transfers from (to) separate accounts	(337)	(9)	(20)
Commissions and expenses paid	272	236	211
Dividends paid to policyholders	—	1	—
Federal income taxes paid	73	21	109
Total benefits and expenses paid	3,357	3,197	2,092
Net cash provided by (used in) operations	1,348	39	916
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	2,221	1,421	2,640
Stocks	6	9	10
Mortgage loans	492	424	469
Other invested assets	179	422	667
Derivatives	—	—	102
Securities lending reinvested collateral assets	—	—	258
Other, net	23	(11)	—
Total proceeds from investments sold, matured or repaid	2,921	2,265	4,146
Cost of investments acquired:
Bonds	3,147	1,783	1,978
Stocks	—	22	19
Mortgage loans	327	322	1,243
Other invested assets	604	372	895
Derivatives	(118)	58	—
Other, net	(44)	(133)	24
Total cost of investments acquired	3,916	2,424	4,159
Net adjustment in contract loans	(3)	(9)	(7)
Net cash provided by (used in) investing activities	(992)	(150)	(6)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	(1)	(2)	(2)
Net deposits on (withdrawals from) deposit-type contracts	(107)	(18)	(2)
Dividends to parent	(320)	—	(200)
Change in securities lending	—	—	(261)
Other, net	114	(31)	(233)
Net cash provided by (used in) financing and miscellaneous activities	(314)	(51)	(698)
Net increase (decrease) in cash, cash equivalents and short-term investments	42	(162)	212
Cash, cash equivalents and short-term investments at beginning of year	227	389	177
Cash, cash equivalents and short-term investments at end of year	$269	$227	$389

Non-cash activities, excluded from above:
Non-cash exchange of mortgages	$134	$—	$—
Non-cash transfer from general to separate account	48	—	—
Non-cash exchange of other invested assets	39	—	—
Non-cash exchange of bonds	21	—	—
Non-cash modco reinsurance settlement from Fortitude Life	14	—	—
Non-cash modco reinsurance settlement to Fortitude Life	8	187	—
Non-cash transfer from separate to general account	7	58	—
Non-cash corporate actions paid-in-kind	2	—	—
Non-cash transfer from collateral other invested assets to bonds	—	137	—
Non-cash transfer from other invested assets to common stock	—	2	—
Non-cash transfer from other invested assets to mortgage loans	—	47	—
Non-cash transfer from common stock to other invested assets	—	—	3

See accompanying Notes to Statutory Financial Statements.

8

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (“USL” or the “Company”) is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc, (“AIG”) owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.

On December 9, 2024, Nippon Life Insurance Company, a mutual company organized under the laws of Japan, completed its purchase of approximately 122 million shares of Corebridge.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (“NYDFS”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in the U.S. Virgin Islands.

The Company’s fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. The Company’s variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. The Company’s fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of the Company’s fixed index annuity products offer optional income protection features. The Company also offers pension risk transfer annuities. The Company’s distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

The Company’s individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

9

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The NYDFS recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $92 million, $(304) million and $49 million, respectively, while this report has $39 million, $(150) million and $(51) million, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

10

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects risk-based capital (“RBC”). The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

11

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

The Company designated, under Statement of Statutory Accounting Principles (“SSAP”) 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2024, the Company also designated certain interest rate swaps as effective hedges of certain invested assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions whereby certain securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

12

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $672 million and $655 million at December 31, 2024 and 2023, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted

13

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions. The Company’s regulatory reserving practices are governed by New York Regulation 213 which entails some potential deviations from the PBR reserving guidance in VM-20. Under this Regulation, the reserves for term life policies are equal to the greater of i) 70% of the CRVM determined policy level reserve and ii) the PBR (VM-20) reserve, while required universal life reserves are equal to the greater of i) CRVM established reserves and ii) PBR reserves.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and for traditional life insurance returns any portion of the final premium for periods beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $1.0 billion and $1.0 billion at December 31, 2024 and 2023, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

For long-term disability products, disabled life reserves were established using the 1964 Commissioner’s Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner’s Group Disability Table for claims

14

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, American General Life Insurance Company (“AGL”), The Variable Annuity Life Insurance Company (“VALIC”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used

15

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

Accounting Changes

SSAP No. 86, Derivatives, was revised to adopt with modification derivative guidance from ASU 2017-12, Derivatives and Hedging and ASU 2022-01, Fair Value Hedging – Portfolio Layer Method, to include guidance for the portfolio layer method and partial-term hedges. These revisions were effective January 1, 2023. A partial-term hedge is a hedge for a portion of the time to maturity of a fixed rate asset (liabilities are not included contrary to U.S. GAAP). The portfolio layer method permits reporting entities to designate the portion of a closed portfolio of financial assets, beneficial interests secured by financial assets, or a combination of the two, that is not expected to be prepaid during the hedge period as the hedged item in a fair value hedge.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2024, an out-of-period error was identified and corrected related to net investment income. This correction increased unassigned surplus by $7 million.

In 2023, out-of-period errors were identified due to the option value that increases reserves and 12b-1 fees that were not allocated to the Company. These errors decreased unassigned surplus by $8 million.

In 2022, out-of-period errors, the largest due to separate account rider fees, were identified and corrected, which decreased unassigned surplus by $7 million.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

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Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index features in indexed universal life and fixed index annuity contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

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3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$405	$—	$(101)	$304
All other governments	716	3	(144)	575
States, territories and possessions	97	—	(10)	87
Political subdivisions of states, territories and possessions	22	—	(3)	19
Special revenue	863	2	(119)	746
Industrial and miscellaneous	17,950	159	(1,965)	16,144
Hybrid securities	22	1	—	23
Bank loans	217	1	(3)	215
Total bonds	20,292	166	(2,345)	18,113
Preferred stock	44	—	—	44
Common stock	14	—	—	14
Total equity securities	58	—	—	58
Total	$20,350	$166	$(2,345)	$18,171
December 31, 2023
Bonds:
U.S. government obligations	$300	$1	$(72)	$229
All other government	670	2	(120)	552
States, territories and possessions	111	1	(8)	104
Political subdivisions of states, territories and possessions	42	1	(3)	40
Special revenue	967	4	(98)	873
Industrial and miscellaneous	17,035	141	(1,783)	15,393
Hybrid securities	22	1	—	23
Bank loans	243	1	(6)	238
Total bonds	19,390	152	(2,090)	17,452
Preferred stock	45	1	—	46
Common stock	18	—	—	18
Total equity securities	63	1	—	64
Total	$19,453	$153	$(2,090)	$17,516

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Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. government obligations	$103	$(1)	$188	$(101)	$291	$(102)
All other governments	108	(4)	445	(140)	553	(144)
U.S. States, territories and possessions	18	—	55	(10)	73	(10)
Political subdivisions of states, territories and possessions	2	—	13	(3)	15	(3)
Special revenue	116	(4)	596	(115)	712	(119)
Industrial and miscellaneous	3,073	(183)	8,931	(1,786)	12,004	(1,969)
Hybrid securities	11	—	2	—	13	—
Bank loans	40	(1)	11	(2)	51	(3)
Total bonds	3,471	(193)	10,241	(2,157)	13,712	(2,350)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$3,471	$(193)	$10,241	$(2,157)	$13,712	$(2,350)
December 31, 2023
Bonds:
U.S. government obligations	$30	$(3)	$181	$(69)	$211	$(72)
All other governments	29	(1)	481	(119)	510	(120)
U.S. States, territories and possessions	11	—	52	(8)	63	(8)
Political subdivisions of states, territories and possessions	10	—	19	(3)	29	(3)
Special revenue	191	(14)	575	(84)	766	(98)
Industrial and miscellaneous	1,591	(127)	10,461	(1,664)	12,052	(1,791)
Hybrid securities	1	—	12	—	13	—
Bank loans	27	—	94	(6)	121	(6)
Total	$1,890	$(145)	$11,875	$(1,953)	$13,765	$(2,098)
Preferred stock	2	—	—	—	2	—
Common stock	—	—	—	—	—	—
Total equity securities	2	—	—	—	2	—
Total	$1,892	$(145)	$11,875	$(1,953)	$13,767	$(2,098)

As of December 31, 2024 and 2023, the number of bonds and equity securities in an unrealized loss position was 3,341 and 3,394, respectively. Bonds comprised 3,341 of the total of which 2,694 were in a continuous loss position greater than 12 months at December 31, 2024. Bonds comprised 3,393 of the total of which 2,927 were in a continuous loss position greater than 12 months at December 31, 2023.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2024 and 2023, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2024
Due in one year or less	$284	$284
Due after one year through five years	2,814	2,734
Due after five years through ten years	3,101	2,863
Due after ten years	8,224	6,439
LBaSS	5,869	5,793
Total	$20,292	$18,113

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $7 million and $9 million at December 31, 2024 and 2023, respectively, which is the fair value. At December 31, 2024 and 2023, the Company had no income excluded from due and accrued for bonds.

At December 31, 2024, the Company’s bond portfolio included bonds totaling $1 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 3 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries. At December 31, 2023, the Company’s bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 3 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2024	2023
Consumer cyclical	9.8%	13.4%

Consumer non-cyclical	23.2	12.3

Energy	—	10.8

Utility	10.4	10.5

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2024		December 31, 2023
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$5,869	$5,793	$5,411	$5,269

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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At December 31, 2024 and 2023, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2024 and 2023, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2024, 2023 and 2022, the Company recognized total OTTI of $0 million, $5 million and $20 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2024 and 2023, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

LBaSS	$1,007	$(22)	$1,687	$(179)	$2,694	$(201)

December 31, 2023

LBaSS	$932	$(39)	$1,964	$(205)	$2,896	$(244)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2024	2023
Balance, beginning of year	$178	$177
Increases due to:
Credit impairment on new securities subject to impairment losses	—	3
Additional credit impairment on previously impaired investments	—	2
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	13	4
Balance, end of year	$165	$178

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2024.

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Mortgage Loans

Mortgage loans had outstanding principal balances of $3.8 billion and $3.9 billion at December 31, 2024 and 2023, respectively. Contractual interest rates range from 0.00 percent to 10 percent. The mortgage loans at December 31, 2024 had maturity dates ranging from 2024 to 2064.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2024	2023
Geographic distribution:
Mid-Atlantic	28.4%	26.4%
Pacific	18.9	19.5
Foreign	16.1	18.5
South Atlantic	12.0	12.1
East North Central	4.9	6.3
West South Central	5.9	7.6
New England	5.5	4.3
Mountain	3.1	2.5
East South Central	4.7	2.3
West North Central	0.5	0.5
Total	100.0%	100.0%
Property type distribution:
Multi-family	31.6%	31.5%
Office	22.1	21.9
Retail	7.0	7.4
Industrial	18.5	20.2
Hotel/Motel	4.5	2.4
Other	16.3	16.6
Total	100.0%	100.0%

At December 31, 2024, there were 59 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 55 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2024 and 2023:

	Years Ended December 31,
	2024		2023
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	9.88%	5.02%	10.14%	3.00%
Industrial	6.84	4.52	4.08	4.08
Retail	—	—	—	—
Hotel/Motel	—	—	7.43	7.43
Multi-family	—	—	8.47	7.08
Other	5.82	5.82	—	—

The Company reduced interest rates on three loans during 2024.The Company did not reduce the interest rate on any loans during 2023.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 82.8 percent and 70.0 percent, in 2024 and 2023, respectively.

At December 31, 2024, and 2023, the Company held $134 million and $92 million, respectively, in impaired mortgages with $43 million and $20 million, respectively, of related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2024 and 2023. The Company’s average

24

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

recorded investment in impaired loans was $103 million and $104 million, at December 31, 2024 and 2023, respectively. The Company recognized interest income of $2 million, $1 million and $3 million, in 2024, 2023 and 2022, respectively.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2024	2023	2022
Balance, beginning of year	$48	$40	$31

Additions (reductions) charged to unrealized capital loss	3	15	9

Direct write-downs charged against allowance	—	(7)	—
Balance, end of year	$51	$48	$40

During 2024, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2024	2023
Current	$3,657	$3,875

30 - 59 days past due	21	1

60 - 89 days past due	3	—

90 - 179 days past due	3	—
Total	$3,684	$3,876

At December 31, 2024 and 2023, the Company had mortgage loans outstanding under participant or co-lender agreements of $2.9 billion and $3.0 billion, respectively.

The Company had $70 million and $61 million in restructured loans at December 31, 2024 and 2023, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2024:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$2	— %	$120	0.40	$—	—%

b. 91% to 95%	1	—	37	0.10	—	—

c. 81% to 90%	12	—	254	0.90	—	—

d. 71% to 80%	38	0.10	414	1.50	—	—

e. below 70%	548	2.00	2,309	8.50	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2024 and 2023. In 2024, the Company had $1 million in outstanding commitments to debtors that hold loans with restructured terms. In 2023, the Company had $1 million outstanding commitment to debtors that hold loans with restructured terms.

25

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The Company had no investment in real estate at December 31, 2024, 2023 and 2022.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2024	2023
Investments in limited liability companies	$182	$205
Investments in limited partnerships	997	1,074
Surplus note	500	—
Other unaffiliated investments	381	369
Receivable for securities	14	37
Non-admitted assets	—	(16)
Total	$2,074	$1,669

The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $218 million and $248 million at December 31, 2024 and 2023, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $9 million, $1 million and $13 million during 2024, 2023 and 2022, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$915	$860	$802
Preferred stocks	1	—	—
Common stocks	1	1	—
Cash and short-term investments	41	21	8
Mortgage loans	193	200	159
Contract loans	8	8	9
Derivatives	100	(36)	145
Investment income from affiliates	15	3	20
Other invested assets	83	96	97
Gross investment income	1,357	1,153	1,240
Investment expenses	(33)	(30)	(36)
Net investment income	$1,324	$1,123	$1,204

26

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(31)	$(86)	$(91)
Common stocks	—	1	(1)
Cash and short-term investments	(1)	2	(4)
Mortgage loans	(18)	(12)	(7)
Derivatives	5	48	(64)
Other invested assets	6	12	(1)
Realized capital gains (losses)	(39)	(35)	(168)
Federal income tax (expense) benefit	8	7	35
Net losses transferred to IMR	19	58	61
Net realized capital gains (losses)	$(12)	$30	$(72)

During 2024, 2023 and 2022, the Company recognized $0 million, $7 million and $28 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2024	2023	2022
Proceeds	$263	$513	$1,410

Gross realized capital gains	$3	$20	$46
Gross realized capital losses	(28)	(102)	(108)
Net realized capital gains (losses)	$(25)	$(82)	$(62)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(35)	$29	$(37)
Preferred and common stocks	—	—	—
Mortgage loans	(16)	25	(55)
Derivatives	70	29	(102)
Other invested assets	(19)	(40)	(6)
Federal income tax expense	—	(9)	42
Net change in unrealized gains (losses) of investments	$—	$34	$(158)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2024	2023	2024	2023	2024	2023
Bonds - AC	$2	2	$28	1	$28	1
LB&SS - AC	1	1	—	—	—	—
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—
Total	$3	$3	$28	$1	$28	$1

AC - Amortized Cost

FV - Fair Value

27

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4. Loan-Backed and Structured Security Impairments and Structured Notes Holdings

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2024 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

Quarterly Total	$—	$—	$—	$—	$—
		Year End Total	$—

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2024, the Company had no bonds loaned pursuant to the securities lending program. At December 31, 2023, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2024	2023
30 days or less	$—	$—
31 to 60 days	—	—
61 to 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Subtotal	—	—	—	—
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

Repurchase Agreements

At December 31, 2024, no bonds were subject to repurchase agreements to secure amounts borrowed by the Company. At December 31, 2023, no bonds were subject to repurchase agreements to secure amounts borrowed by the Company.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2024	2023
Open positions	$—	$—
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	41	—	—	51
3. 2 Days to 1 Week	41	—	25	51
4. > 1 Week to 1 Month	8	—	25	51
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	41	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	3	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount	$89	$—	$50	$153
1. Cash (Collateral - All)
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance	$43	$—	$—	$—
1. Cash (Collateral - All)
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2024		December 31, 2023

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Greater than three years	—	—	—	—
Subtotal	—	—	—	—
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$40	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	37	—	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2024	2023
On deposit with states	$16	$16

Securities lending	—	—

Collateral held on securities lending	—	—

FHLB stock and collateral pledged	533	534

Subject to repurchase agreements	—	—

Collateral for derivatives	151	157
Total	$700	$707

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

32

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2024
In general account:
RMBS	$113	$113	$120	$—
CDOs	9	11	11	—
CMBS	—	—	—	—
Total subprime exposure	$122	$124	$131	$—
December 31, 2023
In general account:
RMBS	$127	$127	$133	$—
CDOs	13	16	16	—
CMBS	—	—	—	—
Total subprime exposure	$140	$143	$149	$—

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. Derivatives that do not qualify for hedge accounting are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains and losses, net of deferred taxes. Derivatives which qualify for hedge accounting are accounted at carrying value. The change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method”. The portfolio layer method represents a new method of achieving hedge accounting that had recently been adopted for statutory reporting purposes pursuant to guidance in SSAP No. 86.

The Company is hedging the risk of changes in the fair value of a designated specified percentage of a closed portfolio of purchased fixed-rate investment assets that is attributable to changes in a benchmark interest rate. The Company is hedging the portfolio on a partial term basis. The hedged item is the last $6.9 billion of financial assets in a closed portfolio (par value of $8.7 billion) for a 5-year period. A proportionate amount of existing interest rate swaps has been designated as the hedging instruments.

For the purposes of supporting the five-year hedge relationship, portfolio assets with a term greater than five years are assumed to be five-year assets using the partial-term hedging guidance. By electing to hedge the benchmark interest rate component of the contractual cash flows, the hedged assets will have an assumed coupon based on a five-year benchmark interest rate (i.e., SOFR). As a result, the hedged components of the different tenor assets are considered similar when performing the similar asset analysis.

A haircut of approximately 24% was applied to the portfolio to maintain a hedged item that is projected to always exceed the notional value of the interest rate swaps. The haircut consisted of the following components:

•	Scheduled principal paydowns (approximately 10%)

•	Anticipated annual defaults (approximately 1%)

33

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

•	Anticipated annual sales (approximately 13%)

Pursuant to fair value hedge accounting, the swaps hedging the portfolio of fixed-interest investments have been reported on the same basis (i.e., amortized cost) as the hedged target. The amortized cost basis of the interest rate swaps was zero at December 31, 2024.

The Company recognized a net unrealized capital gain of $50 million in 2024, an unrealized capital gain of $32 million in 2023 and an unrealized capital loss of $95 million in 2022, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2024, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2024, the Company held $273 million of collateral for derivatives, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

34

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2024			December 31, 2023

(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$3,187	$60	$86	$8,745	$48	$113
Foreign exchange contracts	1,450	100	99	456	54	54
Equity contracts	3,625	404	404	2,307	327	327
Derivative assets, gross	8,262	564	589	11,508	429	494
Counter party netting*	—	(445)	(445)	—	(383)	(383)
Derivative assets, net	$8,262	$119	$144	$11,508	$46	$111
Liabilities:
Interest rate contracts	$6,950	$211	$69	$896	$139	$139
Foreign exchange contracts	65	7	8	1,362	44	46
Equity contracts	3,491	227	227	2,268	202	202
Derivative liabilities, gross	10,506	445	304	4,526	385	387
Counter party netting*	—	(445)	(445)	—	(383)	(383)
Derivative liabilities, net	$10,506	$—	$(141)	$4,526	$2	$4

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

35

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2024		December 31, 2023
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$564	$445	$429	$385
Amount offset	(445)	(445)	(383)	(383)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$119	$—	$46	$2

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2024		December 31, 2023
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$3,187	2055	$8,745	2054
Foreign exchange contracts	1,450	2049	456	2049
Equity contracts	3,625	2025	2,307	2024
Derivative liabilities:
Interest rate contracts	6,950	2052	896	2052
Foreign exchange contracts	65	2042	1,362	2045
Equity contracts	3,491	2025	2,268	2024

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $124 million and $134 million at December 31, 2024 and 2023, respectively.

36

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

38

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

39

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2024

Assets at fair value:

Bonds

Industrial and miscellaneous	$—	$7	$—	$—	$7
Total bonds	—	7	—	—	7
Preferred stock

Industrial and miscellaneous	—	—	40	—	40
Total preferred stock	—	—	40	—	40
Common stock

Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:

Interest rate contracts	—	12	41	—	53

Foreign exchange contracts	—	99	—	—	99

Equity contracts	1	404	—	—	405

Counterparty netting	—	—	—	(445)	(445)
Total derivative assets	1	515	41	(445)	112
Separate account assets	3,593	1,254	—	—	$4,847
Total assets at fair value	$3,594	$1,776	$81	$(445)	$5,006
Liabilities at fair value:

Derivative liabilities:

Interest rate contracts	$—	$210	$—	$—	$210

Foreign exchange contracts	—	—	—	—	—

Equity contracts	—	227	—	—	227

Counterparty netting	—	—	—	(445)	(445)
Total derivative liabilities	—	437	—	(445)	(8)
Total liabilities at fair value	$—	$437	$—	$(445)	$(8)
December 31, 2023

Assets at fair value:

Bonds

Industrial and miscellaneous	$—	$7	$2	$—	$9
Total bonds	—	7	2	—	9
Preferred stock

Industrial and miscellaneous	—	—	40	—	40
Total preferred stock	—	—	40	—	40
Common stock

Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:

Interest rate contracts	—	6	39	—	45

Foreign exchange contracts	—	54	—	—	54

Equity contracts	1	327	—	—	328

Counterparty netting	—	—		(383)	(383)

40

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
Total derivative assets	1	387	39	(383)	44
Separate account assets	3,532	1,078	—	—	4,610
Total assets at fair value	$3,533	$1,472	$81	$(383)	$4,703
Liabilities at fair value:

Derivative liabilities:

Interest rate contracts	$—	$139	$—	$—	$139

Foreign exchange contracts	$—	$34	$—	$—	$34

Equity contracts	—	202	—	—	202

Counterparty netting	—	—	—	(383)	(383)
Total derivative liabilities	—	375	—	(383)	(8)
Total liabilities at fair value	$—	$375	$—	$(383)	$(8)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets
Balance, January 1, 2023	$8	$21	$—	$14	$43
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(1)	—	—	(27)	(28)
Included in surplus	(5)	—	—	25	20
Purchases, issuances and settlements	—	19	—	27	46
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2023	$2	$40	$—	$39	$81

Included in net (loss) income	(6)	—	—	(12)	(18)
Included in surplus	6	—	—	2	8
Purchases, issuances and settlements	(2)	—	—	12	10
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2024	$—	$40	$—	$41	$81

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2024 and 2023, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2024 and 2023 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2024.

41

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2024
Derivative assets at fair value	$1	$515	$41	$557
Derivative liabilities at fair value	—	(437)	—	(437)

December 31, 2023 Derivative assets at fair value	$1	$386	$39	$426
Derivative liabilities at fair value	—	(375)	—	(375)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2024
Assets:
Bonds	$18,106	$20,285	$—	$15,299	$2,807
Preferred stocks	4	4	—	4	—
Common stocks	14	14	—	14	—
Cash, cash equivalents and short-term investments	269	269	243	26	—
Mortgage loans	3,390	3,684	—	—	3,390
Contract loans	128	128	—	—	128
Derivatives	166	—	—	166	—
Receivables for securities	14	14	—	14	—
Separate account assets	1,176	1,176	—	1,176	—
Liabilities:
Policy reserves and contractual liabilities	491	486	—	4	487
Payable for securities	2	2	—	2	—
Derivatives	—	—	—	—	—
December 31, 2023
Assets:
Bonds	$17,443	$19,381	$—	$14,966	$2,477
Preferred stocks	6	5	—	6	—
Common stocks	18	18	—	18	—
Cash, cash equivalents and short-term investments	227	227	(20)	247	—
Mortgage loans	3,598	3,876	—	—	3,598
Contract loans	132	132	—	—	132
Derivatives	59	(4)	—	59	—
Receivables for securities	37	37	—	37	—
Separate account assets	1,163	1,163	—	1,163	—
Liabilities:
Policy reserves and contractual liabilities	497	497	—	6	491
Payable for securities	2	2	—	2	—
Derivatives	(4)	(4)	—	(4)	—

42

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

(in millions)	Years ended December 31,
	2024	2023
Life insurance	$3,329	$3,397
Annuities (excluding supplementary contracts with life contingencies)	18,180	16,891
Supplementary contracts with life contingencies	162	162
Disability - active lives	1	2
Disability - disabled lives	47	50
Excess of VM-21 reserves over basic reserves	42	90
Deficiency reserves	214	249
Other miscellaneous reserve	1,017	1,099
Gross life and annuity reserves	22,992	21,940
Reinsurance ceded	(160)	(173)
Net life and annuity reserves	22,832	21,767
Accident and health reserves
Unearned premium reserves	8	8
Present value of amounts not yet due on claims	138	153
Additional contract reserves	44	45
Gross accident and health reserves	190	206
Reinsurance ceded	(14)	(15)
Net accident and health reserves	176	191
Aggregate policy reserves	$23,008	$21,958

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$3,598	$—	$—	$3,598	17.63%

b. At book value less current surrender charge of 5% or more	5,681	—	—	5,681	27.83%

c. At fair value	—	—	3,488	3,488	17.09%
d. Total with market adjustment or at fair value	9,279	—	3,488	12,767	62.55%

e. At book value without adjustment (minimal or no charge or adjustment)	4,832	—	—	4,832	23.66%

(2) Not subject to discretionary withdrawal	2,811	—	5	2,816	13.79%
(3) Total (gross: direct + assumed)	$16,922	$—	$3,493	$20,415	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$16,922	$—	$3,493	$20,415
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,502	$—	$—	$1,502

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$3,086	$—	$—	$3,086	16.29%

b. At book value less current surrender charge of 5% or more	4,088	—	—	4,088	21.58%

c. At fair value	—	—	3,417	3,417	18.04%
d. Total with market adjustment or at fair value	7,174	—	3,417	10,591	55.91%

e. At book value without adjustment (minimal or no charge or adjustment)	5,533	—	—	5,533	29.20%

(2) Not subject to discretionary withdrawal	2,820	—	1	2,821	14.89%
(3) Total (gross: direct + assumed)	$15,527	$—	$3,418	$18,945	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$15,527	$—	$3,418	$18,945
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,117	$—	$—	$1,117

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	1,260	1,260	32.86%
d. Total with market adjustment or at fair value	—	—	1,260	1,260	32.86%

e. At book value without adjustment (minimal or no charge or adjustment)	401	—	—	401	10.47%

(2) Not subject to discretionary withdrawal	1,022	1,151	—	2,173	56.67%
(3) Total (gross: direct + assumed)	$1,423	$1,151	$1,260	$3,834	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,423	$1,151	$1,260	$3,834
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	1,085	1,085	29.03%
d. Total with market adjustment or at fair value	—	—	1,085	1,085	29.03%

e. At book value without adjustment (minimal or no charge or adjustment)	447	—	—	447	11.96%

(2) Not subject to discretionary withdrawal	1,078	1,128	—	2,206	59.01%
(3) Total (gross: direct + assumed)	$1,525	$1,128	$1,085	$3,738	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,525	$1,128	$1,085	$3,738
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$—	$—	$—	$—

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment (minimal or no charge or adjustment)	19	—	—	19	2.90%

(2) Not subject to discretionary withdrawal	635	—	1	636	97.10%
(3) Total (gross: direct + assumed)	$654	$—	$1	$655	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$654	$—	$1	$655
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment (minimal or no charge or adjustment)	5	—	—	5	0.66%

(2) Not subject to discretionary withdrawal	756	—	1	757	99.34%
(3) Total (gross: direct + assumed)	$761	$—	$1	$762	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$761	$—	$1	$762
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

45

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:

(1) Term policies with cash value	$—	$10	$23	$—	$—	$—

(2) Universal life	1,053	1,050	1,153	—	—	—

(3) Universal life with secondary guarantees	130	124	747	—	—	—

(4) Indexed universal life	7	6	7	—	—	—

(5) Indexed universal life with secondary guarantees	63	43	77	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	57	335	375	12	12	12

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	1	1	1	14	14	14

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values

(1) Term policies without cash value	XXX	XXX	$947	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	—	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	1	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	47	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	279	XXX	XXX	—
C. Total (gross: direct + assumed)	$1,311	$1,569	$3,657	$26	$26	$26
D. Reinsurance ceded	37	45	160	—	—	—
E. Total (net) (C) - (D)	$1,274	$1,524	$3,497	$26	$26	$26

46

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

	December 31, 2023
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:

(1) Term policies with cash value	$—	$9	$22	$—	$—	$—

(2) Universal life	1,143	1,138	1,243	—	—	—

(3) Universal life with secondary guarantees	136	127	727	—	—	—

(4) Indexed universal life	4	4	4	—	—	—

(5) Indexed universal life with secondary guarantees	53	36	66	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	57	339	381	11	11	11

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	1	1	1	12	12	12

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values

(1) Term policies without cash value	XXX	XXX	$954	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	—	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	2	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	50	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	323	XXX	XXX	—
C. Total (gross: direct + assumed)	$1,394	$1,654	$3,773	$23	$23	$23
D. Reinsurance ceded	39	47	173	—	—	—
E. Total (net) (C) - (D)	$1,355	$1,607	$3,600	$23	$23	$23

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

The separate accounts also include a funding agreement, which provides a stable value protection feature on the assets held within the account.

The Company does not engage in securities lending transactions within the separate accounts.

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2024		December 31, 2023
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$4,846	$—	$4,623	$—
Variable universal life products	26	—	23	—
Pension risk transfer annuities	1,151	—	1,128	—
Total	$6,023	$—	$5,774	$—

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2024 and 2023 is $39 million and $109 million, respectively.

There was no separate account business seed money at December 31, 2024 and 2023.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2024	$45	$1

2023	55	2

2022	63	2

2021	53	1

2020	45	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$—	$—	$—	$230	$230
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,780	$4,780
Amortized costs	—	1,151	—	—	1,151
Total reserves	$—	$1,151	$—	$4,780	$5,931
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,151	$—	$—	$1,151
At market value	—	—	—	4,774	4,774
Subtotal	—	1,151	—	4,774	5,925
Not subject to discretionary withdrawal	—	—	—	6	6
Total reserves	$—	$1,151	$—	$4,780	$5,931
December 31, 2023
Premiums, considerations or deposits	$—	$—	$—	$267	$267
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,530	$4,530
Amortized costs	—	1,128	—	—	1,128
Total reserves	$—	$1,128	$—	$4,530	$5,658
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,128	$—	$—	$1,128
At market value	—	—	—	4,528	4,528
Subtotal	—	1,128	—	4,528	5,656
Not subject to discretionary withdrawal	—	—	—	2	2
Total reserves	$—	$1,128	$—	$4,530	$5,658

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2024	2023	2022
Transfers to separate accounts	$230	$267	$299
Transfers from separate accounts	(501)	(327)	(312)
Net transfers to (from) separate accounts	(271)	(60)	(13)
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$(271)	$(60)	$(13)

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (“GMWB”) and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $42 million and $90 million at December 31, 2024 and 2023, respectively.

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GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.0 percent, 3.4 percent and 7.0 percent of gross insurance in-force at December 31, 2024, 2023 and

2022, respectively. Policyholder dividends for the years ended December 31, 2024, 2023 and 2022 were immaterial.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2024		December 31, 2023
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	1	1	2	2

Ordinary renewal	16	52	18	50

Group life	(1)	(1)	—	—
Total	$16	$52	$20	$52

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed and reserves on reinsurance assumed were not significant in 2024, 2023 or 2022. Reinsurance premiums ceded in 2024, 2023 and 2022 were $133 million, $152 million and $133 million, respectively. The reserve credit taken on reinsurance ceded was $174 million and $188 million at December 31, 2024 and 2023, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2024 and 2023, the Company’s reinsurance recoverables were $31 million and $25 million, respectively.

The Company has a coinsurance/modified coinsurance agreement (the “Co/Modco Agreement”) with Corebridge Bermuda. Under the Co/Modco Agreement, Corebridge Bermuda reinsures a 90 percent quota share of the Company’s net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. Corebridge Bermuda is a Bermuda licensed insurer but is not accredited as a reinsurer in the State of New York. At December 31, 2024 and 2023, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($84 million and $92 million, respectively) ceded to Corebridge Bermuda were fully secured by a

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

letter of credit. The letter of credit, secured by Corebridge Bermuda for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by Corebridge in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the Co/Modco Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.

The Co/Modco Agreement decreased the Company’s pre-tax earnings by $51 million, $56 million and $78 million in 2024, 2023 and 2022, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.

As of December 31, 2024, and 2023, $4.4 billion and $5 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd.(“Fortitude Re”) under modified coinsurance agreements.

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. On December 23, 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published technical corrections to the proposed regulations that would address the application of CAMT, which were published in September 2024. The technical corrections were open to public comment through January 16, 2025, and certain specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$717	$130	$847	$679	$138	$817	$38	$(8)	$30

Statutory valuation allowance adjustment	—	19	19	—	23	23	—	(4)	(4)
Adjusted gross DTA	717	111	828	679	115	794	38	(4)	34

DTA non-admitted	515	111	626	485	115	600	30	(4)	26
Net admitted DTA	202	—	202	194	—	194	8	—	8

DTL	15	—	15	26	—	26	(11)	—	(11)
Total	$187	$—	$187	$168	$—	$168	$19	$—	$19

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	187	—	187	168	—	168	19	—	19

1. Adjusted gross DTA expected to be realized following the reporting date	187	—	187	168	—	168	19	—	19

2. Adjusted gross DTA allowed per limitation threshold	—	—	361	—	—	378	—	—	(17)

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	15	—	15	26	—	26	(11)	—	(11)
DTA admitted as the result of application of SSAP 101	$202	$—	$202	$194	$—	$194	$8	$—	$8

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	1,018%	1,100%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$2,410	$2,521

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s tax planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax expense

Federal	$107	$46	$143

Federal income tax on net capital gains (losses)	(8)	(7)	(35)
Federal income tax incurred	99	39	108

	Years Ended December 31,
(in millions)	2024	2023	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$522	$511	$11

Investments	27	29	(2)

Deferred acquisition costs	158	133	25

Fixed assets	5	5	—

Net operating loss carry forward	—	—	—

Tax credit carryforward	—	—	—

Other (including items less than 5% of total ordinary tax assets)	5	1	4
Subtotal	717	679	38

Non-admitted	515	485	30
Admitted ordinary deferred tax assets	202	194	8
Capital:

Investments	130	138	(8)

Real Estate	—	—	—
Subtotal	—	138	(8)

Statutory valuation allowance adjustment	19	23	(4)

Non-admitted	111	115	(4)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	202	194	8
Deferred tax liabilities:

Ordinary:

Deferred and uncollected premium	15	16	(1)

Policyholder reserves	—	10	(10)
Deferred tax liabilities	15	26	(11)
Net deferred tax assets	$187	$168	$19

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2024	2023	Change
Total adjusted deferred tax assets	$828	$794	$34

Total deferred tax liabilities	$15	$26	$(11)
Net adjusted deferred tax assets	$813	$768	$45
Tax effect of unrealized gains (losses)			$—
Change in net deferred income tax			$45

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2024		December 31, 2023		December 31, 2022

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$63	21.0%	$136	21.0%	$6	21.0%
Change in valuation adjustment	(4)	(1.3)	(6)	(1.0)	29	97.8
Surplus adjustments	1	0.3	(2)	(0.4)	1	3.2
Prior year return true-ups and adjustments	(2)	(1.0)	(5)	(0.8)	(2)	(5.8)
Amortization of interest maintenance reserve	(6)	(1.9)	(15)	(2.3)	(18)	(62.2)
Change in non-admitted assets	4	1.5	(3)	(0.4)	(1)	(5.7)
Dividend received deduction	(2)	(0.6)	(2)	(0.3)	(1)	(2.9)
Other permanent adjustments	—	—	(1)	(0.1)	—	—
Statutory income tax expense (benefit)	$54	18.0%	$102	15.7%	$14	45.4%

Federal income taxes incurred	$99	32.9%	$38	5.9%	$108	362.1%
Change in net deferred income taxes	(45)	(14.9)	64	9.8	(94)	(316.7)
Total statutory income taxes	$54	18.0%	$102	15.7%	$14	45.4%

At December 31, 2024, the Company had no foreign tax credits carryforwards.

At December 31, 2024, the Company had no U.S federal operating loss carryforwards.

At December 31, 2024, the Company had no capital loss carryforwards.

At December 31, 2024, the Company had no general business credit carryforwards.

At December 31, 2024, the Company had no alternative minimum tax credits.

At December 31, 2024, the Company had no CAMT credits.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions) December 31,	Capital
2022	—

2023	—

2024	—
Total	—

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $847 million and concluded that $19 million valuation allowance was required at December 31, 2024. The Company had concluded that $23 million valuation allowance was required on the DTAs of $817 million at December 31, 2023.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

Years Ended December 31,
(in millions)	2024	2023
Gross unrecognized tax benefits at beginning of year	$—	$—

Increases in tax position for prior years	—	—

Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$—	$—

At December 31, 2024 and 2023, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $(0.1) million and $0.4 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At both December 31, 2024 and 2023, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2024, 2023, and 2022, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2024, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2008-2023 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2024.

The Company joined with AGC Life, AGL, VALIC and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary, but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to

55

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2024, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to New York Insurance Law (“NYIL”), which imposes certain restrictions on shareholder dividends and has two different standards for determination of ordinary dividends (Sections 4207(a)(2) and 4207(a)(3)). Based on current management estimates, the Company would elect the standard under NYIL Section 4207(a)(3). Under Section 4207(a)(3), the maximum amount of dividends that can be paid by New York domiciled life insurance companies out of earned surplus without prior notice to the NYDFS in a calendar year is the lessor of (1) 10 percent of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of the Company for the immediately preceding calendar year. Other than the limitations discussed above, there are no restrictions placed on the portion of the Company’s profits that may be paid as ordinary dividends to its shareholder. The maximum amount of dividends that the Company may pay to AGC Life (as immediate parent company) without prior approval of the NYDFS in 2025 is $213 million, subject to availability of earned surplus.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2024, 2023 and 2022:

Date	Type	Cash or Non-cash	Amount (in millions)
2024
March 25, 2024	Ordinary	Cash	$ 320

2023
—	—	—	—

2022
March 28, 2022	Ordinary	Cash	200

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored U.S. defined benefit pension plans until the Corebridge IPO on September 19, 2022. The Company received an allocation of the Company’s share of expenses.

Prior to August 22, 2022, AIG provided post-employment medical and life benefits for certain retired employees (the “Benefits”). Since August 22, 2022, the Benefits are provided by Corebridge with certain limited exceptions. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2024	2023	2022
Defined benefit plans	$—	$1	$(1)
Total	$—	$1	$(1)

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Defined Contribution Plan

The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $3 million, $3 million and $3 million in 2024, 2023 and 2022, respectively.

Share-based and Deferred Compensation Plans

The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was

The Company recognized compensation expenses of $3 million, $0 million and $3 million for the years ending December 31, 2024, 2023 and 2022, respectively, on the grant date of the awards.

20. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of New York. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with the FHLB of New York and the classification of the stock:

	December 31,
(in millions)	2024	2023
Membership stock - Class B	$8	$7

Activity stock	6	11
Total	$14	$18
Actual or estimated borrowing capacity as determined by the insurer	$802	$935

The Company did not hold any Class A at December 31, 2024 or 2023.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$533	$471	$534	$497

Maximum amount pledged during reporting period	577	512	723	684

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2024	2023
Amount outstanding	$146	$240

Maximum amount borrowed during reporting period	$240	$240

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2024 or 2023.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
5-year fixed rate	February 25, 2020	$124
6-year fixed rate	July 15, 2019	23

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $369 million and $525 million at December 31, 2024 and 2023, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2024, $275 million are currently expected to expire in 2025, and the remainder by 2029 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2024 and 2023, the Company had $185 million and $332 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $145 million are expected to expire in 2025 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

58

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $2 million at December 31, 2024 and $2 million at December 31, 2023, for GFA. The Company has recorded receivables of $632 thousand and $432 thousand at December 31, 2024 and 2023, respectively, for expected recoveries against the payment of future premium taxes.

22. RELATED PARTY TRANSACTIONS

Affiliate Transactions

On October 28, 2024, the Company and its affiliate, AGL, executed a Surplus Note Agreement, pursuant to which the Company purchased a $500 million surplus note issued by AGL. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.

During the year ended December 31, 2024, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $21.6 million, $14.2 million, $10.7 million, $23 million, $6.7 million and $17.1 million, respectively.

At December 31, 2023, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $21.7 million, $14.7 million, $12.7 million, $30.9 million, $6.8 million and $24.8 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500,000,000. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500,000,000.

At both December 31, 2024 and 2023, the Company did not have a balance outstanding under this facility.

59

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing
Corebridge REI LB Southeast Industrial Joint Venture, LP.	55	—	55	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	30	—	30	NA
Corebridge Deco Fund II, LLC	131	—	131	NA
Branch Retail Partners II, LP	(1)	—	(1)	NA
GRE LB Industrial Joint Venture II, LP	5	—	5	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	12	—	12	NA
Corebridge U.S. Real Estate Fund IV, LP	43	—	43	NA
Bayshore Shopping Center JV LLC	6	—	6	NA
Corebridge U.S. Real Estate Fund I, LP	10	—	10	NA
Corebridge U.S. Real Estate Fund III, LP	18	—	18	NA
Corebridge U.S. LT Apartments JV, LP	18	—	18	NA
Corebridge U.S. Real Estate Fund II, LP	18	—	18	NA
Corebridge Europe Real Estate Fund I S.C.SP	2	—	2	NA
Bayshore PII Company LLC	3	—	3	NA
Total	$350	$—	$350

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing
Clinton Grand Holdings LLC	$8		$8	NA
AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1		1	NA
Corebridge REI LB Southeast Industrial JV LLC	58		58	NA
Bayshore PII Company LLC	3		3	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	26		26	NA
Corebridge Deco Fund II, LLC	145		145	NA
Branch Retail Partners II, LP	2		2	NA

GRE LB Industrial Joint Venture II, LP	5		5	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	10		10	NA
Corebridge U.S. Real Estate Fund IV, LP	41		41	NA
Bayshore Shopping Center JV LLC	7		7	NA
Corebridge U.S. Real Estate Fund III, LP	27		27	NA
Corebridge U.S. Real Estate Fund I, LP	17		17	NA
Corebridge U.S. Real Estate Fund II, LP	22		22	NA
Corebridge U.S. LT Apartments JV, LP	21		21	NA
Corebridge Europe Real Estate Fund I S.C.SP	3		3	NA
Total	$396	$—	$396

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Asset Management (U.S.), LLC, in the amount of $1 million and $240 million at December 31, 2024 and 2023, respectively.

60

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the service. The Company was charged $131 million, $112 million and $108 million under such agreements in 2024, 2023 and 2022, respectively.

Pursuant to an amended and restated investment advisory agreement, certain of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $20 million, $23 million and $30 million in 2024, 2023 and 2022, respectively.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 17, 2025, the date the financial statements were issued.

The Company paid an ordinary cash dividend of $213 million to AGC Life on March 28, 2025.

Effective March 31, 2025, the Company executed an indemnity combination coinsurance and modified coinsurance agreement with its affiliate, VALIC, covering certain of VALIC’s variable annuity products reinsured under the agreement. The reinsurance agreement was executed in connection with VALIC’s plan of withdrawal from New York State filed with the New York Department of Financial Services pursuant to New York Insurance Law Section 1105 and 11 N.Y.C.R.R. Part 88.

61

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2024 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the New York Department of Financial Services. Captions not presented as not applicable to the Company.

62

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2024
Investment income earned:
Government bonds	$9
Other bonds (unaffiliated)	906
Bonds of affiliates	—
Preferred stocks (unaffiliated)	1
Common stocks (unaffiliated)	1
Common stocks of affiliates	—
Cash and short-term investments	41
Mortgage loans	193
Real estate	—
Contract loans	8
Other invested assets	98
Derivative instruments	100
Miscellaneous income	—
Gross investment income	$1,357

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Commercial mortgages	$3,024
Residential mortgages	602
Mezzanine loans	110
Affiliated residential mortgages	—
Total mortgage loans	$3,736

Mortgage loans by standing - book value:
Good standing	$3,662
Good standing with restructured terms	70
Interest overdue more than 90 days, not in foreclosure	4
Foreclosure in process	—
Total mortgage loans	$3,736

Partnerships - statement value	$2,060

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$—
Common stocks	—

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$1,121
Over 1 year through 5 years	6,239
Over 5 years through 10 years	4,422
Over 10 years through 20 years	3,396
Over 20 years	5,114
Total maturity	$20,292

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$12,116
Class 2	7,448
Class 3	441
Class 4	180
Class 5	100
Class 6	7
Total by class	$20,292

Total bonds, short-term and cash equivalent bond investments publicly traded	$10,291
Total bonds, short-term and cash equivalent bond investments privately traded	10,001

Preferred stocks - statement value	$44
Common stocks - market value	14
Short-term investments - book value	—
Cash equivalents - book value	26
Options, caps and floors owned - statement value	218
Collar, swap and forward agreements open - statement value	(99)
Futures contracts open - current value	—
Cash on deposit	243

63

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	December 31, 2024
Life insurance in-force:
Ordinary	$75,406
Credit	12
Group	780

Amount of accidental death insurance in-force under ordinary policies	195

Life insurance policies with disability provisions in-force:
Ordinary	4,243
Group life	21

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	63
Income payable	14

Ordinary - involving life contingencies:
Amount on deposit	162
Income payable	6

Group - not involving life contingencies:
Amount on deposit	2
Income Payable	2

Annuities:
Ordinary:
Immediate - amount of income payable	$226
Deferred, fully paid - account balance	11,018
Deferred, not fully paid - account balance	6,531

Group:
Amount of income payable	163
Fully paid - account balance	269
Not fully paid - account balance	381

Accident and health insurance - premiums in-force:
Other	$1
Group	18
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$148
Dividend accumulations - account balance	15

Claim payments in 2024
Group accident & health:
2024	$2
2023	14
2022	11
2021	13
2020	21
Prior	662

Other accident & health:
2024	(1)
2023	—
2022	1
2021	1
2020	—
Prior	—

64

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2024

(in millions)

1.  The Company’s total admitted assets as of December 31, 2024 are $33.2 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2024 are $27.1 billion.

2.  Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a. Senior Direct Lending Program LLC	Bonds	$518	1.90%
b. Amazon.com, Inc.	Bonds	155	0.60
c. KPMG LLP	Bonds	129	0.50
d. Bristol-Myers Squibb Company	Bonds	120	0.40
e. Comcast Corporation	Bonds	113	0.40
f. RTX Corporation	Bonds	108	0.40
g. Duke Energy Corporation	Bonds	106	0.40
h. UnitedHealth Group Incorporated	Bonds	106	0.40
i. EY Global Finance Inc.	Bonds	89	0.30
j. Ernst & Young LLP	Bonds	87	0.30

3.  The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$12,116	44.60%	P/RP - 1	$4	—%

NAIC - 2	7,448	27.40	P/RP - 2	40	0.10

NAIC - 3	441	1.60	P/RP - 3	—	—

NAIC - 4	180	0.70	P/RP - 4	—	—

NAIC - 5	100	0.40	P/RP - 5	—	—

NAIC - 6	7	—	P/RP - 6	—	—

4.  Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$4,553	16.80%

b. Foreign currency denominated investments	1,303	4.80

c. Insurance liabilities denominated in that same foreign currency	—	—

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$3,828	14.10%
b. Countries rated NAIC - 2	640	2.40
c. Countries rated NAIC - 3 or below	85	0.30

65

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

6.  Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1

Country 1: United Kingdom	$704	2.60%
Country 2: Cayman Islands	556	2.00
b. Countries rated NAIC - 2
Country 1: Mexico	215	0.80

Country 2: Panama	108	0.40
c. Countries rated NAIC - 3 or below

Country 1: Colombia	17	0.10

Country 2: British Virgin Islands	11	—
7. Aggregate unhedged foreign currency exposure:
	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$1,303	4.80%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$1,303	4.80%
b. Countries rated NAIC - 2	—	—
c. Countries rated NAIC - 3 or below	—	—
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:
	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$391	1.40%
Country 2: Ireland	296	1.10
b. Countries rated NAIC - 2
Country 1:	—	—
Country 2:	—	—
c. Countries rated NAIC - 3 or below
Country 1:	—	—
Country 2:	—	—

66

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	NAIC Rating	Amount	Percentage of Total Admitted Assets
a. 5555267	Mortgage Loans	$67	0.20%
b. TotalEnergies SE	NAIC 1 & 2 - Bonds	66	0.20

c. Granite DEBTCO 10 Limited	NAIC 1 - Bonds	63	0.20
d. 5555221	Mortgage Loans	60	0.20

e. Suzano S.A.	NAIC 2 - Bonds	59	0.20

f. AerCap Holdings N.V.	NAIC 2 - Bonds	57	0.20
g. 5555143	Mortgage Loans	56	0.20

h. HSBC Holdings plc	NAIC 1 & 2 - Bonds	55	0.20

i. Granite DEBTCO 9 Limited	NAIC 1 - Bonds	53	0.20

j. Silver (BREDS)	OTHER OIA	52	0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

	Amount	Percentage of Total Admitted Assets
a. AGLSA-02639#DV0	$500	1.90%
b. Carlyle Group	174	0.70
c. American Securities Capital Partners L.P.	50	0.20
d. MASS MUTUAL LIFE INS CO	42	0.20
e. Marlin Equity Partners	41	0.20
f. NORTHWESTERN MUTUAL LIFE	39	0.20
g. Greenbelt Capital Partners (FKA Trilantic Energy)	32	0.10
h. Waud Capital Partners LLC	30	0.10
i. GENERAL ATLANTIC	27	0.10
j. InSight Venture Partners	27	0.10

67

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

	Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:	$357	1.30%

Largest three investments held in nonaffiliated, privately placed equities:
a. Carlyle Alternative Opportunities Fund L.P.	$59	0.20
b. AlpInvest Co-Investment Fund (Onshore) VIII L.P.	34	0.10
c. Trilantic Energy Partners II (North America) L.P.	32	0.10

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Non- diversified
a. AGLSA-02639#DV0	$500	$500	$—
b. AIG Global Real Estate Investment Corp	233	—	233
c. Carlyle Group	215	215	—
d. American Securities Capital Partners L.P.	50	50	—
e. MASS MUTUAL LIFE INS CO	42	42	—
f. Marlin Equity Partners	41	41	—
g. NORTHWESTERN MUTUAL LIFE	39	39	—
h. Greenbelt Capital Partners (FKA Trilantic Energy)	32	32	—
i. Waud Capital Partners LLC	30	30	—

j. GENERAL ATLANTIC	27	27	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Amount	Percentage of Total Admitted Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, HI	$85	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8003012, TN	85	0.30
c. COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	67	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	63	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555221, ESP	60	0.20
f. COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	59	0.20
g. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	56	0.20
h. COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN	56	0.20
i. COMMERCIAL MORTGAGE LOAN, Loan No. 8002508, CA	52	0.20
j. COMMERCIAL MORTGAGE LOAN, Loan No. 8002742, DC	49	0.20

68

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$302	1.10%

b. Mortgage loans over 90 days past due	4	—

c. Mortgage loans in the process of foreclosure	—	—

d. Mortgage loans foreclosed	—	—

e. Restructured mortgage loans	70	0.30

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$2	—%	$120	0.40%	$—	—%

b. 91% to 95%	1	—	37	0.10	—	—

c. 81% to 90%	12	—	254	0.90	—	—

d. 71% to 80%	38	0.10	414	1.50	—	—

e. below 70%	548	2.00	2,309	8.50	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—

b. Repurchase agreements	—	—	40	—	—

c. Reverse repurchase agreements	—	—	—	—	—

d. Dollar repurchase agreements	—	—	—	—	—

e. Dollar reverse repurchase agreements	—	—	—	—	—

69

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$103	0.40%	$113	$107	$104
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

			Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$20	0.10%	$16	$2	$21
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	15	—
d. Other	—	—	—	—	—

70

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2024

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$405	1.5%	$405	$—	$405	1.5%
All other governments	716	2.7	716	—	716	2.7
U.S. states, territories and possessions, etc. guaranteed	97	0.4	97	—	97	0.4
U.S. political subdivisions of states, territories, and possessions, guaranteed	22	0.1	22	—	22	0.1
U.S. special revenue and special assessment obligations, etc. non-guaranteed	863	3.2	863	—	863	3.2
Industrial and miscellaneous	17,950	67.4	17,950	—	17,950	67.4
Hybrid securities	22	0.1	22	—	22	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
SVO identified funds	—	—	—	—	—	—
Unaffiliated Bank loans	217	0.8	217	—	217	0.8
Total long-term bonds	$20,292	76.2	$20,292	$—	$20,292	76.2
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$44	0.2	$44	$—	$44	0.2
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$44	0.2	$44	$—	$44	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	14	0.1	14	—14		0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	—	—	—	—	—	—
Total common stocks	$14	0.1	$14	$—	$14	0.1
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	602	2.2	602	$—	602	2.2
Commercial mortgages	3,024	11.3	3,024	$—	3,024	11.3
Mezzanine real estate loans	110	0.4	110	$—	110	0.4
Total valuation allowance	(52)	(0.2)	(52)	$—	(52)	(0.2)
Total mortgage loans	$3,684	13.7	$3,684	$—	$3,684	13.7
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	—	—	—	—	—	—
Total real estate	$—	—	$—	$—	$—	—
Cash, cash equivalents and short-term investments:
Cash	$243	0.9	$243	$—	$243	0.9
Cash equivalents	26	0.1	26	—	26	0.1
Short-term investments	—	—	—	—	—	—
Total cash, cash equivalents and short-term investments	$269	1.0	$269	$—	$269	1.0
Contract loans	$128	0.5	$128	$—	$128	0.5
Derivatives	119	0.4	119	—	119	0.4
Other invested assets	2,060	7.7	2,060	—	2,060	7.7
Receivables for securities	14	0.1	14	—	14	0.1
Securities Lending	—	—	—	—	—	—
Other invested assets	19	0.1	19	—	19	0.1
Total invested assets	$26,643	100.0%	$26,643	$—	$26,643	100.0%

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

December 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:  __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:  __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

December 31, 2024

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)  Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b)  Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

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